UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08932

Artisan Partners Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip Code)

Sarah A. Johnson	John M. Loder
Artisan Partners Funds, Inc.	Ropes & Gray LLP
875 East Wisconsin Avenue, Suite 800	Prudential Tower, 800 Boylston Street
Milwaukee, Wisconsin 53202	Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 9/30

Date of reporting period: 3/31/19

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report to Shareholders.

ARTISAN PARTNERS FUNDS

Share Class
	Investor	Advisor	Institutional
Artisan Developing World Fund	ARTYX	APDYX	APHYX
Artisan Global Discovery Fund	APFDX	N/A	N/A
Artisan Global Equity Fund	ARTHX	N/A	APHHX
Artisan Global Opportunities Fund	ARTRX	APDRX	APHRX
Artisan Global Value Fund	ARTGX	APDGX	APHGX
Artisan High Income Fund	ARTFX	APDFX	APHFX
Artisan International Fund	ARTIX	APDIX	APHIX
Artisan International Small-Mid Fund*	ARTJX	APDJX	APHJX
Artisan International Value Fund	ARTKX	APDKX	APHKX
Artisan Mid Cap Fund	ARTMX	APDMX	APHMX
Artisan Mid Cap Value Fund	ARTQX	APDQX	APHQX
Artisan Small Cap Fund	ARTSX	APDSX	APHSX
Artisan Sustainable Emerging Markets Fund**	ARTZX	N/A	APHEX
Artisan Thematic Fund	ARTTX	APDTX	N/A
Artisan Value Fund	ARTLX	APDLX	APHLX

*	Effective December 4, 2018, Artisan International Small Cap Fund changed its name to Artisan International Small-Mid Fund.
**	Effective April 1, 2019, Artisan Emerging Markets Fund changed its name to Artisan Sustainable Emerging Markets Fund.

Beginning on 31 March 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available online at http://hosted.rightprospectus.com/Artisan, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary or, if you invest directly with a Fund, by calling 800.344.1770 or by enrolling on the Funds’ website at www.artisanpartners.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800.344.1770 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with a Fund.

TABLE OF CONTENTS

SCHEDULES OF INVESTMENTS
2	Artisan Developing World Fund
4	Artisan Global Discovery Fund
6	Artisan Global Equity Fund
9	Artisan Global Opportunities Fund
11	Artisan Global Value Fund
13	Artisan High Income Fund
19	Artisan International Fund
22	Artisan International Small-Mid Fund
25	Artisan International Value Fund
27	Artisan Mid Cap Fund
30	Artisan Mid Cap Value Fund
32	Artisan Small Cap Fund
34	Artisan Sustainable Emerging Markets Fund
37	Artisan Thematic Fund
40	Artisan Value Fund

42	STATEMENTS OF ASSETS AND LIABILITIES

46	STATEMENTS OF OPERATIONS
50	STATEMENTS OF CHANGES IN NET ASSETS

58	FINANCIAL HIGHLIGHTS

75	NOTES TO FINANCIAL STATEMENTS

111	SHAREHOLDER EXPENSE EXAMPLE

116	FACTORS CONSIDERED IN APPROVING ARTISAN INTERNATIONAL SMALL-MID FUND’S ADVISORY AGREEMENT

118	NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

119	PROXY VOTING POLICIES AND PROCEDURES

119	INFORMATION ABOUT PORTFOLIO SECURITIES

ARTISAN PARTNERS FUNDS

P.O. BOX 219322

KANSAS CITY, MO 64121-9322

This report and the unaudited financial statements contained herein are provided for the general information of the shareholders of Artisan Partners Funds. Before investing, investors should consider carefully each Fund’s investment objective, risks and charges and expenses. For a prospectus or summary prospectus, which contain that information and more information about each Fund, please call 800.344.1770 or visit our website at www.artisanpartners.com. Read it carefully before you invest or send money.

Artisan Partners Funds offered through Artisan Partners Distributors LLC, member FINRA.

ARTISAN DEVELOPING WORLD FUND

Schedule of Investments – March 31, 2019 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 94.2%

ARGENTINA - 4.2%
MercadoLibre, Inc.*	174	$88,236

BRAZIL - 9.0%
B3 SA - Brasil Bolsa Balcao	7,685	62,574
BK Brasil Operacao e Assessoria a Restaurantes SA	2,490	14,042
Lojas Renner SA	2,161	24,034
Raia Drogasil SA*	2,766	45,939
StoneCo Ltd., Class A*	1,034	42,513

		189,102
CHINA - 28.9%
Alibaba Group Holding Ltd., ADR*	565	103,156
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,931	24,916
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	12,604	65,774
Han’s Laser Technology Industry Group Co. Ltd., Class A	2,537	15,930
Huazhu Group Ltd., ADR	1,001	42,203
Jiangsu Hengrui Medicine Co. Ltd., Class A	4,534	44,139
Kweichow Moutai Co. Ltd., Class A	756	96,067
Shanghai International Airport Co. Ltd., Class A	2,178	20,141
TAL Education Group, ADR*	2,876	103,751
Tencent Holdings Ltd.	1,912	87,905

		603,982
FRANCE - 3.9%
LVMH Moet Hennessy Louis Vuitton SE	161	59,144
Remy Cointreau SA	163	21,674

		80,818
HONG KONG - 4.4%
AIA Group Ltd.	9,143	91,022

INDIA - 11.7%
Eicher Motors Ltd.	156	46,417
HDFC Bank Ltd., ADR	841	97,447
ICICI Bank Ltd., ADR	1,545	17,709
ICICI Bank Ltd.	3,073	17,764
PVR Ltd.	716	17,014
Titan Co. Ltd.	2,930	48,302

		244,653
MACAU - 3.2%
Galaxy Entertainment Group Ltd.	9,690	65,979

MEXICO - 0.8%
Wal-Mart de Mexico SAB de CV	6,630	17,725

NETHERLANDS - 2.7%
ASML Holding NV, NYRS	300	56,339

PERU - 1.8%
Credicorp Ltd.	154	37,036

PHILIPPINES - 0.9%
Puregold Price Club, Inc.	21,226	19,444

POLAND - 0.8%
Dino Polska SA*	539	16,996

RUSSIA - 4.2%
Sberbank of Russia PJSC, ADR	1,591	21,101
Yandex NV, Class A*	1,925	66,088

		87,189
THAILAND - 5.5%
CP ALL PCL(1)	18,505	43,588
Sea Ltd., ADR*	3,027	71,189

		114,777
UNITED KINGDOM - 1.8%
Diageo plc	930	38,003

UNITED STATES - 10.4%
NVIDIA Corp.	550	98,799
Tiffany & Co.	226	23,821
Visa, Inc., Class A	608	95,008

		217,628

Total common stocks (Cost $1,440,285)		1,968,929

SHORT-TERM INVESTMENTS - 5.5%

INVESTMENT COMPANIES - 5.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.50%	39,252	39,252
Federated Treasury Obligations Fund - Institutional Class, 2.39%	38,097	38,097
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.37%	38,098	38,098

Total short-term investments (Cost $115,447)		115,447

2	Artisan Partners Funds

Value
Total investments - 99.7% (Cost $1,555,732)	$2,084,376

Other assets less liabilities - 0.3%	7,253

Total net assets - 100.0%(2)	$2,091,629

*	Non-income producing security.
(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $43,588, or 2.1% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ABBREVIATIONS

ADR - American Depositary Receipt

NYRS - New York Registry Shares

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$242,196	11.6%
Consumer Discretionary	619,087	29.7
Consumer Staples	324,351	15.6
Financials	344,652	16.6
Health Care	44,139	2.1
Industrials	36,071	1.7
Information Technology	358,433	17.2
Short-term investments	115,447	5.5

Total investments	$2,084,376	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$146,589	7.0%
British pound	38,003	1.8
Chinese yuan renminbi offshore	266,967	12.8
Euro	80,818	3.9
Hong Kong dollar	244,906	11.8
Indian rupee	129,497	6.2
Mexican peso	17,725	0.9
Philippine peso	19,444	0.9
Polish zloty	16,996	0.8
Thai baht	43,588	2.1
U.S. dollar	1,079,843	51.8

Total investments	$2,084,376	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
TAL Education Group	China	5.0%
Alibaba Group Holding Ltd.	China	4.9
NVIDIA Corp.	United States	4.7
HDFC Bank Ltd.	India	4.7
Kweichow Moutai Co. Ltd.	China	4.6
Visa, Inc.	United States	4.5
AIA Group Ltd.	Hong Kong	4.4
MercadoLibre, Inc.	Argentina	4.2
Tencent Holdings Ltd.	China	4.2
Sea Ltd.	Thailand	3.4

Total		44.6%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	3

ARTISAN GLOBAL DISCOVERY FUND

Schedule of Investments – March 31, 2019 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 92.2%

AUSTRALIA - 1.5%
Treasury Wine Estates Ltd.	117	$1,237

BRAZIL - 2.2%
Notre Dame Intermedica Participacoes SA	158	1,320
Pagseguro Digital Ltd., Class A*	20	588

		1,908
CANADA - 1.9%
CAE, Inc.	23	514
Canada Goose Holdings, Inc.*	22	1,069

		1,583
DENMARK - 3.6%
Ascendis Pharma A/S, ADR*	6	655
Genmab A/S*	9	1,566
Vestas Wind Systems A/S	10	846

		3,067
FRANCE - 2.5%
Orpea	8	949
Vivendi SA	39	1,142

		2,091
GERMANY - 2.8%
Puma SE	2	1,086
Varta AG*	31	1,333

		2,419
HONG KONG - 3.6%
Techtronic Industries Co. Ltd.	457	3,070

INDIA - 2.2%
HDFC Bank Ltd., ADR	16	1,832

JAPAN - 1.1%
Nintendo Co. Ltd.	3	940

LUXEMBOURG - 0.8%
Eurofins Scientific SE	2	646

MALTA - 0.5%
Kambi Group plc*	25	431

NETHERLANDS - 5.1%
ASML Holding NV	6	1,218
IMCD NV	33	2,514
Takeaway.com NV*	8	629

		4,361
SPAIN - 1.6%
Amadeus IT Group SA	17	1,385

SWITZERLAND - 1.2%
Lonza Group AG*	3	989

UNITED KINGDOM - 5.6%
B&M European Value Retail SA	303	1,475
Burberry Group plc	41	1,055
Fevertree Drinks plc	28	1,119
London Stock Exchange Group plc	18	1,105

		4,754
UNITED STATES - 56.0%
Alexion Pharmaceuticals, Inc.*	13	1,729
Atlassian Corp. plc, Class A*	6	671
Boston Scientific Corp.*	73	2,788
BWX Technologies, Inc.	29	1,430
Cintas Corp.	6	1,175
Cision Ltd.*	45	618
Cognex Corp.	12	590
Coherent, Inc.*	3	394
Cree, Inc.*	32	1,859
First Republic Bank	23	2,283
First Solar, Inc.*	17	888
FLIR Systems, Inc.	21	994
Fortive Corp.	12	969
Gardner Denver Holdings, Inc.*	66	1,825
Global Payments, Inc.	32	4,428
Guidewire Software, Inc.*	27	2,668
HealthEquity, Inc.*	7	492
IHS Markit Ltd.*	44	2,401
New York Times Co. (The), Class A	43	1,417
Novanta, Inc.*	13	1,111
Progressive Corp. (The)	32	2,338
RealPage, Inc.*	10	593
ServiceMaster Global Holdings, Inc.*	9	399
Skyworks Solutions, Inc.	9	725
Tableau Software, Inc., Class A*	14	1,770
Take-Two Interactive Software, Inc.*	11	1,061
TD Ameritrade Holding Corp.	21	1,046
Teledyne Technologies, Inc.*	14	3,378
Veeva Systems, Inc., Class A*	21	2,608
Visteon Corp.*	10	643
WellCare Health Plans, Inc.*	3	773

4	Artisan Partners Funds

	Shares Held	Value
UNITED STATES (CONTINUED)
Zynga, Inc., Class A*	267	$1,422

		47,486

Total common stocks (Cost $69,919)		78,199

SHORT-TERM INVESTMENTS - 7.8%

INVESTMENT COMPANIES - 7.8%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.50%	2,252	2,252
Federated Treasury Obligations Fund - Institutional Class, 2.39%	2,186	2,186
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.37%	2,185	2,185

Total short-term investments (Cost $6,623)		6,623

Total investments - 100.0% (Cost $76,542)		84,822

Other assets less liabilities - 0.0%(1)		(17)

Total net assets - 100.0%(2)		$84,805

*	Non-income producing security.
(1)	Amount rounds to less than 0.1%.
(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ABBREVIATION

ADR - American Depositary Receipt

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$5,983	7.1%
Consumer Discretionary	9,857	11.6
Consumer Staples	2,356	2.8
Financials	8,603	10.1
Health Care	14,515	17.1
Industrials	16,385	19.3
Information Technology	20,500	24.2
Short-term investments	6,623	7.8

Total investments	$84,822	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Australian dollar	$1,237	1.5%
Brazilian real	1,320	1.6
British pound	4,754	5.6
Canadian dollar	514	0.6
Danish krone	2,411	2.8
Euro	10,902	12.8
Hong Kong dollar	3,070	3.6
Japanese yen	940	1.1
Swedish krona	431	0.5
Swiss franc	989	1.2
U.S. dollar	58,254	68.7

Total investments	$84,822	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Global Payments, Inc.	United States	5.2%
Teledyne Technologies, Inc.	United States	4.0
Techtronic Industries Co. Ltd.	Hong Kong	3.6
Boston Scientific Corp.	United States	3.3
Guidewire Software, Inc.	United States	3.1
Veeva Systems, Inc.	United States	3.1
IMCD NV	Netherlands	3.0
IHS Markit Ltd.	United States	2.8
Progressive Corp. (The)	United States	2.8
First Republic Bank	United States	2.7

Total		33.6%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	5

ARTISAN GLOBAL EQUITY FUND

Schedule of Investments – March 31, 2019 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 96.1%

BELGIUM - 0.1%
Anheuser-Busch InBev SA	3	$242

BRAZIL - 3.7%
Petroleo Brasileiro SA, ADR*	288	4,592
Petroleo Brasileiro SA (Preference)	602	4,277

		8,869
CANADA - 1.6%
CAE, Inc.	95	2,104
Canada Goose Holdings, Inc.*	11	533
Dollarama, Inc.	27	723
Fortis, Inc.	16	607

		3,967
CHINA - 0.6%
Kweichow Moutai Co. Ltd., Class A	11	1,363

DENMARK - 1.8%
Genmab A/S*	25	4,300

FRANCE - 8.1%
Air Liquide SA	43	5,465
Airbus SE	51	6,742
BNP Paribas SA	44	2,081
Danone SA	31	2,403
Ipsen SA	11	1,513
Safran SA	10	1,410

		19,614
GERMANY - 9.5%
Adidas AG	6	1,515
Deutsche Boerse AG	82	10,498
MorphoSys AG*	11	980
Nemetschek SE	5	788
Wirecard AG	74	9,278

		23,059
GREECE - 0.7%
JUMBO SA	105	1,750

HONG KONG - 1.5%
AIA Group Ltd.	373	3,711

IRELAND - 0.3%
Ryanair Holdings plc, Equity-Linked Security*(1)(2)(3)	58	752

ITALY - 2.5%
Davide Campari-Milano SpA	308	3,020
Intesa Sanpaolo SpA	1,193	2,905

		5,925
JAPAN - 3.1%
Japan Exchange Group, Inc.	71	1,269
Jeol Ltd.	64	1,154
OBIC Business Consultants Co. Ltd.	67	2,740
Obic Co. Ltd.	23	2,296

		7,459
MACAU - 0.6%
Wynn Macau Ltd.	659	1,554

NETHERLANDS - 5.6%
ING Groep NV	496	5,995
InterXion Holding NV*	111	7,428

		13,423
SWITZERLAND - 4.5%
Idorsia Ltd.*	51	900
Lonza Group AG*	18	5,515
Nestle SA	40	3,805
Novartis AG	6	605

		10,825
UNITED KINGDOM - 7.2%
AVEVA Group plc	60	2,541
Linde plc	66	11,519
London Stock Exchange Group plc	53	3,275

		17,335
UNITED STATES - 44.7%
Abbott Laboratories	79	6,306
ACADIA Pharmaceuticals, Inc.*	137	3,680
Adobe, Inc.*	7	1,839
Alphabet, Inc., Class A*	3	3,773
Alphabet, Inc., Class C*	3	4,008
Amazon.com, Inc.*	3	4,778
Aon plc	4	654
Bio-Rad Laboratories, Inc., Class A*	11	3,491
Bristol-Myers Squibb Co.	113	5,373
CME Group, Inc.	7	1,110
Danaher Corp.	27	3,573
Dolby Laboratories, Inc., Class A	45	2,854
Facebook, Inc., Class A*	20	3,284
Fidelity National Information Services, Inc.	17	1,884
Harris Corp.	60	9,522
IHS Markit Ltd.*	78	4,229
Intercontinental Exchange, Inc.	101	7,659

6	Artisan Partners Funds

	Shares Held	Value
UNITED STATES (CONTINUED)
Levi Strauss & Co., Class A*	5	$113
LiveRamp Holdings, Inc.*	41	2,220
Mastercard, Inc., Class A	28	6,671
Norfolk Southern Corp.	18	3,275
PayPal Holdings, Inc.*	61	6,303
PerkinElmer, Inc.	38	3,702
PTC, Inc.*	42	3,914
ServiceNow, Inc.*	9	2,290
SS&C Technologies Holdings, Inc.	4	272
Trade Desk, Inc. (The), Class A*	9	1,803
Varonis Systems, Inc.*	55	3,301
ViewRay, Inc.*	386	2,856
WEX, Inc.*	17	3,272

		108,009

Total common stocks and equity-linked security (Cost $184,054)		232,157

SHORT-TERM INVESTMENTS - 4.4%

INVESTMENT COMPANIES - 4.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.50%	3,603	3,603
Federated Treasury Obligations Fund - Institutional Class, 2.39%	3,497	3,497
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.37%	3,497	3,497

Total short-term investments (Cost $10,597)		10,597

Total investments - 100.5% (Cost $194,651)		242,754

Other assets less liabilities - (0.5)%		(1,160)

Total net assets - 100.0%(4)		$241,594

*	Non-income producing security.
(1)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date		Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/2013 2/11/2019	-	$729	$752	0.3%

(2)	Security is an equity-linked security issued by HSBC Bank plc. As described in 2(g) in Notes to Financial Statements, equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(3)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $752, or 0.3% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ABBREVIATIONS

ADR - American Depositary Receipt

Preference - A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$11,065	4.6%
Consumer Discretionary	10,964	4.5
Consumer Staples	10,833	4.5
Energy	8,869	3.7
Financials	39,158	16.1
Health Care	43,949	18.1
Industrials	28,035	11.5
Information Technology	61,693	25.4
Materials	16,984	7.0
Utilities	607	0.2
Short-term investments	10,597	4.4

Total investments	$242,754	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$4,277	1.8%
British pound	5,815	2.4
Canadian dollar	3,434	1.4
Chinese yuan renminbi offshore	1,363	0.5
Danish krone	4,300	1.8
Euro	68,104	28.1
Hong Kong dollar	5,265	2.2
Japanese yen	7,459	3.1
Swiss franc	10,825	4.4
U.S. dollar	131,912	54.3

Total investments	$242,754	100.0%

Artisan Partners Funds	7

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Linde plc	United Kingdom	4.8%
Deutsche Boerse AG	Germany	4.3
Harris Corp.	United States	3.9
Wirecard AG	Germany	3.8
Petroleo Brasileiro SA	Brazil	3.7
Alphabet, Inc.	United States	3.2
Intercontinental Exchange, Inc.	United States	3.2
InterXion Holding NV	Netherlands	3.1
Airbus SE	France	2.8
Mastercard, Inc.	United States	2.8

Total		35.6%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

8	Artisan Partners Funds

ARTISAN GLOBAL OPPORTUNITIES FUND

Schedule of Investments – March 31, 2019 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.5%

AUSTRALIA - 1.5%
Treasury Wine Estates Ltd.	4,490	$47,599

BELGIUM - 1.2%
Umicore SA	872	38,718

BRAZIL - 1.1%
Pagseguro Digital Ltd., Class A*	1,111	33,153

CHINA - 2.8%
Tencent Holdings Ltd.	1,925	88,518

DENMARK - 4.1%
Genmab A/S*	457	79,328
Vestas Wind Systems A/S	616	51,810

		131,138
FRANCE - 1.6%
Vivendi SA	1,762	51,063

GERMANY - 1.7%
Adidas AG	214	52,096

HONG KONG - 3.9%
Techtronic Industries Co. Ltd.	18,461	124,052

INDIA - 2.5%
HDFC Bank Ltd., ADR	673	77,997

JAPAN - 3.0%
Daifuku Co. Ltd.	322	16,719
Keyence Corp.	67	41,508
Nintendo Co. Ltd.	133	37,852

		96,079
MACAU - 1.4%
Sands China Ltd.	9,080	45,630

NETHERLANDS - 1.1%
ASML Holding NV, NYRS	191	35,995

SPAIN - 1.5%
Amadeus IT Group SA	609	48,805

SWITZERLAND - 5.3%
Lonza Group AG*	286	88,628
SWITZERLAND (CONTINUED)
Temenos AG	541	79,805

		168,433
UNITED KINGDOM - 9.2%
AstraZeneca plc	1,399	111,757
Burberry Group plc	1,761	44,832
Fevertree Drinks plc	1,738	68,343
London Stock Exchange Group plc	1,096	67,832

		292,764
UNITED STATES - 53.6%
Activision Blizzard, Inc.	947	43,114
Advanced Micro Devices, Inc.*	1,678	42,825
Agilent Technologies, Inc.	703	56,544
Alexion Pharmaceuticals, Inc.*	473	63,899
Alphabet, Inc., Class A*	71	83,390
Amazon.com, Inc.*	28	49,594
Anthem, Inc.	304	87,350
Aptiv plc	1,032	82,038
Atlassian Corp. plc, Class A*	423	47,554
Bank of America Corp.	3,926	108,316
Boston Scientific Corp.*	2,700	103,620
Cree, Inc.*	815	46,660
Fortive Corp.	599	50,277
Harris Corp.	456	72,853
IHS Markit Ltd.*	3,640	197,933
Lowe’s Cos., Inc.	698	76,406
Microsoft Corp.	537	63,279
Pioneer Natural Resources Co.	326	49,616
Progressive Corp. (The)	1,108	79,886
Tiffany & Co.	163	17,185
Veeva Systems, Inc., Class A*	274	34,705
Visa, Inc., Class A	876	136,804
Worldpay, Inc., Class A*	914	103,702

		1,697,550

Total common stocks (Cost $2,316,000)		3,029,590

SHORT-TERM INVESTMENTS - 3.8%

INVESTMENT COMPANIES - 3.8%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.50%	40,739	40,739
Federated Treasury Obligations Fund - Institutional Class, 2.39%	39,541	39,541

Artisan Partners Funds	9

	Shares Held	Value
INVESTMENT COMPANIES (CONTINUED)
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.37%	39,541	$39,541

Total short-term investments (Cost $119,821)		119,821

Total investments - 99.3% (Cost $2,435,821)		3,149,411

Other assets less liabilities - 0.7%		20,974

Total net assets - 100.0%(1)		$3,170,385

*	Non-income producing security.
(1)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ABBREVIATION

ADR - American Depositary Receipt

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$303,936	9.6%
Consumer Discretionary	491,834	15.6
Consumer Staples	115,943	3.7
Energy	49,616	1.6
Financials	334,031	10.6
Health Care	625,832	19.9
Industrials	389,591	12.4
Information Technology	680,089	21.6
Materials	38,718	1.2
Short-term investments	119,821	3.8

Total investments	$3,149,411	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Australian dollar	$47,599	1.5%
British pound	292,764	9.3
Danish krone	131,138	4.2
Euro	190,682	6.1
Hong Kong dollar	258,200	8.2
Japanese yen	96,079	3.0
Swiss franc	168,433	5.3
U.S. dollar	1,964,516	62.4

Total investments	$3,149,411	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
IHS Markit Ltd.	United States	6.2%
Visa, Inc.	United States	4.3
Techtronic Industries Co. Ltd.	Hong Kong	3.9
AstraZeneca plc	United Kingdom	3.5
Bank of America Corp.	United States	3.4
Worldpay, Inc.	United States	3.3
Boston Scientific Corp.	United States	3.3
Lonza Group AG	Switzerland	2.8
Tencent Holdings Ltd.	China	2.8
Anthem, Inc.	United States	2.8

Total		36.3%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

10	Artisan Partners Funds

ARTISAN GLOBAL VALUE FUND

Schedule of Investments – March 31, 2019 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.4%

BELGIUM - 1.8%
Groupe Bruxelles Lambert SA	607	$59,013

BRAZIL - 3.1%
Telefonica Brasil SA, ADR	8,386	101,224

CANADA - 1.7%
Imperial Oil Ltd.	2,040	55,687

CHINA - 2.6%
Baidu, Inc., ADR*	509	83,911

DENMARK - 0.6%
ISS A/S	621	18,880

FRANCE - 1.3%
Sodexo SA	386	42,481

INDIA - 1.1%
Bharti Infratel Ltd.	8,024	36,301

JAPAN - 0.6%
Yahoo Japan Corp.	7,787	19,039

NETHERLANDS - 5.0%
ING Groep NV	4,841	58,566
NXP Semiconductors NV	1,171	103,466

		162,032
SOUTH KOREA - 6.3%
Hyundai Motor Co.	222	23,348
Hyundai Motor Co. (Preference)	51	3,403
KT&G Corp.	321	29,304
Samsung Electronics Co. Ltd.	3,831	150,708

		206,763
SPAIN - 0.8%
Bankia SA	10,042	26,021

SWITZERLAND - 10.5%
ABB Ltd.	4,896	91,986
Cie Financiere Richemont SA	1,305	95,105
Nestle SA	654	62,373
SWITZERLAND (CONTINUED)
UBS Group AG*	7,795	94,490

		343,954
UNITED KINGDOM - 10.6%
BAE Systems plc	9,030	56,738
IMI plc	2,568	32,046
Lloyds Banking Group plc	127,137	102,897
Royal Bank of Scotland Group plc	19,532	62,836
Tesco plc	29,879	90,323

		344,840
UNITED STATES - 47.4%
Advance Auto Parts, Inc.	295	50,262
Allergan plc	619	90,667
Alphabet, Inc., Class A*	51	60,331
Alphabet, Inc., Class C*	30	35,662
American Express Co.	745	81,464
Aon plc	338	57,698
Arch Capital Group Ltd.*	3,591	116,073
Bank of New York Mellon Corp. (The)	2,332	117,582
Citigroup, Inc.	1,696	105,538
DENTSPLY SIRONA, Inc.	2,291	113,610
Expedia Group, Inc.	816	97,155
Facebook, Inc., Class A*	646	107,723
FedEx Corp.	426	77,233
Fluor Corp.	549	20,185
Marsh & McLennan Cos., Inc.	1,257	117,990
Medtronic plc	839	76,373
Oracle Corp.	1,872	100,568
Progressive Corp. (The)	844	60,848
United Technologies Corp.	446	57,430

		1,544,392

Total common stocks (Cost $2,616,816)		3,044,538

SHORT-TERM INVESTMENTS - 6.1%

INVESTMENT COMPANIES - 6.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.50%	67,670	67,670
Federated Treasury Obligations Fund - Institutional Class, 2.39%	65,680	65,680

Artisan Partners Funds	11

	Shares Held	Value
INVESTMENT COMPANIES (CONTINUED)
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.37%	65,680	$65,680

Total short-term investments (Cost $199,030)		199,030

Total investments - 99.5% (Cost $2,815,846)		3,243,568

Other assets less liabilities - 0.5%		17,606

Total net assets - 100.0%(1)		$3,261,174

*	Non-income producing security.
(1)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ABBREVIATIONS

ADR - American Depositary Receipt

Preference - A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

FOREIGN CURRENCY FORWARD CONTRACTS
Dollar values in thousands
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNH	102,514	USD	14,874	JPMorgan Chase Bank N.A.	5/9/2019	$373

	Total unrealized appreciation					373

USD	85,254	CNH	592,031	JPMorgan Chase Bank N.A.	5/9/2019	(2,801)

	Total unrealized depreciation					(2,801)

	Net unrealized depreciation					$(2,428)

CNH - Chinese yuan renminbi offshore

USD - U.S. dollar

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$444,191	13.7%
Consumer Discretionary	311,754	9.6
Consumer Staples	181,999	5.6
Energy	55,687	1.7
Financials	1,061,017	32.7
Health Care	280,650	8.7
Industrials	354,498	10.9
Information Technology	354,742	11.0
Short-term investments	199,030	6.1

Total investments	$3,243,568	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$344,840	10.6%
Canadian dollar	55,687	1.7
Danish krone	18,880	0.6
Euro	186,081	5.7
Indian rupee	36,301	1.1
Japanese yen	19,039	0.6
Korean won	206,763	6.4
Swiss franc	343,954	10.6
U.S. dollar	2,032,023	62.7

Total investments	$3,243,568	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co. Ltd.	South Korea	4.6%
Marsh & McLennan Cos., Inc.	United States	3.6
Bank of New York Mellon Corp. (The)	United States	3.6
Arch Capital Group Ltd.	United States	3.6
DENTSPLY SIRONA, Inc.	United States	3.5
Facebook, Inc.	United States	3.3
Citigroup, Inc.	United States	3.2
NXP Semiconductors NV	Netherlands	3.2
Lloyds Banking Group plc	United Kingdom	3.2
Telefonica Brasil SA	Brazil	3.1

Total		34.9%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

12	Artisan Partners Funds

ARTISAN HIGH INCOME FUND

Schedule of Investments – March 31, 2019 (Unaudited)

Shares and dollar values in thousands

	Principal Amount	Value
CORPORATE BONDS - 72.0%

AGRICULTURE - 0.2%
Pinnacle Operating Corp. 9.00%, 5/15/2023(1)(2)(3)	$13,301	$6,916

AUTO MANUFACTURERS - 1.0%
Tesla, Inc. 5.30%, 8/15/2025(1)	39,500	34,217

CHEMICALS - 0.1%
Starfruit Finco BV 8.00%, 10/1/2026(1)(4)	3,000	3,030

DIVERSIFIED FINANCIAL SERVICES - 6.6%
Jefferies Finance LLC
7.50%, 4/15/2021(1)	15,112	15,339
6.88%, 4/15/2022(1)	19,895	19,994
NFP Corp. 6.88%, 7/15/2025(1)	70,898	67,708
Quicken Loans, Inc. 5.25%, 1/15/2028(1)	15,000	14,044
Springleaf Finance Corp. 7.13%, 3/15/2026	57,000	58,033
TMX Finance LLC 11.13%, 4/1/2023(1)	9,500	8,930
Werner FinCo LP 8.75%, 7/15/2025(1)	40,680	35,050

		219,098
ENGINEERING & CONSTRUCTION - 4.0%
Frontdoor, Inc. 6.75%, 8/15/2026(1)	31,780	32,495
Great Lakes Dredge & Dock Corp. 8.00%, 5/15/2022	30,120	31,588
New Enterprise Stone & Lime Co., Inc. 10.13%, 4/1/2022(1)	15,255	15,446
Tutor Perini Corp. 6.88%, 5/1/2025(1)	50,260	50,078

		129,607
FOOD - 0.4%
KeHE Distributors LLC 7.63%, 8/15/2021(1)	14,580	14,434

HEALTHCARE-SERVICES - 5.4%
Acadia Healthcare Co., Inc.
5.13%, 7/1/2022	4,500	4,511
5.63%, 2/15/2023	16,285	16,387
6.50%, 3/1/2024	6,365	6,524
Community Health Systems, Inc. 8.00%, 3/15/2026(1)	19,630	18,782
Eagle Holding Co. II LLC 7.63% Cash, 8.38% PIK, 5/15/2022(1)(5)	31,288	31,562
HEALTHCARE-SERVICES (CONTINUED)
Hadrian Merger Sub, Inc. 8.50%, 5/1/2026(1)	20,500	18,937
HCA, Inc.
5.38%, 9/1/2026	5,000	5,262
5.63%, 9/1/2028	20,000	21,150
5.50%, 6/15/2047	30,000	32,014
Surgery Center Holdings, Inc. 10.00%, 4/15/2027(1)	24,250	24,614

		179,743
INSURANCE - 5.9%
Acrisure LLC 7.00%, 11/15/2025(1)	59,575	53,618
Aon Corp. 8.21%, 1/1/2027	23,398	27,493
Ardonagh Midco 3 plc
8.63%, 7/15/2023(1)(4)	46,050	39,373
8.63%, 7/15/2023(1)(4)	13,500	11,542
AssuredPartners, Inc. 7.00%, 8/15/2025(1)	51,051	47,222
HUB International Ltd. 7.00%, 5/1/2026(1)	20,064	19,863

		199,111
MACHINERY-DIVERSIFIED - 0.9%
SPX FLOW, Inc. 5.63%, 8/15/2024(1)	29,250	29,396

MEDIA - 11.6%
Altice Luxembourg SA
7.75%, 5/15/2022(1)(4)	5,000	4,994
7.63%, 2/15/2025(1)(4)	35,000	30,669
Cablevision Systems Corp. 5.88%, 9/15/2022	44,077	46,060
CCO Holdings LLC
5.75%, 2/15/2026(1)	5,000	5,237
5.50%, 5/1/2026(1)	88,580	91,459
5.13%, 5/1/2027(1)	64,000	64,400
CSC Holdings LLC 7.50%, 4/1/2028(1)	20,000	21,431
Virgin Media Secured Finance plc 5.50%, 8/15/2026(1)(4)	45,999	46,804
Walt Disney Co. (The) 6.20%, 12/15/2034(1)	31,184	40,751
Ziggo BV 5.50%, 1/15/2027(1)(4)	35,966	35,606

		387,411
MINING - 0.2%
Compass Minerals International, Inc. 4.88%, 7/15/2024(1)	7,935	7,419

MISCELLANEOUS MANUFACTURING - 6.3%
FXI Holdings, Inc. 7.88%, 11/1/2024(1)	23,000	21,390

Artisan Partners Funds	13

	Principal Amount	Value
MISCELLANEOUS MANUFACTURING (CONTINUED)
General Electric Co.
Series D, (ICE LIBOR USD 3 Month + 3.33%), 5.00%, 1/21/2021(6)(7)	$34,268	$31,939
6.75%, 3/15/2032	112,917	130,549
6.88%, 1/10/2039	21,774	25,783

		209,661
OIL & GAS - 7.9%
Callon Petroleum Co. 6.13%, 10/1/2024	25,545	25,673
Carrizo Oil & Gas, Inc. 8.25%, 7/15/2025	13,810	14,293
Endeavor Energy Resources LP
5.50%, 1/30/2026(1)	15,065	15,479
5.75%, 1/30/2028(1)	32,700	34,335
EP Energy LLC
9.38%, 5/1/2020(3)	14,501	6,526
8.00%, 2/15/2025(1)(3)	96,824	33,404
Halcon Resources Corp. 6.75%, 2/15/2025	12,375	7,425
Laredo Petroleum, Inc. 6.25%, 3/15/2023	33,281	29,703
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/2026(1)	21,000	19,373
Northern Oil and Gas, Inc. 8.50% Cash, 9.50% PIK, 5/15/2023(5)	5,013	5,182
Seven Generations Energy Ltd.
6.75%, 5/1/2023(1)(4)	39,170	40,296
6.88%, 6/30/2023(1)(4)	15,440	15,903
5.38%, 9/30/2025(1)(4)	13,618	13,312

		260,904
OIL & GAS SERVICES - 1.1%
FTS International, Inc. 6.25%, 5/1/2022	38,909	37,644

PACKAGING & CONTAINERS - 1.4%
Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	5,126	5,690
Multi-Color Corp. 4.88%, 11/1/2025(1)	38,286	39,530

		45,220
PHARMACEUTICALS - 0.6%
Horizon Pharma USA, Inc. 8.75%, 11/1/2024(1)	12,530	13,611
Perrigo Finance Unlimited Co. 4.38%, 3/15/2026	7,310	7,128

		20,739
PIPELINES - 0.8%
Antero Midstream Partners LP 5.38%, 9/15/2024	18,850	18,997
5.75%, 3/1/2027(1)	7,000	7,105

		26,102
REAL ESTATE - 2.0%
Realogy Group LLC
4.88%, 6/1/2023(1)	54,475	50,662
9.38%, 4/1/2027(1)	17,000	17,404

		68,066
REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.0%
Iron Mountain US Holdings, Inc. 5.38%, 6/1/2026(1)	5,580	5,496
Iron Mountain, Inc.
5.75%, 8/15/2024	25,125	25,376
4.88%, 9/15/2027(1)	5,000	4,800
5.25%, 3/15/2028(1)	14,423	13,991
Uniti Group LP 7.13%, 12/15/2024(1)	20,071	17,261
VEREIT Operating Partnership LP 4.88%, 6/1/2026	65,097	67,828

		134,752
RETAIL - 7.4%
Beacon Roofing Supply, Inc. 4.88%, 11/1/2025(1)	51,500	48,925
Carvana Co. 8.88%, 10/1/2023(1)	14,317	14,639
Ferrellgas LP
6.50%, 5/1/2021	72,075	63,156
6.75%, 6/15/2023	3,816	3,329
Ferrellgas Partners LP
8.63%, 6/15/2020	23,748	17,930
8.63%, 6/15/2020	7,316	5,523
J. Crew Brand LLC 13.00%, 9/15/2021(1)	35,835	37,627
Sonic Automotive, Inc. 5.00%, 5/15/2023	57,224	54,935

		246,064
SOFTWARE - 1.2%
Ascend Learning LLC 6.88%, 8/1/2025(1)	18,263	18,149
First Data Corp. 5.75%, 1/15/2024(1)	21,000	21,593

		39,742
TELECOMMUNICATIONS - 3.0%
Altice France SA 6.25%, 5/15/2024(1)(4)	10,000	10,075
CommScope Finance LLC 8.25%, 3/1/2027(1)	11,765	12,206
T-Mobile USA, Inc.
6.50%, 1/15/2026	35,750	38,163
4.50%, 2/1/2026	39,540	39,519

		99,963

Total corporate bonds (Cost $2,441,419)		2,399,239

BANK LOANS - 22.3%

AEROSPACE/DEFENSE - 0.7%
Jazz Acquisition, Inc. First Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 6.10%, 6/19/2021(7)	15,422	15,036
Jazz Acquisition, Inc. Second Lien Term Loan (ICE LIBOR USD 3 Month + 6.75%), 9.35%, 6/19/2022(7)	8,220	7,631

		22,667

14	Artisan Partners Funds

	Principal Amount	Value
AGRICULTURE - 0.2%
Pinnacle Operating Corp. First Lien Term Loan B (ICE LIBOR USD 1 Month + 7.25%), 8.00%, 11/15/2021(7)	$9,329	$7,318

AIRLINES - 0.7%
XO Management Holding Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 5.75%), 8.49%, 12/6/2021(7)	25,600	24,704

AUTO PARTS & EQUIPMENT - 0.4%
Panther BF Aggregator 2 LP First Lien Term Loan B (ICE LIBOR USD 6 Month + 3.50%), 6.12%, 3/18/2026(7)	14,500	14,328

CHEMICALS - 0.3%
Starfruit US Holdco LLC First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.74%, 10/1/2025(7)	10,000	9,844

COMMERCIAL SERVICES - 1.1%
Midas Intermediate Holdco II LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 5.35%, 8/18/2021(7)	37,938	36,863

DIVERSIFIED FINANCIAL SERVICES - 0.5%
Werner FinCo L.P. First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 6.60%, 7/24/2024(7)	16,756	16,149

FOOD - 0.2%
Chobani LLC First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 6.00%, 10/10/2023(7)	7,790	7,449

HEALTHCARE-SERVICES - 1.4%
CCS-CMGC Holdings, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 5.50%), 8.00%, 10/1/2025(7)	4,988	4,763
DentalCorp Perfect Smile ULC First Lien Delayed Draw Term Loan (ICE LIBOR USD 1 Month + 3.75%), 6.25%, 5/31/2025(4)(7)	2,337	2,276
DentalCorp Perfect Smile ULC First Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 6.25%, 5/31/2025(4)(7)	12,688	12,355
DentalCorp Perfect Smile ULC Second Lien Delayed Draw Term Loan (ICE LIBOR USD 1 Month + 7.50%), 10.00%, 6/1/2026(4)(7)	1,640	1,615
HEALTHCARE-SERVICES (CONTINUED)
DentalCorp Perfect Smile ULC Second Lien Term Loan (ICE LIBOR USD 1 Month + 7.50%), 10.00%, 6/1/2026(4)(7)	8,840	8,708
Heartland Dental LLC First Lien Delayed Draw Term Loan (ICE LIBOR USD 1 Month + 3.75%), 6.16%, 4/18/2025(7)	365	354
Heartland Dental LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 6.25%, 4/30/2025(7)	19,063	18,473

		48,544
INSURANCE - 3.5%
Acrisure LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 6.88%, 11/22/2023(7)	13,965	13,857
AssuredPartners, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.75%, 10/22/2024(7)	19,688	19,024
USI, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 5.60%, 5/16/2024(7)	55,455	53,699
York Risk Services Holding Corp. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 6.25%, 10/1/2021(7)	31,545	29,416

		115,996
INTERNET - 0.4%
Ancestry.com Operations, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.75%, 10/19/2023(7)	14,420	14,317

INVESTMENT COMPANIES - 2.0%
TKC Holdings, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 6.25%, 2/1/2023(7)	32,694	32,017
TKC Holdings, Inc. Second Lien Term Loan (ICE LIBOR USD 1 Month + 8.00%), 10.50%, 2/1/2024(7)	34,109	33,118

		65,135
LEISURE TIME - 0.4%
Topgolf International, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 5.50%), 8.00%, 12/31/2100(7)	11,560	11,589

MACHINERY-DIVERSIFIED - 0.3%
STS Operating, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 6.75%, 12/11/2024(7)	9,912	9,702

Artisan Partners Funds	15

	Principal Amount	Value
MEDIA - 0.4%
Virgin Media Bristol LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 4.98%, 1/15/2026(7)	$12,000	$11,863

MISCELLANEOUS MANUFACTURING - 0.6%
Utex Industries, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 6.50%, 5/21/2021(7)	20,945	20,081

REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.1%
Uniti Group LP First Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 7.50%, 10/24/2022(7)	38,613	37,680

RETAIL - 1.8%
Neiman Marcus Group Ltd. LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.73%, 10/25/2020(7)	36,408	33,768
PetSmart, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.49%, 3/11/2022(7)	14,462	12,953
Portillo’s Holdings LLC First Lien Term Loan (ICE LIBOR USD 6 Month + 4.50%), 7.10%, 8/2/2021(7)	577	575
SRS Distribution, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.75%, 5/23/2025(7)	14,875	14,171

		61,467
SOFTWARE - 4.6%
First Data Corp. First Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 4.49%, 7/8/2022(7)	9,508	9,484
Renaissance Holdings Corp. First Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.75%, 5/24/2025(7)	10,918	10,445
Renaissance Holdings Corp. Second Lien Term Loan (ICE LIBOR USD 1 Month + 7.00%), 9.50%, 5/25/2026(7)	22,617	20,657
Vertafore, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.75%, 7/2/2025(7)	39,900	39,130
Vertafore, Inc. Second Lien Term Loan (ICE LIBOR USD 1 Month + 7.25%), 9.75%, 7/2/2026(7)	75,000	73,875

		153,591
TELECOMMUNICATIONS - 0.5%
CommScope, Inc. First Lien Term Loan B2 (ICE LIBOR USD 3 Month + 3.25%), 5.84%, 2/6/2026(7)	15,000	14,975

TRANSPORTATION - 1.2%
SIRVA Worldwide, Inc. First Lien Term Loan
(ICE LIBOR USD 3 Month + 5.50%), 8.00%, 8/4/2025(7)	26,552	25,822
(ICE LIBOR USD 3 Month + 5.50%), 8.10%, 8/4/2025(7)	1,186	1,153
(ICE LIBOR USD 3 Month + 5.50%), 8.13%, 8/4/2025(7)	7,048	6,854
(ICE LIBOR USD 3 Month + 5.50%), 8.24%, 8/4/2025(7)	6,952	6,761

Total bank loans (Cost $751,303)		744,852

	Shares Held
PREFERRED STOCKS - 0.1%

AGRICULTURE - 0.1%
Pinnacle Agriculture Enterprises LLC*(2)(3)(8)(9)	9,263	1,598

APPAREL - 0.0%(11)
Chinos Holdings, Inc. 5.00% Cash, 2.00% Capitalization(1)(3)(5)(6)	4,585	1,142

Total preferred stocks (Cost $8,281)		2,740

COMMON STOCK - 0.0%(10)

RETAIL - 0.0%(10)
Chinos Holdings, Inc. Class A (Cost $– )*(3)	406	541

	Principal Amount
CORPORATE BOND ESCROWS - 0.0%

CHEMICALS - 0.0%
Momentive Performance Materials, Inc. (escrow shares) 10.00%, 10/15/2020(3)(8)(9)	$2,000	–

OIL & GAS - 0.0%
Midstates Petroleum Co., Inc. (escrow shares) 10.00%, 6/1/2020(3)(8)(9)	13,300	–

Total corporate bond escrows (Cost $–)		–

16	Artisan Partners Funds

	Shares Held	Value
SHORT-TERM INVESTMENTS - 7.8%

INVESTMENT COMPANIES - 7.8%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.50%	87,821	$87,821
Federated Treasury Obligations Fund - Institutional Class, 2.39%	85,239	85,239
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.37%	85,239	85,239

Total short-term investments (Cost $258,299)		258,299

Total investments - 102.2% (Cost $3,459,302)		3,405,671

Other assets less liabilities - (2.2%)		(73,115)

Total net assets - 100.0%(11)		$3,332,556

*	Non-income producing security.
(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	Security was deemed restricted as of March 31, 2019.

Security	Acquisition Date		Cost	Value	Percentage of Total Net Assets
Pinnacle Operating Corp., 9.00%, 5/15/2023	3/28/2014 3/24/2017	-	$15,295	$6,916	0.2%
Pinnacle Agriculture Holdings LLC	3/10/2017		6,546	1,598	0.1%

(3)	Security has been deemed illiquid under procedures established by the board of directors of Artisan Partners Funds. In total, the value of securities deemed illiquid was $50,127, or 1.5% of total net assets.
(4)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Altice France SA, 6.25%, 5/15/2024	France	U.S. dollar
Altice Luxembourg SA, 7.63%, 2/15/2025	Luxembourg	U.S. dollar
Altice Luxembourg SA, 7.75%, 5/15/2022	Luxembourg	U.S. dollar
Ardonagh Midco 3 plc, 8.63%, 7/15/2023	United Kingdom	U.S. dollar
DentalCorp Perfect Smile ULC First Lien Delayed Draw Term Loan, 6.25%, 5/31/2025	Canada	U.S. dollar
DentalCorp Perfect Smile ULC First Lien Term Loan, 6.25%, 5/31/2025	Canada	U.S. dollar
Dentalcorp Perfect Smile ULC Second Lien Delayed Draw Term Loan, 10.00%, 6/1/2026	Canada	U.S. dollar
Dentalcorp Perfect Smile ULC Second Lien Term Loan, 10.00%, 6/1/2026	Canada	U.S. dollar
Seven Generations Energy Ltd., 5.38%, 9/30/2025	Canada	U.S. dollar
Seven Generations Energy Ltd., 6.88%, 6/30/2023	Canada	U.S. dollar
Seven Generations Energy Ltd., 6.75%, 5/1/2023	Canada	U.S. dollar
Starfruit Finco BV, 8.00%, 10/1/2026	Netherlands	U.S. dollar
Virgin Media Secured Finance plc, 5.50%, 8/15/2026	United Kingdom	U.S. dollar
Ziggo BV, 5.50%, 1/15/2027	Netherlands	U.S. dollar

(5)	Payment in-kind security.
(6)	Perpetual security. The rate reflected was the rate in effect on March 31, 2019. The maturity date reflects the next call date.
(7)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2019.
(8)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(9)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,598, or 0.1% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(10)	Amount rounds to less than 0.1%.
(11)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ABBREVIATIONS

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

USD - U.S. dollar

Artisan Partners Funds	17

UNFUNDED LOAN COMMITMENTS

Pursuant to the terms of the following bank loan agreements, the portfolio had unfunded loan commitments of $1,851 or 0.1% of the total net assets as of March 31, 2019, which could be drawn at the option of the borrower:

Borrower	Unfunded Commitment Amount	Unfunded Value	Unrealized (Depreciation)
DentalCorp Perfect Smile ULC First Lien Delayed Draw Term Loan	$846	$824	$(22)
Dentalcorp Perfect Smile ULC Second Lien Delayed Draw Term Loan	570	561	(9)
Heartland Dental LLC Delayed Draw Term Loan	435	422	(13)

	$1,851	$1,807	$(44)

FUTURES CONTRACTS
Dollar values in thousands

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Notional Value	Unrealized (Depreciation)
Short Positions Contracts
U.S. Treasury 10 Year Note	(1,268)	6/19/2019	USD	$126,800	$(157,509)	$(2,041)
U.S. Treasury Long Bond	(241)	6/19/2019	USD	24,100	(36,067)	(905)

						$(2,946)

USD - U.S. dollar

CREDIT DIVERSIFICATION - March 31, 2019
	Percentage of Total Net Assets
A	1.2%
BBB	9.7
BB	19.2
B	41.9
CCC	21.2
CC	1.2
Unrated	0.0	†

†	Amount rounds to less than 0.1%.

Credit quality ratings apply to the underlying holdings of the Fund and not the Fund itself. The credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s or Moody’s Investor Services (shown using the rating scale of Standard & Poor’s). Investments designated as unrated are not rated by either rating agency. Credit quality ratings are subjective opinions, not statements of fact, and are subject to change.

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
General Electric Co.	United States	5.6%
CCO Holdings LLC	United States	4.8
T-Mobile USA, Inc.	United States	2.3
Vertafore, Inc. Second Lien Term Loan	United States	2.2
Seven Generations Energy Ltd.	Canada	2.1
Realogy Group LLC	United States	2.0
VEREIT Operating Partnership LP	United States	2.0
NFP Corp.	United States	2.0
Ferrellgas LP	United States	2.0
HCA, Inc.	United States	1.8

Total		26.8%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

18	Artisan Partners Funds

ARTISAN INTERNATIONAL FUND

Schedule of Investments – March 31, 2019 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 97.9%

BELGIUM - 0.8%
Anheuser-Busch InBev SA	1,072	$89,913

BRAZIL - 4.9%
B3 SA - Brasil Bolsa Balcao	4,964	40,415
Petroleo Brasileiro SA, ADR*	15,242	242,651
Petroleo Brasileiro SA (Preference)	34,935	248,314

		531,380
CANADA - 1.5%
Canadian National Railway Co.	529	47,310
Canadian Pacific Railway Ltd.	260	53,580
Dollarama, Inc.	1,177	31,394
Fortis, Inc.	740	27,359

		159,643
CHINA - 0.5%
Kweichow Moutai Co. Ltd., Class A	455	57,875

DENMARK - 1.9%
Genmab A/S*	1,197	207,756

FINLAND - 1.0%
Fortum OYJ	5,018	102,606

FRANCE - 13.0%
Air Liquide SA	2,071	263,345
Airbus SE	3,349	442,862
Amundi SA	462	29,100
BNP Paribas SA	3,685	176,111
Danone SA	1,002	77,240
Eiffage SA	1,393	133,865
Safran SA	642	88,032
Schneider Electric SE	478	37,501
Vinci SA	1,683	163,732

		1,411,788
GERMANY - 18.8%
Adidas AG	287	69,636
Allianz SE	1,231	273,698
Beiersdorf AG	1,028	106,932
Deutsche Boerse AG	4,882	625,896
Deutsche Post AG	11,500	374,116
Symrise AG	1,417	127,652
Wirecard AG	3,659	458,521

		2,036,451
HONG KONG - 3.7%
AIA Group Ltd.	39,686	395,094

INDIA - 2.0%
Housing Development Finance Corp. Ltd.	7,560	214,785

INDONESIA - 0.6%
Bank Rakyat Indonesia Persero Tbk. PT	234,831	67,943

IRELAND - 1.9%
Ryanair Holdings plc, Equity-Linked Security*(1)(2)(3)	15,909	208,167

ISRAEL - 0.1%
Nice Ltd., ADR*	103	12,612

ITALY - 2.8%
Assicurazioni Generali SpA	6,203	114,814
Intesa Sanpaolo SpA	76,496	186,292

		301,106
JAPAN - 3.7%
Calbee, Inc.	1,739	46,797
Japan Exchange Group, Inc.	5,458	97,160
Nippon Shinyaku Co. Ltd.	2,190	159,299
Taiyo Nippon Sanso Corp.	6,719	102,210

		405,466
MACAU - 0.7%
Wynn Macau Ltd.	30,745	72,456

NETHERLANDS - 6.4%
Adyen NV*	139	108,716
Akzo Nobel NV	631	55,936
ASML Holding NV	246	46,117
ING Groep NV	26,192	316,842
Koninklijke DSM NV	1,463	159,402

		687,013
RUSSIA - 1.2%
MMC Norilsk Nickel PJSC, ADR	6,145	129,779

SWITZERLAND - 6.8%
Idorsia Ltd.*	1,833	32,244
Lonza Group AG*	523	162,107
Nestle SA	4,481	427,064
Novartis AG	273	26,301
Sonova Holding AG	423	83,666

		731,382

Artisan Partners Funds	19

	Shares Held	Value
UNITED KINGDOM - 11.2%
AVEVA Group plc	1,030	$43,263
ConvaTec Group plc	2,557	4,715
Experian plc	4,892	132,465
Linde plc	4,064	711,246
London Stock Exchange Group plc	2,964	183,432
RELX plc	2,253	48,162
Rentokil Initial plc	20,252	93,190

		1,216,473
UNITED STATES - 14.4%
Alphabet, Inc., Class A*	97	114,077
Alphabet, Inc., Class C*	98	114,428
Amazon.com, Inc.*	97	173,271
Aon plc	1,976	337,247
Ferguson plc	2,205	140,285
Intercontinental Exchange, Inc.	1,506	114,697
Medtronic plc	4,069	370,565
Willis Towers Watson plc	1,088	191,101

		1,555,671

Total common stocks and equity-linked security (Cost $8,289,761)		10,595,359

SHORT-TERM INVESTMENTS - 2.1%

INVESTMENT COMPANIES - 2.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.50%	77,177	77,177
Federated Treasury Obligations Fund - Institutional Class, 2.39%	74,907	74,907
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.37%	74,908	74,908

Total short-term investments (Cost $226,992)		226,992

Total investments - 100.0% (Cost $8,516,753)		10,822,351

Other assets less liabilities - 0.0%(4)		4,632

Total net assets - 100.0%(5)		$10,826,983

*	Non-income producing security.
(1)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date		Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/2013 2/20/2019	-	$220,288	$208,167	1.9%

(2)	Security is an equity-linked security issued by HSBC Bank plc. As described in 2(g) in Notes to Financial Statements, equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(3)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $208,167, or 1.9% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(4)	Amount rounds to less than 0.1%.
(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ABBREVIATIONS

ADR - American Depositary Receipt

Preference - A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$228,506	2.1%
Consumer Discretionary	346,757	3.2
Consumer Staples	805,821	7.5
Energy	490,965	4.5
Financials	3,364,626	31.1
Health Care	1,046,653	9.7
Industrials	1,963,267	18.1
Information Technology	669,229	6.2
Materials	1,549,570	14.3
Utilities	129,965	1.2
Short-term investments	226,992	2.1

Total investments	$10,822,351	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$288,729	2.7%
British pound	645,512	5.9
Canadian dollar	58,753	0.6
Chinese yuan renminbi offshore	57,875	0.5
Danish krone	207,756	1.9
Euro	4,628,877	42.8
Hong Kong dollar	467,550	4.4
Indian rupee	214,785	2.0
Indonesian rupiah	67,943	0.6
Japanese yen	405,466	3.7
Swiss franc	731,382	6.8
U.S. dollar	3,047,723	28.1

Total investments	$10,822,351	100.0%

20	Artisan Partners Funds

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Linde plc	United Kingdom	6.6%
Deutsche Boerse AG	Germany	5.8
Petroleo Brasileiro SA	Brazil	4.5
Wirecard AG	Germany	4.2
Airbus SE	France	4.1
Nestle SA	Switzerland	3.9
AIA Group Ltd.	Hong Kong	3.7
Deutsche Post AG	Germany	3.4
Medtronic plc	United States	3.4
Aon plc	United States	3.1

Total		42.7%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	21

ARTISAN INTERNATIONAL SMALL-MID FUND

Schedule of Investments – March 31, 2019 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 97.5%

AUSTRALIA - 1.1%
Treasury Wine Estates Ltd.	681	$7,222

BELGIUM - 0.1%
Galapagos NV*	6	694

BRAZIL - 2.4%
BK Brasil Operacao e Assessoria a Restaurantes SA	1,084	6,113
Notre Dame Intermedica Participacoes SA	477	3,978
Rumo SA*	1,228	5,967

		16,058
CANADA - 4.2%
Altus Group Ltd.	192	3,752
BlackBerry Ltd.*	491	4,949
CAE, Inc.	393	8,701
Descartes Systems Group, Inc. (The)*	127	4,613
Morneau Shepell, Inc.	319	6,533

		28,548
DENMARK - 4.1%
Ascendis Pharma A/S, ADR*	9	1,081
Carlsberg A/S, Class B	58	7,249
Genmab A/S*	33	5,722
H Lundbeck A/S	118	5,088
SimCorp A/S	62	6,002
Vestas Wind Systems A/S	35	2,959

		28,101
FINLAND - 1.8%
Metso OYJ	259	8,896
Wartsila OYJ Abp	227	3,660

		12,556
FRANCE - 0.5%
Lectra	129	3,107

GERMANY - 7.5%
AIXTRON SE*	482	4,331
Basler AG	21	3,506
Carl Zeiss Meditec AG	80	6,679
Gerresheimer AG	54	4,042
Hypoport AG*	18	3,689
InflaRx NV*	41	1,536
Jenoptik AG	227	8,464
MorphoSys AG*	38	3,497
Symrise AG	85	7,700
GERMANY (CONTINUED)
XING SE	23	7,815

		51,259
ICELAND - 0.9%
Ossur HF	1,278	6,393

INDIA - 0.8%
Tech Mahindra Ltd.	456	5,109

IRELAND - 0.2%
Amarin Corp. plc, ADR*	76	1,583

ISRAEL - 4.7%
Nice Ltd., ADR*	153	18,797
Radware Ltd.*	195	5,095
Teva Pharmaceutical Industries Ltd., ADR*	492	7,708

		31,600
ITALY - 1.9%
Davide Campari-Milano SpA	1,083	10,631
Salvatore Ferragamo SpA	116	2,485

		13,116
JAPAN - 19.9%
Ariake Japan Co. Ltd.	78	4,180
Azbil Corp.	486	11,351
Fuji Soft, Inc.	172	6,804
Harmonic Drive Systems, Inc.	108	3,697
JCR Pharmaceuticals Co. Ltd.	58	3,426
Jeol Ltd.	390	7,016
Kobe Bussan Co. Ltd.	147	5,576
MonotaRO Co. Ltd.	75	1,674
Morinaga & Co. Ltd.	152	6,568
Nippon Shinyaku Co. Ltd.	80	5,782
NuFlare Technology, Inc.	42	2,305
OBIC Business Consultants Co. Ltd.	173	7,107
Obic Co. Ltd.	120	12,073
Rakus Co. Ltd.	291	5,306
Rohm Co. Ltd.	111	6,898
Rohto Pharmaceutical Co. Ltd.	174	4,457
Sagami Rubber Industries Co. Ltd.	168	3,026
SCSK Corp.	171	7,619
SG Holdings Co. Ltd.	488	14,209
Yamaha Corp.	183	9,141
Yokogawa Electric Corp.	334	6,896

		135,111
NETHERLANDS - 3.6%
Argenx SE*	43	5,313

22	Artisan Partners Funds

	Shares Held	Value
NETHERLANDS (CONTINUED)
IMCD NV	105	$7,981
Koninklijke DSM NV	101	10,968

		24,262
SPAIN - 2.0%
Almirall SA	341	5,814
Cellnex Telecom SA	117	3,434
Grupo Catalana Occidente SA	118	4,204

		13,452
SWEDEN - 5.4%
Beijer Ref AB	353	5,682
Biotage AB	396	5,046
Boozt AB*	371	2,675
Cellavision AB	218	6,536
Elekta AB, Class B	393	4,883
Fortnox AB(1)	115	1,160
MIPS AB*	260	3,752
Thule Group AB	306	6,913

		36,647
SWITZERLAND - 7.6%
AC Immune SA*	141	710
Baloise Holding AG	53	8,762
Belimo Holding AG	2	9,493
Burckhardt Compression Holding AG	18	4,927
Lonza Group AG*	25	7,685
Panalpina Welttransport Holding AG	24	3,994
Tecan Group AG	67	15,881

		51,452
UNITED KINGDOM - 18.3%
Abcam plc	281	4,151
ASOS plc*	99	4,114
Aston Martin Lagonda Global Holdings plc*	315	4,146
Auto Trader Group plc	793	5,390
AVEVA Group plc	201	8,430
B&M European Value Retail SA	1,829	8,898
Blue Prism Group plc*	123	2,651
boohoo Group plc*	2,244	5,523
Britvic plc	829	10,285
ConvaTec Group plc	2,769	5,106
Electrocomponents plc	1,114	8,154
HomeServe plc	401	5,358
Howden Joinery Group plc	1,153	7,289
IMI plc	447	5,578
JD Sports Fashion plc	770	5,043
Joules Group plc	569	2,135
Metro Bank plc*	88	873
Moneysupermarket.com Group plc	447	2,166
Oxford Biomedica plc*	203	1,887
Rotork plc	856	3,151
Spirax-Sarco Engineering plc	47	4,414
UNITED KINGDOM (CONTINUED)
SSP Group plc	1,114	10,046
St James’s Place plc	369	4,934
YouGov plc	774	4,815

		124,537
UNITED STATES - 10.5%
ACADIA Pharmaceuticals, Inc.*	264	7,078
Cognex Corp.	90	4,557
Cree, Inc.*	220	12,572
Fluidigm Corp.*	202	2,690
Gardner Denver Holdings, Inc.*	285	7,931
Intersect ENT, Inc.*	175	5,628
IPG Photonics Corp.*	16	2,438
LivaNova plc*	56	5,403
Mellanox Technologies Ltd.*	27	3,175
NanoString Technologies, Inc.*	177	4,229
Quotient Ltd.*	291	2,626
SolarEdge Technologies, Inc.*	156	5,894
Vericel Corp.*	173	3,031
ViewRay, Inc.*	535	3,950

		71,202

Total common stocks (Cost $597,389)		662,009

SHORT-TERM INVESTMENTS - 2.2%

INVESTMENT COMPANIES - 2.2%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.50%	5,138	5,138
Federated Treasury Obligations Fund - Institutional Class, 2.39%	4,986	4,986
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.37%	4,986	4,986

Total short-term investments (Cost $15,110)		15,110

Total investments - 99.7% (Cost $612,499)		677,119

Other assets less liabilities - 0.3%		2,104

Total net assets - 100.0%(2)		$679,223

*	Non-income producing security.
(1)	Security has been deemed illiquid under procedures established by the board of directors of Artisan Partners Funds. In total, the value of securities deemed illiquid was $1,160, or 0.2% of total net assets.
(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Artisan Partners Funds	23

ABBREVIATION

ADR - American Depositary Receipt

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$21,454	3.2%
Consumer Discretionary	73,149	10.8
Consumer Staples	54,738	8.1
Financials	22,462	3.3
Health Care	166,328	24.6
Industrials	122,092	18.0
Information Technology	179,365	26.5
Materials	18,669	2.8
Real Estate	3,752	0.5
Short-term investments	15,110	2.2

Total investments	$677,119	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Australian dollar	$7,222	1.1%
Brazilian real	16,058	2.4
British pound	124,537	18.4
Canadian dollar	28,548	4.2
Danish krone	33,413	4.9
Euro	116,910	17.3
Indian rupee	5,109	0.8
Japanese yen	135,111	19.9
Swedish krona	36,647	5.4
Swiss franc	50,742	7.5
U.S. dollar	122,822	18.1

Total investments	$677,119	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Nice Ltd.	Israel	2.8%
Tecan Group AG	Switzerland	2.3
SG Holdings Co. Ltd.	Japan	2.1
Cree, Inc.	United States	1.9
Obic Co. Ltd.	Japan	1.8
Azbil Corp.	Japan	1.7
Koninklijke DSM NV	Netherlands	1.6
Davide Campari-Milano SpA	Italy	1.6
Britvic plc	United Kingdom	1.5
SSP Group plc	United Kingdom	1.5

Total		18.8%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

24	Artisan Partners Funds

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments – March 31, 2019 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 90.5%

BELGIUM - 2.4%
Groupe Bruxelles Lambert SA	3,487	$338,850

BRAZIL - 2.9%
Telefonica Brasil SA, ADR	34,151	412,207

CANADA - 2.1%
Imperial Oil Ltd.	10,888	297,214

CHINA - 3.3%
Baidu, Inc., ADR*	2,814	463,919

DENMARK - 0.8%
ISS A/S	3,564	108,440

FRANCE - 4.5%
Sodexo SA	3,042	334,912
Vivendi SA	10,212	295,886

		630,798
GERMANY - 0.3%
Fresenius Medical Care AG & Co. KGaA, ADR	1	43
Fresenius Medical Care AG & Co. KGaA	81	6,509
Hella GmbH & Co. KGaA	813	35,740

		42,292
INDIA - 3.7%
Bharti Infratel Ltd.	43,355	196,138
HCL Technologies Ltd.	20,618	323,649

		519,787
JAPAN - 1.1%
Yahoo Japan Corp.	64,263	157,135

NETHERLANDS - 6.1%
Akzo Nobel NV	1,097	97,178
ING Groep NV	41,017	496,185
NXP Semiconductors NV	2,979	263,284

		856,647
NORWAY - 0.2%
Orkla ASA	3,133	24,051

SOUTH KOREA - 9.8%
Hyundai Motor Co.	1,339	141,002
Hyundai Motor Co. (Preference)	266	17,912
KT&G Corp.	388	35,381
NAVER Corp.	2,699	294,820
SOUTH KOREA (CONTINUED)
Samsung Electronics Co. Ltd.	20,377	801,564
Samsung Electronics Co. Ltd. (Preference)	2,295	73,300

		1,363,979
SPAIN - 1.4%
Bankia SA	75,119	194,651

SWITZERLAND - 21.4%
ABB Ltd.	26,638	500,519
Cie Financiere Richemont SA	5,349	389,699
LafargeHolcim Ltd.*	7,883	389,438
Nestle SA	3,709	353,480
Novartis AG	4,274	411,128
Panalpina Welttransport Holding AG(1)	1,942	323,362
Pargesa Holding SA	1,306	102,311
UBS Group AG*	43,268	524,469

		2,994,406
UNITED KINGDOM - 20.7%
Compass Group plc	28,206	662,908
GlaxoSmithKline plc	10,992	228,605
IMI plc	10,109	126,136
John Wood Group plc	14,991	99,071
Lloyds Banking Group plc	438,351	354,776
Reckitt Benckiser Group plc	1,651	137,205
RELX plc	19,527	417,477
RELX plc	4,063	86,822
Royal Bank of Scotland Group plc	100,495	323,299
Tesco plc	149,802	452,849

		2,889,148
UNITED STATES - 9.8%
Allergan plc	2,043	299,045
Arch Capital Group Ltd.*	19,710	637,029
TE Connectivity Ltd.	2,597	209,734
Willis Towers Watson plc	1,270	223,108

		1,368,916

Total common stocks (Cost $10,973,733)		12,662,440

SHORT-TERM INVESTMENTS - 9.0%

INVESTMENT COMPANIES - 9.0%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.50%	426,721	426,721
Federated Treasury Obligations Fund - Institutional Class, 2.39%	414,171	414,171

Artisan Partners Funds	25

	Shares Held	Value
INVESTMENT COMPANIES (CONTINUED)
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.37%	414,171	$414,171

Total short-term investments (Cost $1,255,063)		1,255,063

Total investments - 99.5% (Cost $12,228,796)		13,917,503

Other assets less liabilities - 0.5%		72,397

Total net assets - 100.0%(2)		$13,989,900

*	Non-income producing security.
(1)	Affiliated company as defined under the Investment Company Act of 1940. See note 11 in Notes to Financial Statements for additional information.
(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ABBREVIATIONS

ADR - American Depositary Receipt

Preference - A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

FOREIGN CURRENCY FORWARD CONTRACTS Dollar values in thousands
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	139,722	JPY	15,150,488	JPMorgan Chase Bank N.A.	4/25/2019	$2,741

	Total unrealized appreciation					2,741

USD	398,958	CNH	2,770,487	JPMorgan Chase Bank N.A.	5/9/2019	(13,105)

	Total unrealized depreciation					(13,105)

	Net unrealized depreciation					$(10,364)

CNH - Chinese yuan renminbi offshore

JPY - Japanese yen

USD - U.S. dollar

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$1,820,105	13.1%
Consumer Discretionary	1,582,174	11.4
Consumer Staples	1,002,965	7.2
Energy	396,284	2.8
Financials	3,194,679	23.0
Health Care	945,330	6.8
Industrials	1,562,756	11.2
Information Technology	1,671,531	12.0
Materials	486,616	3.5
Short-term investments	1,255,063	9.0

Total investments	$13,917,503	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$2,802,326	20.1%
Canadian dollar	297,214	2.1
Danish krone	108,440	0.8
Euro	1,886,733	13.6
Indian rupee	519,787	3.7
Japanese yen	157,135	1.1
Korean won	1,363,979	9.8
Norwegian krone	24,051	0.2
Swiss franc	2,994,406	21.5
U.S. dollar	3,763,432	27.1

Total investments	$13,917,503	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co. Ltd.	South Korea	6.3%
Compass Group plc	United Kingdom	4.7
Arch Capital Group Ltd.	United States	4.6
UBS Group AG	Switzerland	3.7
RELX plc	United Kingdom	3.6
ABB Ltd.	Switzerland	3.6
ING Groep NV	Netherlands	3.5
Baidu, Inc.	China	3.3
Tesco plc	United Kingdom	3.2
Telefonica Brasil SA	Brazil	2.9

Total		39.4%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

26	Artisan Partners Funds

ARTISAN MID CAP FUND

Schedule of Investments – March 31, 2019 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 98.0%

AEROSPACE & DEFENSE - 2.5%
Harris Corp.	789	$126,054

AUTO COMPONENTS - 1.5%
Aptiv plc	990	78,704

BANKS - 2.7%
First Republic Bank	1,006	101,016
SVB Financial Group*	160	35,554

		136,570
BIOTECHNOLOGY - 7.4%
Alexion Pharmaceuticals, Inc.*	794	107,329
Argenx SE, ADR*(1)	192	23,977
Ascendis Pharma A/S, ADR*(1)	321	37,760
Exact Sciences Corp.*	868	75,158
Genmab A/S*(1)	587	101,879
Sage Therapeutics, Inc.*	220	34,963

		381,066
CAPITAL MARKETS - 1.6%
MarketAxess Holdings, Inc.	111	27,227
MSCI, Inc.	66	13,173
TD Ameritrade Holding Corp.	855	42,733

		83,133
CHEMICALS - 1.1%
Albemarle Corp.	712	58,348

COMMERCIAL SERVICES & SUPPLIES - 1.3%
Cintas Corp.	327	66,053

COMMUNICATIONS EQUIPMENT - 3.5%
Arista Networks, Inc.*	203	63,918
Motorola Solutions, Inc.	832	116,819

		180,737
DIVERSIFIED CONSUMER SERVICES - 0.9%
ServiceMaster Global Holdings, Inc.*	1,045	48,798

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.1%
Cognex Corp.	961	48,873
FLIR Systems, Inc.	228	10,841
Trimble, Inc.*	1,253	50,611

		110,325
ENTERTAINMENT - 2.8%
Take-Two Interactive Software, Inc.*	539	50,907
ENTERTAINMENT (CONTINUED)
Zynga, Inc., Class A*	17,339	92,416

		143,323
HEALTH CARE EQUIPMENT & SUPPLIES - 8.4%
ABIOMED, Inc.*	159	45,430
Align Technology, Inc.*	103	29,389
Boston Scientific Corp.*	4,276	164,101
DexCom, Inc.*	219	26,090
Edwards Lifesciences Corp.*	330	63,098
Insulet Corp.*	489	46,500
West Pharmaceutical Services, Inc.	498	54,904

		429,512
HEALTH CARE PROVIDERS & SERVICES - 1.0%
WellCare Health Plans, Inc.*	199	53,713

HEALTH CARE TECHNOLOGY - 3.9%
Veeva Systems, Inc., Class A*	1,582	200,660

HOTELS, RESTAURANTS & LEISURE - 0.7%
Chipotle Mexican Grill, Inc.*	52	37,043

INDUSTRIAL CONGLOMERATES - 2.7%
Roper Technologies, Inc.	408	139,438

INSURANCE - 3.5%
Progressive Corp. (The)	2,475	178,423

INTERNET & DIRECT MARKETING RETAIL - 3.9%
Ctrip.com International Ltd., ADR*(1)	851	37,200
Expedia Group, Inc.	741	88,178
Wayfair, Inc., Class A*	496	73,625

		199,003
IT SERVICES - 10.3%
Broadridge Financial Solutions, Inc.	503	52,167
Global Payments, Inc.	1,977	269,939
Pagseguro Digital Ltd., Class A*(1)	1,136	33,903
Worldpay, Inc., Class A*	1,515	172,007

		528,016
LEISURE PRODUCTS - 0.8%
Hasbro, Inc.	463	39,338

LIFE SCIENCES TOOLS & SERVICES - 2.9%
Agilent Technologies, Inc.	848	68,184
Lonza Group AG*(1)	264	81,820

		150,004

Artisan Partners Funds	27

	Shares Held	Value
MACHINERY - 3.2%
Fortive Corp.	706	$59,206
Gardner Denver Holdings, Inc.*	3,758	104,516

		163,722
MEDIA - 1.2%
New York Times Co. (The), Class A	1,823	59,892

MULTILINE RETAIL - 0.5%
Ollie’s Bargain Outlet Holdings, Inc.*	300	25,589

PROFESSIONAL SERVICES - 5.4%
IHS Markit Ltd.*	3,507	190,707
TransUnion	1,306	87,324

		278,031
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.7%
Advanced Micro Devices, Inc.*	2,897	73,928
Cree, Inc.*	1,793	102,623
First Solar, Inc.*	485	25,653
Skyworks Solutions, Inc.	466	38,430

		240,634
SOFTWARE - 14.2%
Atlassian Corp. plc, Class A*	1,959	220,156
Ceridian HCM Holding, Inc.*	513	26,293
DocuSign, Inc.*	572	29,644
Guidewire Software, Inc.*	1,177	114,338
HubSpot, Inc.*	444	73,737
Tableau Software, Inc., Class A*	1,234	157,115
Temenos AG(1)	390	57,485
Trade Desk, Inc. (The), Class A*	197	38,933
Zscaler, Inc.*	197	13,974

		731,675
TEXTILES, APPAREL & LUXURY GOODS - 3.3%
Canada Goose Holdings, Inc.*(1)	1,494	71,720
Lululemon Athletica, Inc.*	390	63,857
Under Armour, Inc., Class A*	1,529	32,328

		167,905

Total common stocks (Cost $3,456,914)		5,035,709

SHORT-TERM INVESTMENTS - 2.1%

INVESTMENT COMPANIES - 2.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.50%	36,324	36,324
Federated Treasury Obligations Fund - Institutional Class, 2.39%	35,256	35,256
INVESTMENT COMPANIES (CONTINUED)
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.37%	35,255	35,255

Total short-term investments (Cost $106,835)		106,835

Total investments - 100.1% (Cost $3,563,749)		5,142,544

Other assets less liabilities - (0.1%)		(5,967)

Total net assets - 100.0%(2)		$5,136,577

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Argenx SE	Netherlands	U.S. dollar
Ascendis Pharma A/S	Denmark	U.S. dollar
Canada Goose Holdings, Inc.	Canada	U.S. dollar
Ctrip.com International Ltd.	China	U.S. dollar
Genmab A/S	Denmark	Danish krone
Lonza Group AG	Switzerland	Swiss franc
Pagseguro Digital Ltd.	Brazil	U.S. dollar
Temenos AG	Switzerland	Swiss franc

(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ABBREVIATION

ADR - American Depositary Receipt

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$203,215	4.0%
Consumer Discretionary	596,380	11.6
Financials	398,126	7.8
Health Care	1,214,954	23.6
Industrials	773,297	15.0
Information Technology	1,791,389	34.8
Materials	58,348	1.1
Short-term investments	106,835	2.1

Total investments	$5,142,544	100.0%

28	Artisan Partners Funds

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Danish krone	$101,879	2.0%
Swiss franc	139,305	2.7
U.S. dollar	4,901,360	95.3

Total investments	$5,142,544	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Global Payments, Inc.	United States	5.3%
Atlassian Corp. plc	United States	4.3
Veeva Systems, Inc.	United States	3.9
IHS Markit Ltd.	United States	3.7
Progressive Corp. (The)	United States	3.5
Worldpay, Inc.	United States	3.3
Boston Scientific Corp.	United States	3.2
Tableau Software, Inc.	United States	3.1
Roper Technologies, Inc.	United States	2.7
Harris Corp.	United States	2.5

Total		35.5%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	29

ARTISAN MID CAP VALUE FUND

Schedule of Investments – March 31, 2019 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.6%

AUTO COMPONENTS - 3.8%
Delphi Technologies plc	2,008	$38,669
Gentex Corp.	2,784	57,578

		96,247
BANKS - 9.2%
BOK Financial Corp.	489	39,886
Fifth Third Bancorp	1,736	43,772
M&T Bank Corp.	444	69,761
Pinnacle Financial Partners, Inc.	725	39,656
SunTrust Banks, Inc.	635	37,616

		230,691
CAPITAL MARKETS - 1.3%
Intercontinental Exchange, Inc.	414	31,555

CHEMICALS - 7.5%
Axalta Coating Systems Ltd.*	1,992	50,227
Celanese Corp.	885	87,265
Nutrien Ltd.(1)	955	50,388

		187,880
CONSTRUCTION & ENGINEERING - 4.0%
Fluor Corp.	1,046	38,484
Jacobs Engineering Group, Inc.	805	60,520

		99,004
CONSUMER FINANCE - 2.4%
Synchrony Financial	1,864	59,447

DIVERSIFIED CONSUMER SERVICES - 2.1%
H&R Block, Inc.	2,222	53,183

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.0%
Arrow Electronics, Inc.*	654	50,418

ENTERTAINMENT - 1.6%
Lions Gate Entertainment Corp., Class A	1,605	25,097
Lions Gate Entertainment Corp., Class B	990	14,942

		40,039
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) - 3.2%
Equity Commonwealth	1,683	55,014
STORE Capital Corp.	778	26,074

		81,088
FOOD & STAPLES RETAILING - 2.8%
Kroger Co. (The)	2,831	69,647

HEALTH CARE EQUIPMENT & SUPPLIES - 2.7%
DENTSPLY SIRONA, Inc.	1,355	67,208

HEALTH CARE PROVIDERS & SERVICES - 1.8%
AmerisourceBergen Corp.	561	44,644

INSURANCE - 12.2%
Alleghany Corp.*	27	16,271
Aon plc	334	57,012
Arch Capital Group Ltd.*	2,014	65,085
Fairfax Financial Holdings Ltd.(1)	28	13,050
Loews Corp.	818	39,201
Progressive Corp. (The)	633	45,616
Torchmark Corp.	854	69,998

		306,233
INTERACTIVE MEDIA & SERVICES - 2.6%
IAC/InterActiveCorp*	307	64,600

INTERNET & DIRECT MARKETING RETAIL - 3.5%
Expedia Group, Inc.	253	30,161
Liberty Expedia Holdings, Inc., Class A*	725	31,038
Qurate Retail, Inc.*	1,659	26,512

		87,711
MARINE - 2.4%
Kirby Corp.*	812	60,962

MEDIA - 8.8%
CBS Corp., Class B	1,148	54,565
GCI Liberty, Inc., Class A*	1,143	63,538
News Corp., Class A	3,554	44,214
Omnicom Group, Inc.	806	58,838

		221,155
OIL, GAS & CONSUMABLE FUELS - 5.0%
Apache Corp.	521	18,048
Cimarex Energy Co.	395	27,609
Devon Energy Corp.	909	28,683
Hess Corp.	478	28,814
Marathon Petroleum Corp.	357	21,352

		124,506
ROAD & RAIL - 5.3%
AMERCO	192	71,229
Ryder System, Inc.	978	60,647

		131,876

30	Artisan Partners Funds

	Shares Held	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.0%
Analog Devices, Inc.	709	$74,622

SPECIALTY RETAIL - 2.5%
AutoNation, Inc.*	1,784	63,737

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.1%
NetApp, Inc.	399	27,683

TRADING COMPANIES & DISTRIBUTORS - 2.8%
Air Lease Corp.	2,041	70,123

Total common stocks (Cost $1,680,856)		2,344,259

SHORT-TERM INVESTMENTS - 6.2%

INVESTMENT COMPANIES - 6.2%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.50%	52,815	52,815
Federated Treasury Obligations Fund - Institutional Class, 2.39%	51,261	51,261
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.37%	51,261	51,261

Total short-term investments (Cost $155,337)		155,337

Total investments - 99.8% (Cost $1,836,193)		2,499,596

Other assets less liabilities - 0.2%		5,410

Total net assets - 100.0%(2)		$2,505,006

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Fairfax Financial Holdings Ltd.	Canada	U.S. dollar
Nutrien Ltd.	Canada	U.S. dollar

(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$325,794	13.0%
Consumer Discretionary	300,879	12.0
Consumer Staples	69,647	2.8
Energy	124,505	5.0
Financials	627,927	25.1
Health Care	111,852	4.5
Industrials	361,964	14.5
Information Technology	152,723	6.1
Materials	187,880	7.5
Real Estate	81,088	3.3
Short-term investments	155,337	6.2

Total investments	$2,499,596	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Celanese Corp.	United States	3.5%
Analog Devices, Inc.	United States	3.0
AMERCO	United States	2.8
Air Lease Corp.	United States	2.8
Torchmark Corp.	United States	2.8
M&T Bank Corp.	United States	2.8
Kroger Co. (The)	United States	2.8
DENTSPLY SIRONA, Inc.	United States	2.7
Arch Capital Group Ltd.	United States	2.6
IAC/InterActiveCorp	United States	2.6

Total		28.4%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	31

ARTISAN SMALL CAP FUND

Schedule of Investments – March 31, 2019 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 98.2%

AEROSPACE & DEFENSE - 9.0%
BWX Technologies, Inc.	640	$31,726
Cubic Corp.	325	18,291
Curtiss-Wright Corp.	228	25,887
HEICO Corp.	153	14,479
Teledyne Technologies, Inc.*	309	73,224

		163,607
AUTO COMPONENTS - 1.5%
Visteon Corp.*	404	27,227

BANKS - 2.3%
Webster Financial Corp.	833	42,218

BIOTECHNOLOGY - 7.6%
Acceleron Pharma, Inc.*	369	17,167
Agios Pharmaceuticals, Inc.*	110	7,449
Argenx SE, ADR*(1)	214	26,778
Ascendis Pharma A/S, ADR*(1)	264	31,123
Halozyme Therapeutics, Inc.*	1,280	20,606
Neurocrine Biosciences, Inc.*	176	15,490
Radius Health, Inc.*	440	8,781
Sage Therapeutics, Inc.*	68	10,746

		138,140
CAPITAL MARKETS - 1.4%
Morningstar, Inc.	20	2,540
Virtu Financial, Inc., Class A	959	22,781

		25,321
CHEMICALS - 1.5%
Ingevity Corp.*	253	26,672

DIVERSIFIED CONSUMER SERVICES - 4.9%
Bright Horizons Family Solutions, Inc.*	242	30,771
Chegg, Inc.*	1,320	50,310
ServiceMaster Global Holdings, Inc.*	189	8,803

		89,884
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.6%
Cognex Corp.	295	14,981
Coherent, Inc.*	75	10,653
Novanta, Inc.*	484	41,046

		66,680
ENTERTAINMENT - 2.9%
World Wrestling Entertainment, Inc., Class A	141	12,234
ENTERTAINMENT (CONTINUED)
Zynga, Inc., Class A*	7,550	40,242

		52,476
HEALTH CARE EQUIPMENT & SUPPLIES - 6.5%
DexCom, Inc.*	426	50,714
Glaukos Corp.*	522	40,890
Insulet Corp.*	201	19,148
Tactile Systems Technology, Inc.*	163	8,611

		119,363
HEALTH CARE PROVIDERS & SERVICES - 1.5%
HealthEquity, Inc.*	383	28,328

HEALTH CARE TECHNOLOGY - 7.4%
Tabula Rasa HealthCare, Inc.*	279	15,768
Teladoc Health, Inc.*	364	20,229
Veeva Systems, Inc., Class A*	778	98,722

		134,719
HOUSEHOLD DURABLES - 0.9%
Roku, Inc.*	243	15,682

LIFE SCIENCES TOOLS & SERVICES - 1.0%
NeoGenomics, Inc.*	925	18,926

MACHINERY - 6.5%
Donaldson Co., Inc.	713	35,676
Gardner Denver Holdings, Inc.*	1,546	42,985
John Bean Technologies Corp.	437	40,174

		118,835
MEDIA - 1.3%
New York Times Co. (The), Class A	710	23,317

MULTILINE RETAIL - 1.6%
Ollie’s Bargain Outlet Holdings, Inc.*	351	29,916

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.8%
Ambarella, Inc.*	291	12,567
Cree, Inc.*	731	41,804
First Solar, Inc.*	366	19,354
Monolithic Power Systems, Inc.	238	32,262

		105,987
SOFTWARE - 27.8%
ACI Worldwide, Inc.*	1,400	46,028
Avalara, Inc.*	89	4,963
Benefitfocus, Inc.*	756	37,450
Blackline, Inc.*	825	38,229
Cision Ltd.*	1,497	20,610

32	Artisan Partners Funds

	Shares Held	Value
SOFTWARE (CONTINUED)
Coupa Software, Inc.*	205	$18,614
Guidewire Software, Inc.*	611	59,332
HubSpot, Inc.*	284	47,274
LivePerson, Inc.*	937	27,191
Proofpoint, Inc.*	97	11,763
Q2 Holdings, Inc.*	1,072	74,224
RealPage, Inc.*	326	19,811
Tableau Software, Inc., Class A*	407	51,827
Trade Desk, Inc. (The), Class A*	70	13,843
Tyler Technologies, Inc.*	180	36,761

		507,920
SPECIALTY RETAIL - 1.1%
Floor & Decor Holdings, Inc., Class A*	491	20,222

TEXTILES, APPAREL & LUXURY GOODS - 2.1%
Canada Goose Holdings, Inc.*(1)	816	39,180

Total common stocks (Cost $1,178,136)		1,794,620

SHORT-TERM INVESTMENTS - 2.4%

INVESTMENT COMPANIES - 2.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.50%	14,751	14,751
Federated Treasury Obligations Fund - Institutional Class, 2.39%	14,318	14,318
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.37%	14,318	14,318

Total short-term investments (Cost $43,387)		43,387

Total investments - 100.6% (Cost $1,221,523)		1,838,007

Other assets less liabilities - (0.6%)		(10,604)

Total net assets - 100.0%(2)		$1,827,403

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Argenx SE	Netherlands	U.S. dollar
Ascendis Pharma A/S	Denmark	U.S. dollar
Canada Goose Holdings, Inc.	Canada	U.S. dollar

(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ABBREVIATION

ADR - American Depositary Receipt

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$75,793	4.1%
Consumer Discretionary	222,110	12.1
Financials	67,540	3.7
Health Care	439,476	23.9
Industrials	282,442	15.4
Information Technology	680,587	37.0
Materials	26,672	1.4
Short-term investments	43,387	2.4

Total investments	$1,838,007	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Veeva Systems, Inc.	United States	5.4%
Q2 Holdings, Inc.	United States	4.1
Teledyne Technologies, Inc.	United States	4.0
Guidewire Software, Inc.	United States	3.2
Tableau Software, Inc.	United States	2.8
DexCom, Inc.	United States	2.8
Chegg, Inc.	United States	2.8
HubSpot, Inc.	United States	2.6
ACI Worldwide, Inc.	United States	2.5
Gardner Denver Holdings, Inc.	United States	2.4

Total		32.6%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	33

ARTISAN SUSTAINABLE EMERGING MARKETS FUND

Schedule of Investments – March 31, 2019 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 97.5%

ARGENTINA - 2.8%
Grupo Financiero Galicia SA, ADR	18	$453
MercadoLibre, Inc.*	1	705
Pampa Energia SA, ADR*	16	438

		1,596
BRAZIL - 8.2%
Arco Platform Ltd., Class A*	17	552
Cia Energetica de Minas Gerais (Preference)	168	593
CVC Brasil Operadora e Agencia de Viagens SA	33	462
Itau Unibanco Holding SA (Preference)	119	1,036
Linx SA	63	593
Petroleo Brasileiro SA	100	793
Vale SA	48	631

		4,660
CHILE - 1.6%
Empresa Nacional de Telecomunicaciones SA	39	402
SACI Falabella	66	490

		892
CHINA - 20.0%
Alibaba Group Holding Ltd., ADR*	19	3,464
Baidu, Inc., ADR*	5	796
China Life Insurance Co. Ltd., Class H	285	765
China Petroleum & Chemical Corp., Class H	1,211	955
China Traditional Chinese Medicine Holdings Co. Ltd.	1,590	946
Ctrip.com International Ltd., ADR*	17	764
iQIYI, Inc., ADR*	19	458
Noah Holdings Ltd., ADR*	22	1,069
Sinopharm Group Co. Ltd., Class H	217	903
Tencent Music Entertainment Group, ADR*	13	235
Zhuzhou CRRC Times Electric Co. Ltd., Class H	185	1,094

		11,449
COLOMBIA - 0.7%
Banco Davivienda SA (Preference)	32	377

CZECH REPUBLIC - 0.9%
Moneta Money Bank A/S	148	511

GEORGIA - 0.6%
Georgia Healthcare Group plc*	121	316

GREECE - 1.9%
Alpha Bank AE*	234	324
JUMBO SA	45	752

		1,076
HONG KONG - 4.3%
AIA Group Ltd.	97	971
China High Precision Automation Group Ltd.*(1)(2)(3)	9,066	–
Sino Biopharmaceutical Ltd.	1,619	1,476

		2,447
INDIA - 10.2%
Godrej Consumer Products Ltd.	38	378
Havells India Ltd.	52	580
ICICI Bank Ltd.	214	1,237
Kajaria Ceramics Ltd.	105	896
Phoenix Mills Ltd. (The)	57	537
Reliance Industries Ltd.	85	1,668
Westlife Development Ltd.*	84	520

		5,816
INDONESIA - 4.3%
Astra International Tbk. PT	1,087	559
Bank Rakyat Indonesia Persero Tbk. PT	2,462	712
Indofood CBP Sukses Makmur Tbk. PT	825	541
Telekomunikasi Indonesia Persero Tbk. PT	2,272	630

		2,442
MALAYSIA - 0.5%
AirAsia Group Bhd.	482	314

MEXICO - 0.8%
Cemex SAB de CV*	996	465

PANAMA - 1.0%
Copa Holdings SA, Class A	7	552

PERU - 1.6%
Credicorp Ltd.	2	510
Grana y Montero SAA, ADR*	113	395

		905
POLAND - 0.7%
PLAY Communications SA	68	416

RUSSIA - 8.0%
Lukoil PJSC, ADR	14	1,213
MMC Norilsk Nickel PJSC, ADR	40	843
Polyus PJSC, GDR	21	877
Sberbank of Russia PJSC(3)	369	1,206
Yandex NV, Class A*	13	461

		4,600
SOUTH AFRICA - 4.8%
FirstRand Ltd.	119	518

34	Artisan Partners Funds

	Shares Held	Value
SOUTH AFRICA (CONTINUED)
Foschini Group Ltd. (The)	60	$677
Naspers Ltd., Class N	7	1,549

		2,744
SOUTH KOREA - 11.4%
Kia Motors Corp.	14	433
LG Chem Ltd.	2	593
Medy-Tox, Inc.	2	805
Samsung Biologics Co. Ltd.*	2	564
Samsung Electronics Co. Ltd.	87	3,407
Shinhan Financial Group Co. Ltd.	20	723

		6,525
TAIWAN - 10.1%
E Ink Holdings, Inc.	770	862
MediaTek, Inc.	99	906
Sunny Friend Environmental Technology Co. Ltd.	132	1,032
Taiwan Semiconductor Manufacturing Co. Ltd.	373	2,968

		5,768
THAILAND - 0.8%
Bangkok Bank PCL, NVDR	70	455

TURKEY - 1.9%
Global Ports Holding plc	128	634
Turkiye Sinai Kalkinma Bankasi A/S*	3,466	472

		1,106
VIETNAM - 0.4%
Vietnam Technological & Commercial Joint Stock Bank*	230	254

Total common stocks (Cost $47,739)		55,686

SHORT-TERM INVESTMENTS - 3.0%

INVESTMENT COMPANIES - 3.0%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.50%	577	577
Federated Treasury Obligations Fund - Institutional Class, 2.39%	561	561
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.37%	561	561

Total short-term investments (Cost $1,699)		1,699

Total investments - 100.5% (Cost $49,438)		57,385

Other assets less liabilities - (0.5)%		(264)

Total net assets - 100.0%(4)		$57,121

*	Non-income producing security.
(1)	Security has been deemed illiquid under procedures established by the board of directors of Artisan Partners Funds. In total, the value of securities deemed illiquid was $0, or 0.0% of total net assets.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,206, or 2.1% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ABBREVIATIONS

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

Preference - A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$3,399	5.9%
Consumer Discretionary	10,927	19.0
Consumer Staples	1,235	2.2
Energy	4,629	8.1
Financials	11,594	20.2
Health Care	4,694	8.2
Industrials	5,496	9.6
Information Technology	8,736	15.2
Materials	3,408	5.9
Real Estate	537	0.9
Utilities	1,031	1.8
Short-term investments	1,699	3.0

Total investments	$57,385	100.0%

Artisan Partners Funds	35

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$4,108	7.2%
British pound	950	1.7
Chilean peso	892	1.5
Colombian peso	377	0.7
Czech koruna	511	0.9
Euro	1,076	1.9
Hong Kong dollar	7,110	12.4
Indian rupee	5,816	10.1
Indonesian rupiah	2,442	4.3
Korean won	6,525	11.4
Malaysian ringgit	314	0.5
Mexican peso	465	0.8
New Taiwan dollar	5,768	10.0
Polish zloty	416	0.7
South African rand	2,744	4.8
Thai baht	455	0.8
Turkish lira	472	0.8
U.S. dollar	16,690	29.1
Vietnamese dong	254	0.4

Total investments	$57,385	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Alibaba Group Holding Ltd.	China	6.1%
Samsung Electronics Co. Ltd.	South Korea	6.0
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	5.2
Reliance Industries Ltd.	India	2.9
Naspers Ltd.	South Africa	2.7
Sino Biopharmaceutical Ltd.	Hong Kong	2.6
ICICI Bank Ltd.	India	2.2
Lukoil PJSC	Russia	2.1
Sberbank of Russia PJSC	Russia	2.1
Zhuzhou CRRC Times Electric Co. Ltd.	China	1.9

Total		33.8%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

36	Artisan Partners Funds

ARTISAN THEMATIC FUND

Schedule of Investments – March 31, 2019 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 92.8%

AEROSPACE & DEFENSE - 7.6%
Airbus SE(1)	93	$12,287
Harris Corp.	53	8,536
Safran SA(1)	64	8,728

		29,551
CHEMICALS - 9.8%
Air Liquide SA(1)	137	17,423
Air Products & Chemicals, Inc.	36	6,809
Linde plc(1)	78	13,743

		37,975
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) - 3.9%
Equinix, Inc.	33	14,945

HEALTH CARE EQUIPMENT & SUPPLIES - 2.4%
Medtronic plc	100	9,115

INTERACTIVE MEDIA & SERVICES - 8.2%
Alphabet, Inc., Class A*	10	11,411
Facebook, Inc., Class A*	63	10,437
Tencent Holdings Ltd.(1)	211	9,722

		31,570
INTERNET & DIRECT MARKETING RETAIL - 3.9%
Alibaba Group Holding Ltd., ADR*(1)	84	15,237

IT SERVICES - 22.3%
Automatic Data Processing, Inc.(2)	50	7,993
Fidelity National Information Services, Inc.	122	13,784
Fiserv, Inc.*	153	13,516
InterXion Holding NV*(1)	96	6,411
Total System Services, Inc.	124	11,761
Visa, Inc., Class A(2)	49	7,675
Worldpay, Inc., Class A*	221	25,046

		86,186
LIFE SCIENCES TOOLS & SERVICES - 5.7%
Agilent Technologies, Inc.	95	7,672
PerkinElmer, Inc.	68	6,534
Thermo Fisher Scientific, Inc.	28	7,778

		21,984
PROFESSIONAL SERVICES - 5.0%
IHS Markit Ltd.*	359	19,518

ROAD & RAIL - 4.6%
Canadian Pacific Railway Ltd.(1)	47	9,625
Norfolk Southern Corp.	43	7,979

		17,604
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
Analog Devices, Inc.	63	6,632
Texas Instruments, Inc.	62	6,602

		13,234
SOFTWARE - 16.0%
Adobe, Inc.*	58	15,498
Microsoft Corp.	65	7,665
salesforce.com, Inc.*	24	3,837
Splunk, Inc.*	66	8,212
Tableau Software, Inc., Class A*	125	15,927
VMware, Inc., Class A	61	10,952

		62,091

Total common stocks (Cost $328,085)		359,010

	No. of Contracts‡
OPTIONS PURCHASED - 1.2%

CALL OPTIONS - 1.2%
Aerospace & Defense - 0.1%
Safran SA (Germany) 5/17/2019 at EUR 120.00; Notional Amount: USD 333,440	580	333

Health Care Equipment & Supplies - 0.0%(3)
Medtronic plc 6/21/2019 at USD 92.50; Notional Amount: USD 109,768	415	110

Interactive Media & Services - 0.1%
Facebook, Inc. 4/26/2019 at USD 170.00; Notional Amount: USD 307,125	675	307

IT Services - 0.3%
Fidelity National Information Services, Inc. 4/18/2019 at USD 70.00; Notional Amount: USD 1,009,913	235	1,010

Road & Rail - 0.7%
Norfolk Southern Corp. 4/18/2019 at USD 100.00; Notional Amount: USD 2,593,500	300	2,594

Total call options		4,354

Artisan Partners Funds	37

	No. of Contracts‡	Value
PUT OPTION - 0.0%(3)
IT Services - 0.0%(3)
Automatic Data Processing, Inc. 4/18/2019 at USD 152.50; Notional Amount: USD 23,038	485	$23

Total put option		23

Total options purchased (Cost $4,117)		4,377

SHORT-TERM INVESTMENTS - 9.7%

INVESTMENT COMPANIES - 9.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.50%	12,821	12,821
Federated Treasury Obligations Fund - Institutional Class, 2.39%	12,443	12,443
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.37%	12,443	12,443

Total short-term investments (Cost $37,707)		37,707

Total investments - 103.7% (Cost $369,909)		401,094

WRITTEN OPTIONS CONTRACTS - (0.0)%(3)
(Premiums received $(76))		(87)

Other assets less liabilities - (3.7%)		(14,120)

Total net assets - 100.0%(4)		$386,887

*	Non-income producing security.
‡	One contract is equal to 100 shares.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Air Liquide SA	France	Euro
Airbus SE	France	Euro
Alibaba Group Holding Ltd.	China	U.S. dollar
Canadian Pacific Railway Ltd.	Canada	U.S. dollar
InterXion Holding NV	Netherlands	U.S. dollar
Linde plc	United Kingdom	U.S. dollar
Safran SA	Germany	Euro
Safran SA	France	Euro
Tencent Holdings Ltd.	China	Hong Kong dollar

(2)	At March 31, 2019, all or a portion of this security was pledged to cover collateral requirements for written options.
(3)	Amount rounds to less than 0.1%
(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ABBREVIATIONS

ADR - American Depositary Receipt

EUR - Euro

USD - U.S. dollar

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$31,570	7.9%
Consumer Discretionary	15,237	3.8
Health Care	31,099	7.7
Industrials	66,673	16.6
Information Technology	161,511	40.3
Materials	37,975	9.5
Real Estate	14,945	3.7
Options Purchased	4,377	1.1
Short-term investments	37,707	9.4

Total investments	$401,094	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Euro	$38,771	9.7%
Hong Kong dollar	9,722	2.4
U.S. dollar	352,601	87.9

Total investments	$401,094	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Worldpay, Inc.	United States	6.5%
IHS Markit Ltd.	United States	5.0
Air Liquide SA	France	4.5
Tableau Software, Inc.	United States	4.1
Adobe, Inc.	United States	4.0
Alibaba Group Holding Ltd.	China	3.9
Equinix, Inc.	United States	3.9
Fidelity National Information Services, Inc.	United States	3.6
Linde plc	United Kingdom	3.6
Fiserv, Inc.	United States	3.5

Total		42.6%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

38	Artisan Partners Funds

FOREIGN CURRENCY FORWARD CONTRACTS Dollar values in thousands
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	9,207	CAD	12,216	JPMorgan Chase Bank N.A.	6/14/2019	$49
USD	51,358	EUR	45,034	JPMorgan Chase Bank N.A.	6/14/2019	523

	Total unrealized appreciation					572

CAD	1,459	USD	1,097	JPMorgan Chase Bank N.A.	6/14/2019	(3)
EUR	1,987	USD	2,269	JPMorgan Chase Bank N.A.	6/14/2019	(27)

	Total unrealized depreciation					(30)

	Net unrealized appreciation					$542

CAD - Canadian dollar

EUR - Euro

USD - U.S. dollar

WRITTEN OPTION CONTRACTS
Call Options
Number of Contracts	Description	Exercise Price	Notional Amount	Expiration Date	Premiums (Received) by Fund	Market Value	Unrealized (Depreciation)
420	Air Liquide SA	EUR 116.00	$(63)	05/17/19	$(50)	$(63)	$(13)

Put Options
Number of Contracts	Description	Exercise Price	Notional Amount	Expiration Date	Premiums (Received) by Fund	Market Value	Unrealized Appreciation
415	Medtronic plc	$85.00	$(24)	05/17/19	$(26)	$(24)	$2

Total written option contracts					$(76)	$(87)	$(11)

EUR - Euro

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	39

ARTISAN VALUE FUND

Schedule of Investments – March 31, 2019 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 92.7%

AEROSPACE & DEFENSE - 2.6%
Raytheon Co.	59	$10,683

AIR FREIGHT & LOGISTICS - 2.8%
FedEx Corp.	64	11,641

AUTO COMPONENTS - 2.9%
Cie Generale des Etablissements Michelin(1)	103	12,126

BANKS - 6.9%
Citigroup, Inc.	234	14,572
SunTrust Banks, Inc.	106	6,273
Wells Fargo & Co.	157	7,601

		28,446
CAPITAL MARKETS - 5.1%
Goldman Sachs Group, Inc. (The)	48	9,243
Oaktree Capital Group LLC	233	11,587

		20,830
CHEMICALS - 7.4%
Celanese Corp.	92	9,110
DowDuPont, Inc.	214	11,387
Nutrien Ltd.(1)	190	9,998

		30,495
COMMUNICATIONS EQUIPMENT - 3.3%
Cisco Systems, Inc.	251	13,577

CONSTRUCTION & ENGINEERING - 2.4%
Jacobs Engineering Group, Inc.	129	9,685

CONSUMER FINANCE - 3.0%
Synchrony Financial	393	12,541

DIVERSIFIED FINANCIAL SERVICES - 4.4%
Berkshire Hathaway, Inc., Class B*	90	18,092

HEALTH CARE EQUIPMENT & SUPPLIES - 2.5%
Medtronic plc	113	10,295

HEALTH CARE PROVIDERS & SERVICES - 1.7%
Cardinal Health, Inc.	146	7,038

INSURANCE - 2.3%
Chubb Ltd.	69	9,595

INTERACTIVE MEDIA & SERVICES - 7.7%
Alphabet, Inc., Class C*	17	19,828
Facebook, Inc., Class A*	71	11,906

		31,734
INTERNET & DIRECT MARKETING RETAIL - 4.0%
Booking Holdings, Inc.*	7	12,096
Qurate Retail, Inc.*	269	4,305

		16,401
MEDIA - 6.8%
CBS Corp., Class B	214	10,174
Comcast Corp., Class A	339	13,570
GCI Liberty, Inc., Class A*	74	4,102

		27,846
OIL, GAS & CONSUMABLE FUELS - 5.5%
Apache Corp.	110	3,808
Devon Energy Corp.	143	4,527
EOG Resources, Inc.	67	6,398
Hess Corp.	54	3,266
Occidental Petroleum Corp.	73	4,825

		22,824
PHARMACEUTICALS - 4.8%
Allergan plc	63	9,248
Sanofi(1)	119	10,507

		19,755
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
NXP Semiconductors NV(1)	148	13,125

SOFTWARE - 1.5%
Oracle Corp.	117	6,269

SPECIALTY RETAIL - 2.2%
AutoNation, Inc.*	258	9,216

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 6.7%
Apple, Inc.	88	16,750
Samsung Electronics Co. Ltd. (Preference)(1)	338	10,804

		27,554
TRADING COMPANIES & DISTRIBUTORS - 3.0%
Air Lease Corp.	366	12,557

Total common stocks (Cost $297,843)		382,325

40	Artisan Partners Funds

	Shares Held	Value
SHORT-TERM INVESTMENTS - 7.1%

INVESTMENT COMPANIES - 7.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.50%	9,967	$9,967
Federated Treasury Obligations Fund - Institutional Class, 2.39%	9,674	9,674
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.37%	9,674	9,674

Total short-term investments (Cost $29,315)		29,315

Total investments - 99.8% (Cost $327,158)		411,640

Other assets less liabilities - 0.2%		873

Total net assets - 100.0%(2)		$412,513

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Cie Generale des Etablissements Michelin	France	Euro
Nutrien Ltd.	Canada	U.S. dollar
NXP Semiconductors NV	Netherlands	U.S. dollar
Samsung Electronics Co. Ltd. (Preference)	South Korea	Korean won
Sanofi	France	Euro

(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ABBREVIATIONS

Preference - A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$59,581	14.5%
Consumer Discretionary	37,743	9.2
Energy	22,824	5.6
Financials	89,504	21.7
Health Care	37,087	9.0
Industrials	44,566	10.8
Information Technology	60,525	14.7
Materials	30,495	7.4
Short-term investments	29,315	7.1

Total investments	$411,640	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Euro	$22,633	5.5%
Korean won	10,804	2.6
U.S. dollar	378,203	91.9

Total investments	$411,640	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Alphabet, Inc.	United States	4.8%
Berkshire Hathaway, Inc.	United States	4.4
Apple, Inc.	United States	4.1
Citigroup, Inc.	United States	3.5
Cisco Systems, Inc.	United States	3.3
Comcast Corp.	United States	3.3
NXP Semiconductors NV	Netherlands	3.2
Air Lease Corp.	United States	3.0
Synchrony Financial	United States	3.0
Cie Generale des Etablissements Michelin	France	2.9

Total		35.5%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	41

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – March 31, 2019 (Unaudited)

Dollar values in thousands

	DEVELOPING WORLD	GLOBAL DISCOVERY		GLOBAL EQUITY		GLOBAL OPPORTUNITIES
ASSETS:
Investments in securities, unaffiliated, at value	$1,968,929	$78,199		$232,157		$3,029,590
Short-term investments (investment companies), at value	115,447	6,623		10,597		119,821
Total investments	2,084,376	84,822		242,754		3,149,411
Cash	–	–	(1)	–	(1)	–
Foreign currency	16,411	1		184		2,582
Receivable from investments sold	25,792	384		1,138		40,317
Receivable from fund shares sold	3,252	912		162		2,344
Dividends and interest receivable	2,270	45		411		2,389
Other assets	66	5		14		116
Total assets	2,132,167	86,169		244,663		3,197,159
LIABILITIES:
Payable for investments purchased	35,314	1,263		2,654		21,035
Payable for fund shares redeemed	4,298	–		227		4,625
Payable for operating expenses	848	98		177		1,021
Payable for deferred director’s compensation	55	3		11		93
Payable for foreign taxes	23	–		–		–
Total liabilities	40,538	1,364		3,069		26,774
Total net assets	$2,091,629	$84,805		$241,594		$3,170,385
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$1,673,987	$78,986		$192,744		$2,420,346
Total distributable earnings	417,642	5,819		48,850		750,039
Total net assets	$2,091,629	$84,805		$241,594		$3,170,385
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$205,910	$84,805		$113,315		$1,081,302
Advisor Shares	$1,236,216					$494,438
Institutional Shares	$649,503			$128,279		$1,594,645
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	15,602,862	6,899,871		5,945,152		42,546,941
Advisor Shares	93,260,000					19,365,684
Institutional Shares	48,868,613			6,701,839		61,882,790
Net asset value per share
Investor Shares	$13.20	$12.29		$19.06		$25.41
Advisor Shares	$13.26					$25.53
Institutional Shares	$13.29			$19.14		$25.77
Cost of securities of unaffiliated issuers held	$1,555,732	$76,542		$194,651		$2,435,821
Cost of foreign currency held	$15,833	$1		$179		$2,587

(1) Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

42	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – March 31, 2019 (Unaudited) (Continued)

Dollar values in thousands

	GLOBAL VALUE		HIGH INCOME	INTERNATIONAL	INTERNATIONAL SMALL-MID
ASSETS:
Investments in securities, unaffiliated, at value	$3,044,538		$3,147,372	$10,595,359	$662,009
Short-term investments (investment companies), at value	199,030		258,299	226,992	15,110
Total investments	3,243,568		3,405,671	10,822,351	677,119
Cash	–	(1)	3,800	–	–	(1)
Due from broker	–		2,280	–	–
Foreign currency	–	(1)	–	7,628	374
Unrealized gain on foreign currency forward contracts	373		–	–	–
Receivable from investments sold	15,508		31,903	62,779	7,478
Receivable from fund shares sold	2,352		5,487	7,576	2,104
Receivable for variation margin on futures contracts	–		447	–	–
Dividends and interest receivable	17,610		41,994	38,994	1,725
Other assets	136		110	514	29
Total assets	3,279,547		3,491,692	10,939,842	688,829
LIABILITIES:
Unrealized loss on unfunded loan commitments	–		44	–	–
Unrealized loss on foreign currency forward contracts	2,801		–	–	–
Payable for investments purchased	12,736		147,494	89,498	8,630
Payable for fund shares redeemed	1,592		7,380	18,548	727
Dividends payable	–		3,049	–	–
Payable for operating expenses	1,135		1,085	4,215	222
Payable for deferred director’s compensation	109		84	598	27
Total liabilities	18,373		159,136	112,859	9,606
Total net assets	$3,261,174		$3,332,556	$10,826,983	$679,223
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$2,908,414		$3,409,578	$8,628,646	$630,620
Total distributable earnings (loss)	352,760		(77,022)	2,198,337	48,603
Total net assets	$3,261,174		$3,332,556	$10,826,983	$679,223
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$558,741		$1,061,070	$3,915,461	$156,581
Advisor Shares	$624,377		$1,831,135	$2,040,653	$165,759
Institutional Shares	$2,078,056		$440,351	$4,870,869	$356,883
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	33,658,408		110,605,243	130,795,024	12,042,380
Advisor Shares	37,695,595		190,909,488	68,343,635	12,747,944
Institutional Shares	125,121,086		45,918,319	161,881,386	27,178,043
Net asset value per share
Investor Shares	$16.60		$9.59	$29.94	$13.00
Advisor Shares	$16.56		$9.59	$29.86	$13.00
Institutional Shares	$16.61		$9.59	$30.09	$13.13
Cost of securities of unaffiliated issuers held	$2,815,846		$3,459,302	$8,516,753	$612,499
Cost of foreign currency held	$–	(1)	$–	$7,550	$374

(1) Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	43

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – March 31, 2019 (Unaudited) (Continued)

Dollar values in thousands

	INTERNATIONAL VALUE		MID CAP	MID CAP VALUE	SMALL CAP
ASSETS:
Investments in securities, unaffiliated, at value	$12,339,079		$5,035,709	$2,344,259	$1,794,620
Investments in securities, affiliated, at value	323,362		–	–	–
Short-term investments (investment companies), at value	1,255,063		106,835	155,337	43,387
Total investments	13,917,504		5,142,544	2,499,596	1,838,007
Cash	–	(1)	–	–	–
Foreign currency	234		–	–	–
Unrealized gain on foreign currency forward contracts	2,741		–	–	–
Receivable from investments sold	44,058		5,324	4,141	–
Receivable from fund shares sold	17,974		3,754	2,088	1,633
Dividends and interest receivable	95,084		1,400	3,669	227
Other assets	632		324	214	68
Total assets	14,078,227		5,153,346	2,509,708	1,839,935
LIABILITIES:
Unrealized loss on foreign currency forward contracts	13,105		–	–	–
Payable for investments purchased	33,552		3,506	249	9,918
Payable for fund shares redeemed	33,218		11,096	2,921	1,904
Payable for operating expenses	4,234		1,876	1,335	654
Payable for deferred director’s compensation	530		291	197	56
Payable for foreign taxes	3,688	(2)	–	–	–
Total liabilities	88,327		16,769	4,702	12,532
Total net assets	$13,989,900		$5,136,577	$2,505,006	$1,827,403
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$12,165,195		$3,531,168	$1,689,449	$1,219,646
Total distributable earnings	1,824,705		1,605,409	815,557	607,757
Total net assets	$13,989,900		$5,136,577	$2,505,006	$1,827,403
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$3,008,288		$1,623,795	$925,452	$501,681
Advisor Shares	$4,216,508		$511,646	$722,044	$622,566
Institutional Shares	$6,765,104		$3,001,136	$857,510	$703,156
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	88,295,214		46,284,455	48,791,195	15,646,380
Advisor Shares	123,928,239		14,470,237	38,177,056	19,347,599
Institutional Shares	197,966,138		76,615,458	45,295,552	21,524,013
Net asset value per share
Investor Shares	$34.07		$35.08	$18.97	$32.06
Advisor Shares	$34.02		$35.36	$18.91	$32.18
Institutional Shares	$34.17		$39.17	$18.93	$32.67
Cost of securities of unaffiliated issuers held	$12,053,468		$3,563,749	$1,836,193	$1,221,523
Cost of securities of affiliated issuers held	$175,328		$–	$–	$–
Cost of foreign currency held	$233		$–	$–	$–

(1) Amount rounds to less than $1
(2) Including foreign taxes on unrealized gains	$3,677		$–	$–	$–

The accompanying notes are an integral part of the financial statements.

44	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – March 31, 2019 (Unaudited) (Continued)

Dollar values in thousands

	SUSTAINABLE EMERGING MARKETS		THEMATIC		VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$55,686		$363,387		$382,325
Short-term investments (investment companies), at value	1,699		37,707		29,315
Total investments	57,385		401,094		411,640
Cash	–	(1)	–	(1)	–
Foreign currency	9		–		–
Unrealized gain on foreign currency forward contracts	–		572		–
Receivable from investments sold	–		6,761		573
Receivable from fund shares sold	14		1,535		1,023
Dividends and interest receivable	103		276		616
Other assets	13		6		33
Total assets	57,524		410,244		413,885
LIABILITIES:
Written options, at value	–		87	(3)	–
Unrealized loss on foreign currency forward contracts	–		30		–
Payable for investments purchased	–		22,943		571
Payable for fund shares redeemed	53		126		515
Payable for operating expenses	175		167		256
Payable for deferred director’s compensation	7		4		30
Payable for foreign taxes	168	(2)	–		–
Total liabilities	403		23,357		1,372
Total net assets	$57,121		$386,887		$412,513
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$184,723		$358,865		$317,927
Total distributable earnings (loss)	(127,602)		28,022		94,586
Total net assets	$57,121		$386,887		$412,513
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$50,459		$162,709		$140,268
Advisor Shares			$224,178		$110,110
Institutional Shares	$6,662				$162,135
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	3,243,294		11,313,620		11,502,366
Advisor Shares			15,580,641		9,074,001
Institutional Shares	427,731				13,332,967
Net asset value per share
Investor Shares	$15.56		$14.38		$12.19
Advisor Shares			$14.39		$12.13
Institutional Shares	$15.58				$12.16
Cost of securities of unaffiliated issuers held	$49,438		$369,909		$327,158
Cost of foreign currency held	$9		$–		$–

(1) Amount rounds to less than $1
(2) Including foreign taxes on unrealized gains	$143		$–		$–
(3) Written options, premiums received $76

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	45

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Six Months Ended March 31, 2019 (Unaudited)

Dollar values in thousands

	DEVELOPING WORLD	GLOBAL DISCOVERY	GLOBAL EQUITY	GLOBAL OPPORTUNITIES
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$6,127	$259	$1,172	$15,116
Total investment income	6,127	259	1,172	15,116
EXPENSES:
Management fees	10,574	347	1,281	13,233
Transfer agent fees
Investor Shares	582	58	134	1,231
Advisor Shares	431			258
Institutional Shares	19		16	19
Custodian fees	161	21	41	101
Accounting fees	39	41	39	39
Professional fees	77	18	35	70
Registration fees
Investor Shares	22	15	12	28
Advisor Shares	43			26
Institutional Shares	14		18	27
Director’s fees	48	3	7	71
Other operating expenses	96	6	13	78
Total operating expenses	12,106	509	1,596	15,181
Net investment (loss)	(5,979)	(250)	(424)	(65)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(2,741)	(2,038)	2,976	42,079
Foreign currency related transactions	24	6	(35)	113
Total realized gain (loss)	(2,717)	(2,032)	2,941	42,192
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	343,947	1,924	(13,236)	(112,937)
Foreign currency related transactions	677	– (2)	(2)	(60)
Total increase (decrease) in unrealized appreciation or depreciation	344,624	1,924	(13,238)	(112,997)
Net gain (loss) on investments and foreign currency related transactions	341,907	(108)	(10,297)	(70,805)
Net increase (decrease) in net assets resulting from operations	$335,928	$(358)	$(10,721)	$(70,870)

(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$305	$3	$19	$179
(2) Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

46	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Six Months Ended March 31, 2019 (Unaudited) (Continued)

Dollar values in thousands

	GLOBAL VALUE	HIGH INCOME	INTERNATIONAL	INTERNATIONAL SMALL-MID
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$29,312	$1,776	$59,046	$2,394
Interest	–	111,126	–	–
Total investment income	29,312	112,902	59,046	2,394
EXPENSES:
Management fees	16,322	10,807	51,565	2,453
Transfer agent fees
Investor Shares	787	1,195	4,696	201
Advisor Shares	383	939	908	20
Institutional Shares	20	18	34	16
Custodian fees	87	37	651	69
Accounting fees	39	81	39	39
Professional fees	77	77	231	55
Registration fees
Investor Shares	25	41	64	17
Advisor Shares	45	68	33	17
Institutional Shares	44	15	94	12
Director’s fees	80	71	271	8
Other operating expenses	82	97	333	16
Total operating expenses	17,991	13,446	58,919	2,923
Net investment income (loss)	11,321	99,456	127	(529)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(29,969)	(13,645)	30,944	20,063
Investments, from affiliated issuers	–	–	–	(1,952)
Foreign currency forward contracts	168	–	–	–
Foreign currency related transactions	107	–	(1,082)	(114)
Unfunded loan commitments	–	(2)	–	–
Futures contracts	–	(2,430)	–	–
Total realized gain (loss)	(29,694)	(16,077)	29,862	17,997
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(126,835)	(58,488)	(395,185)	(2,022)
Investments, from affiliated issuers	–	–	–	(1,745)
Foreign currency forward contracts	(2,290)	–	–	–
Foreign currency related transactions	(126)	2,277	394	(23)
Futures contracts	–	(3,363)	–	–
Unfunded loan commitments	–	(67)	–	–
Total decrease in unrealized appreciation or depreciation	(129,251)	(59,641)	(394,791)	(3,790)
Net loss on investments and foreign currency related transactions	(158,946)	(75,718)	(364,929)	14,207
Net increase (decrease) in net assets resulting from operations	$(147,624)	$23,738	$(364,802)	$13,678

(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$1,272	$–	$2,753	$220

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	47

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Six Months Ended March 31, 2019 (Unaudited) (Continued)

Dollar values in thousands

	INTERNATIONAL VALUE	MID CAP	MID CAP VALUE	SMALL CAP
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$126,113	$17,841	$25,985	$2,331
Total investment income	126,113	17,841	25,985	2,331
EXPENSES:
Management fees	64,132	23,436	12,803	7,648
Transfer agent fees
Investor Shares	3,374	1,913	1,177	515
Advisor Shares	1,872	300	344	121
Institutional Shares	30	27	19
Custodian fees	465	46	28	18
Accounting fees	39	38	25	25
Professional fees	250	114	85	43
Registration fees
Investor Shares	86	25	27	13
Advisor Shares	87	22	30	19
Institutional Shares	59	45	36
Director’s fees	325	125	69	37
Other operating expenses	472	191	262	54
Total operating expenses	71,191	26,282	14,905	8,552
Net investment income (loss)	54,922	(8,441)	11,080	(6,221)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers(2)	237,751	81,666	201,907	924
Investments, from affiliated issuers	8,337	–	–	–
Foreign currency forward contracts	(2,502)	–	–	–
Foreign currency related transactions	(258)	(24)	–	–
Total realized gain	243,328	81,642	201,907	924
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers(3)	(836,131)	(251,398)	(449,872)	(27,476)
Investments, from affiliated issuers	85,379	–	–	–
Foreign currency forward contracts	(10,986)	–	–	–
Foreign currency related transactions	(913)	(4)		–
Total decrease in unrealized appreciation or depreciation	(762,651)	(251,402)	(449,872)	(27,476)
Net gain (loss) on investments and foreign currency related transactions	(519,323)	(169,760)	(247,965)	(26,552)
Net increase (decrease) in net assets resulting from operations	$(464,401)	$(178,201)	$(236,885)	$(32,773)

(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$9,138	$–	$240	$–
(2) Net of foreign taxes on realized gains	11	–	–	–
(3) Net of increase in foreign taxes on unrealized gains	3,677	–	–	–

The accompanying notes are an integral part of the financial statements.

48	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Six Months Ended March 31, 2019 (Unaudited) (Continued)

Dollar values in thousands

	SUSTAINABLE EMERGING MARKETS	THEMATIC	VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$357	$1,685	$3,781
Total investment income	357	1,685	3,781
EXPENSES:
Management fees	269	1,252	1,553
Transfer agent fees
Investor Shares	83	182	191
Advisor Shares		57	63
Institutional Shares	16	18	17
Custodian fees	36	15	12
Accounting fees	39	38	37
Professional fees	43	33	32
Registration fees
Investor Shares	10	25	12
Advisor Shares		26	11
Institutional Shares	10	41	14
Director’s fees	3	4	10
Other operating expenses	11	10	41
Total operating expenses	520	1,642	1,993
Less amounts waived or paid by the Adviser	(161)	–	(33)
Total operating expenses	359	1,642	1,960
Net investment income (loss)	(2)	43	1,821
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers(2)	(1,184)	(1,916)	14,639
Foreign currency forward contracts	–	206	–
Foreign currency related transactions	(30)	(14)	7
Written options	–	(1,266)	–
Total realized gain (loss)	(1,214)	(2,990)	14,646
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers(3)	3,397	25,289	(53,185)
Foreign currency forward contracts	–	467	–
Foreign currency related transactions	2	(2)	(1)
Written Options	–	(7)	–
Total increase (decrease) in unrealized appreciation or depreciation	3,399	25,747	(53,186)
Net gain (loss) on investments and foreign currency related transactions	2,185	22,757	(38,540)
Net increase (decrease) in net assets resulting from operations	$2,183	$22,800	$(36,719)

(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$28	$5	$82
(2) Net of foreign taxes on realized gains	1
(3) Net of increase in foreign taxes on unrealized gains	112

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	49

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets

Dollar values in thousands

	DEVELOPING WORLD		GLOBAL DISCOVERY
	Six Months Ended 3/31/2019(1)	Year Ended 9/30/2018	Six Months Ended 3/31/2019(1)	Year Ended 9/30/2018
OPERATIONS:
Net investment income (loss)	$(5,979)	$4,259	$(250)	$(276)
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(2,741)	(87,813)	(2,038)	194
Foreign currency related transactions	24	(1,989)	6	(1)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	343,947	(170,497)	1,924	5,981
Foreign currency related transactions	677	7	– (2)	–
Net increase (decrease) in net assets resulting from operations	335,928	(256,033)	(358)	5,898
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Investor Shares	(45)	(17,577)		(90)
Advisor Shares	(609)	(26,894)
Institutional Shares	(230)	(25,296)
Total distributions paid to shareholders	(884)	(69,767)	–	(90)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(434,390)	548,203	9,842	56,352
Total increase (decrease) in net assets	(99,346)	222,403	9,484	62,160
Net assets, beginning of period	2,190,975	1,968,572	75,321	13,161
Net assets, end of period	$2,091,629	$2,190,975	$84,805	$75,321

(1) Unaudited.
(2) Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

50	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	GLOBAL EQUITY		GLOBAL OPPORTUNITIES
	Six Months Ended 3/31/2019(1)	Year Ended 9/30/2018	Six Months Ended 3/31/2019(1)	Year Ended 9/30/2018
OPERATIONS:
Net investment income (loss)	$(424)	$1,020	$(65)	$367
Net realized gain (loss) on:
Investments, from unaffiliated issuers	2,976	45,074	42,079	204,821
Foreign currency related transactions	(35)	(51)	113	(224)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(13,236)	1,987	(112,937)	138,235
Foreign currency related transactions	(2)	(3)	(60)	45
Net increase (decrease) in net assets resulting from operations	(10,721)	48,027	(70,870)	343,244
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Investor Shares	(16,503)	(912)	(68,096)	(41,081)
Advisor Shares			(31,641)	(17,255)
Institutional Shares	(24,802)	(1,168)	(93,750)	(56,726)
Total distributions paid to shareholders	(41,305)	(2,080)	(193,487)	(115,062)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(26,407)	(17,298)	29,656	473,489
Total increase (decrease) in net assets	(78,433)	28,649	(234,701)	701,671
Net assets, beginning of period	320,027	291,378	3,405,086	2,703,415
Net assets, end of period	$241,594	$320,027	$3,170,385	$3,405,086

(1) Unaudited.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	51

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	GLOBAL VALUE		HIGH INCOME
	Six Months Ended 3/31/2019(1)	Year Ended 9/30/2018	Six Months Ended 3/31/2019(1)	Year Ended 9/30/2018
OPERATIONS:
Net investment income	$11,322	$42,730	$99,456	$164,552
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(29,970)	170,655	(13,645)	17,617
Foreign currency forward contracts	168	(9,307)	–	–
Foreign currency related transactions	107	7,163	–	–
Futures contracts	–	–	(2,430)	1,241
Unfunded loan commitments	–	–	(2)	–
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(126,835)	(90,039)	(58,488)	(49,777)
Foreign currency forward contracts	(2,290)	3,929	–	–
Foreign currency related transactions	(126)	(112)	2,277	–
Futures contracts	–	–	(3,363)	(1)
Unfunded loan commitments	–	–	(67)	23
Net increase (decrease) in net assets resulting from operations	(147,624)	125,019	23,738	133,655
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Investor Shares	(36,013)	(16,006)	(35,404)	(60,684)
Advisor Shares	(44,524)	(17,624)	(69,063)	(130,761)
Institutional Shares	(118,223)	(34,390)	(12,211)	(21,787)
Total distributions paid to shareholders	(198,760)	(68,020)	(116,678)	(213,232)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(112,592)	583,045	179,543	881,988
Total increase (decrease) in net assets	(458,976)	640,044	86,603	802,411
Net assets, beginning of period	3,720,150	3,080,106	3,245,953	2,443,542
Net assets, end of period	$3,261,174	$3,720,150	$3,332,556	$3,245,953

(1) Unaudited.

The accompanying notes are an integral part of the financial statements.

52	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	INTERNATIONAL		INTERNATIONAL SMALL-MID
	Six Months Ended 3/31/2019(1)	Year Ended 9/30/2018	Six Months Ended 3/31/2019(1)	Year Ended 9/30/2018
OPERATIONS:
Net investment income (loss)	$127	$170,737	$(529)	$(1,530)
Net realized gain (loss) on:
Investments, from unaffiliated issuers	30,944	1,199,635	20,063	102,246
Investments, from affiliated issuers	–	–	(1,952)	(77)
Foreign currency related transactions	(1,082)	(3,737)	(114)	(107)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(395,185)	(716,021)	(2,022)	(61,878)
Investments, from affiliated issuers	–	–	(1,745)	2,772
Foreign currency related transactions	394	(857)	(23)	(19)
Net increase (decrease) in net assets resulting from operations	(364,802)	649,757	13,678	41,407
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Investor Shares	(359,809)	(38,619)	(74,416)	(36,616)
Advisor Shares	(186,300)	(20,271)
Institutional Shares	(449,372)	(54,804)	(30,412)	(26,081)
Total distributions paid to shareholders	(995,481)	(113,694)	(104,828)	(62,697)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(729,581)	(1,653,643)	366,248	(137,518)
Total increase (decrease) in net assets	(2,089,864)	(1,117,580)	275,098	(158,808)
Net assets, beginning of period	12,916,847	14,034,427	404,125	562,933
Net assets, end of period	$10,826,983	$12,916,847	$679,223	$404,125

(1) Unaudited.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	53

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	INTERNATIONAL VALUE		MID CAP
	Six Months Ended 3/31/2019(1)	Year Ended 9/30/2018	Six Months Ended 3/31/2019(1)	Year Ended 9/30/2018
OPERATIONS:
Net investment income (loss)	$54,922	$198,813	$(8,441)	$(30,816)
Net realized gain (loss) on:
Investments, from unaffiliated issuers	237,751	710,473	81,666	1,325,617
Investments, from affiliated issuers	8,337	1,181	–	–
Foreign currency forward contracts	(2,502)	(57,057)	–	–
Foreign currency related transactions	(258)	32,857	(24)	(167)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(833,269)	(1,597,541)	(251,398)	(53,709)
Investments, from affiliated issuers	85,379	391,080	–	–
Foreign currency forward contracts	(10,986)	17,891	–	–
Foreign currency related transactions	(3,775)	(471)	(4)	15
Net increase (decrease) in net assets resulting from operations	(464,401)	(302,774)	(178,201)	1,240,940
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Investor Shares	(146,244)	(164,573)	(345,115)	(292,322)
Advisor Shares	(215,491)	(173,254)	(106,197)	(76,242)
Institutional Shares	(348,396)	(267,787)	(557,303)	(500,170)
Total distributions paid to shareholders	(710,131)	(605,614)	(1,008,615)	(868,734)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(186,264)	1,303,172	158,702	(1,188,104)
Total increase (decrease) in net assets	(1,360,796)	394,784	(1,028,114)	(815,898)
Net assets, beginning of period	15,350,696	14,955,912	6,164,691	6,980,589
Net assets, end of period	$13,989,900	$15,350,696	$5,136,577	$6,164,691

(1) Unaudited.

The accompanying notes are an integral part of the financial statements.

54	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	MID CAP VALUE		SMALL CAP
	Six Months Ended 3/31/2019(1)	Year Ended 9/30/2018	Six Months Ended 3/31/2019(1)	Year Ended 9/30/2018
OPERATIONS:
Net investment income (loss)	$11,080	$6,687	$(6,221)	$(11,704)
Net realized gain (loss) on:
Investments, from unaffiliated issuers	201,907	436,692	924	307,089
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(449,872)	(130,183)	(27,476)	156,773
Net increase (decrease) in net assets resulting from operations	(236,885)	313,196	(32,773)	452,158
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Investor Shares	(148,240)	(177,746)	(67,769)	(63,823)
Advisor Shares	(116,973)	(102,557)	(68,313)	(47,808)
Institutional Shares	(131,142)	(99,593)	(108,871)	(75,707)
Total distributions paid to shareholders	(396,355)	(379,896)	(244,953)	(187,338)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(165,692)	(681,308)	299,250	256,968
Total increase (decrease) in net assets	(798,932)	(748,008)	21,524	521,788
Net assets, beginning of period	3,303,938	4,051,946	1,805,879	1,284,091
Net assets, end of period	$2,505,006	$3,303,938	$1,827,403	$1,805,879

(1) Unaudited.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	55

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	SUSTAINABLE EMERGING MARKETS		THEMATIC
	Six Months Ended 3/31/2019(1)	Year Ended 9/30/2018	Six Months Ended 3/31/2019(1)	Year Ended 9/30/2018
OPERATIONS:
Net investment income (loss)	$(2)	$512	$43	$(116)
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(1,184)	2,784	(1,916)	9,387
Foreign currency forward contracts	–	–	206	15
Foreign currency related transactions	(30)	(22)	(14)	(6)
Written options	–	–	(1,266)	(2,417)
Securities sold short	–	–	–	29
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	3,397	(5,284)	25,289	4,866
Foreign currency forward contracts	–	–	467	69
Foreign currency related transactions	2	– (2)	(2)	– (2)
Written options	–	–	(7)	(2)
Net increase (decrease) in net assets resulting from operations	2,183	(2,010)	22,800	11,825
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Investor Shares	(449)	(238)	(4,461)	(1,606)
Advisor Shares			(2,027)	–
Institutional Shares	(34)	(44)
Total distributions paid to shareholders	(483)	(282)	(6,488)	(1,606)
FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	17	6,558	252,767	92,296
Total increase in net assets	1,717	4,266	269,079	102,515
Net assets, beginning of period	55,404	51,138	117,808	15,293
Net assets, end of period	$57,121	$55,404	$386,887	$117,808

(1) Unaudited.
(2) Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

56	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	VALUE
	Six Months Ended 3/31/2019(1)	Year Ended 9/30/2018
OPERATIONS:
Net investment income	$1,821	$4,752
Net realized gain (loss) on:
Investments, from unaffiliated issuers	14,639	80,018
Foreign currency related transactions	7	20
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(53,185)	(29,587)
Foreign currency related transactions	(1)	– (2)
Net increase (decrease) in net assets resulting from operations	(36,719)	55,203
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Investor Shares	(20,958)	(20,140)
Advisor Shares	(15,288)	(17,636)
Institutional Shares	(21,766)	(23,446)
Total distributions paid to shareholders	(58,012)	(61,222)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	6,518	(145,445)
Total decrease in net assets	(88,213)	(151,464)
Net assets, beginning of period	500,726	652,190
Net assets, end of period	$412,513	$500,726

(1) Unaudited.
(2) Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	57

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past 5 years or, if shorter, the period of a Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
DEVELOPING WORLD FUND
Investor Shares
3/31/2019(5)	$11.17	(0.05)	2.08	2.03	— (6)	—	— (6)	$13.20
9/30/2018	$12.83	— (6)	(1.23)	(1.23)	(0.02)	(0.41)	(0.43)	$11.17
9/30/2017	$10.51	0.03	2.34	2.37	(0.01)	(0.04)	(0.05)	$12.83
9/30/2016	$8.39	0.02	2.10	2.12	—	—	—	$10.51
9/30/2015(7)	$10.00	— (6)	(1.61)	(1.61)	—	—	—	$8.39
Advisor Shares
3/31/2019(5)	$11.21	(0.03)	2.09	2.06	(0.01)	—	(0.01)	$13.26
9/30/2018	$12.87	0.03	(1.25)	(1.22)	(0.03)	(0.41)	(0.44)	$11.21
9/30/2017	$10.54	0.05	2.35	2.40	(0.03)	(0.04)	(0.07)	$12.87
9/30/2016	$8.39	0.03	2.12	2.15	—	—	—	$10.54
9/30/2015(7)	$10.00	(0.01)	(1.60)	(1.61)	—	—	—	$8.39
Institutional Shares
3/31/2019(5)	$11.23	(0.03)	2.09	2.06	— (6)	—	— (6)	$13.29
9/30/2018	$12.89	0.04	(1.25)	(1.21)	(0.04)	(0.41)	(0.45)	$11.23
9/30/2017	$10.56	0.06	2.34	2.40	(0.03)	(0.04)	(0.07)	$12.89
9/30/2016	$8.39	0.04	2.13	2.17	—	—	—	$10.56
9/30/2015(7)	$10.00	(0.01)	(1.60)	(1.61)	—	—	—	$8.39
GLOBAL DISCOVERY FUND
Investor Shares
3/31/2019(5)	$12.40	(0.04)	(0.07)	(0.11)	—	—	—	$12.29
9/30/2018	$10.32	(0.09)	2.23	2.14	— (6)	(0.06)	(0.06)	$12.40
9/30/2017(8)	$10.00	(0.01)	0.33	0.32	—	—	—	$10.32

Footnotes are presented on Pages 73-74.

The accompanying notes are an integral part of the financial statements.

58	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
DEVELOPING WORLD FUND
Investor Shares
3/31/2019(5)	18.19%	$205,910	1.40%	n/a	(0.83)%	82.54%
9/30/2018	(9.99)%	$477,908	1.36%	n/a	(0.02)%	121.12%
9/30/2017	22.70%	$520,406	1.40%	n/a	0.26%	45.04%
9/30/2016	25.27%	$266,122	1.50%	1.52%	0.25%	47.59%
9/30/2015(7)	(16.10)%	$20,642	1.50%	2.23%	(0.20)%	9.00%
Advisor Shares
3/31/2019(5)	18.36%	$1,236,216	1.16%	n/a	(0.55)%	82.54%
9/30/2018	(9.87)%	$1,031,825	1.18%	n/a	0.22%	121.12%
9/30/2017	22.94%	$763,998	1.21%	n/a	0.47%	45.04%
9/30/2016	25.63%	$340,831	1.25%	n/a	0.28%	47.59%
9/30/2015(7)	(16.10)%	$58,196	1.40%	1.96%	(0.37)%	9.00%
Institutional Shares
3/31/2019(5)	18.39%	$649,503	1.08%	n/a	(0.48)%	82.54%
9/30/2018	(9.80)%	$681,242	1.08%	n/a	0.29%	121.12%
9/30/2017	22.99%	$684,168	1.12%	n/a	0.50%	45.04%
9/30/2016	25.86%	$277,691	1.15%	n/a	0.44%	47.59%
9/30/2015(7)	(16.10)%	$39,993	1.40%	2.03%	(0.44)%	9.00%
GLOBAL DISCOVERY FUND
Investor Shares
3/31/2019(5)	(0.89)%	$84,805	1.43%	n/a	(0.70)%	25.56%
9/30/2018	20.90%	$75,321	1.50%	1.71%	(0.75)%	38.71%
9/30/2017(8)	3.20%	$13,161	1.50%	4.55%	(0.83)%	1.85%

Footnotes are presented on Pages 73-74.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	59

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
GLOBAL EQUITY FUND
Investor Shares
3/31/2019(5)	$22.66	(0.04)	(0.50)	(0.54)	(0.03)	(3.03)	(3.06)	$19.06
9/30/2018	$19.60	0.03	3.17	3.20	—	(0.14)	(0.14)	$22.66
9/30/2017	$16.54	(0.03)	3.09	3.06	—	—	—	$19.60
9/30/2016	$15.73	(0.01)	1.17	1.16	—	(0.35)	(0.35)	$16.54
9/30/2015	$16.18	(0.03)	0.07	0.04	—	(0.49)	(0.49)	$15.73
9/30/2014	$15.72	(0.02)	1.23	1.21	—	(0.75)	(0.75)	$16.18
Institutional Shares
3/31/2019(5)	$22.80	(0.02)	(0.52)	(0.54)	(0.09)	(3.03)	(3.12)	$19.14
9/30/2018	$19.66	0.10	3.18	3.28	—	(0.14)	(0.14)	$22.80
9/30/2017	$16.58	0.01	3.10	3.11	(0.03)	—	(0.03)	$19.66
9/30/2016(9)	$16.44	0.06	0.43	0.49	—	(0.35)	(0.35)	$16.58
GLOBAL OPPORTUNITIES FUND
Investor Shares
3/31/2019(5)	$27.66	(0.02)	(0.63)	(0.65)	—	(1.60)	(1.60)	$25.41
9/30/2018	$25.69	(0.03)	3.07	3.04	—	(1.07)	(1.07)	$27.66
9/30/2017	$21.74	(0.08)	4.06	3.98	—	(0.03)	(0.03)	$25.69
9/30/2016	$18.35	(0.06)	3.59	3.53	(0.02)	(0.12)	(0.14)	$21.74
9/30/2015	$18.92	0.01	(0.09)	(0.08)	(0.06)	(0.43)	(0.49)	$18.35
9/30/2014	$17.29	0.01	1.62	1.63	—	—	—	$18.92
Advisor Shares
3/31/2019(5)	$27.76	— (6)	(0.63)	(0.63)	—	(1.60)	(1.60)	$25.53
9/30/2018	$25.75	0.01	3.07	3.08	—	(1.07)	(1.07)	$27.76
9/30/2017	$21.76	(0.05)	4.07	4.02	—	(0.03)	(0.03)	$25.75
9/30/2016	$18.37	(0.03)	3.58	3.55	(0.04)	(0.12)	(0.16)	$21.76
9/30/2015(10)	$19.16	0.02	(0.81)	(0.79)	—	—	—	$18.37
Institutional Shares
3/31/2019(5)	$27.99	0.01	(0.63)	(0.62)	— (6)	(1.60)	(1.60)	$25.77
9/30/2018	$25.92	0.03	3.11	3.14	—	(1.07)	(1.07)	$27.99
9/30/2017	$21.89	(0.03)	4.09	4.06	—	(0.03)	(0.03)	$25.92
9/30/2016	$18.46	(0.01)	3.61	3.60	(0.05)	(0.12)	(0.17)	$21.89
9/30/2015	$19.04	0.07	(0.11)	(0.04)	(0.11)	(0.43)	(0.54)	$18.46
9/30/2014	$17.35	0.07	1.62	1.69	—	—	—	$19.04
Footnotes are presented on Pages 73-74.

The accompanying notes are an integral part of the financial statements.

60	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
GLOBAL EQUITY FUND
Investor Shares
3/31/2019(5)	(1.10)%	$113,315	1.37%	n/a	(0.47)%	50.04%
9/30/2018	16.38%	$123,225	1.36%	n/a	0.13%	120.14%
9/30/2017	18.50%	$131,813	1.40%	n/a	(0.20)%	109.89%
9/30/2016	7.40%	$145,817	1.37%	n/a	(0.09)%	96.23%
9/30/2015	0.20%	$296,380	1.37%	n/a	(0.19)%	78.44%
9/30/2014	7.94%	$236,270	1.46%	n/a	(0.14)%	89.24%
Institutional Shares
3/31/2019(5)	(1.02)%	$128,279	1.15%	n/a	(0.23)%	50.04%
9/30/2018	16.73%	$196,802	1.10%	n/a	0.45%	120.14%
9/30/2017	18.78%	$159,565	1.16%	n/a	0.03%	109.89%
9/30/2016(9)	3.01%	$111,757	1.11%	n/a	0.37%	96.23%
GLOBAL OPPORTUNITIES FUND
Investor Shares
3/31/2019(5)	(1.54)%	$1,081,302	1.16%	n/a	(0.15)%	24.42%
9/30/2018	12.19%	$1,176,471	1.15%	n/a	(0.13)%	44.27%
9/30/2017	18.36%	$974,286	1.15%	n/a	(0.35)%	34.13%
9/30/2016	19.29%	$781,877	1.17%	n/a	(0.33)%	34.62%
9/30/2015	(0.46)%	$669,846	1.19%	n/a	0.07%	55.53%
9/30/2014	9.43%	$724,237	1.20%	n/a	0.07%	45.14%
Advisor Shares
3/31/2019(5)	(1.46)%	$494,438	1.02%	n/a	(0.03)%	24.42%
9/30/2018	12.32%	$583,463	1.00%	n/a	0.03%	44.27%
9/30/2017	18.53%	$398,375	1.03%	n/a	(0.20)%	34.13%
9/30/2016	19.37%	$193,230	1.08%	n/a	(0.16)%	34.62%
9/30/2015(10)	(4.12)%	$54,172	1.10%	1.46%	0.24%	55.53%
Institutional Shares
3/31/2019(5)	(1.40)%	$1,594,645	0.91%	n/a	0.11%	24.42%
9/30/2018	12.48%	$1,645,152	0.91%	n/a	0.11%	44.27%
9/30/2017	18.60%	$1,330,754	0.93%	n/a	(0.11)%	34.13%
9/30/2016	19.60%	$862,330	0.92%	n/a	(0.07)%	34.62%
9/30/2015	(0.23)%	$631,904	0.95%	n/a	0.36%	55.53%
9/30/2014	9.74%	$435,471	0.97%	n/a	0.35%	45.14%

Footnotes are presented on Pages 73-74.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	61

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees^	Net Asset Value, End of Period
GLOBAL VALUE FUND
Investor Shares
3/31/2019(5)	$18.24	0.04	(0.73)	(0.69)	(0.15)	(0.80)	(0.95)		$16.60
9/30/2018	$17.87	0.18	0.55	0.73	(0.12)	(0.24)	(0.36)		$18.24
9/30/2017	$15.30	0.10	2.88	2.98	(0.11)	(0.30)	(0.41)		$17.87
9/30/2016	$14.47	0.10	1.58	1.68	(0.05)	(0.80)	(0.85)		$15.30
9/30/2015	$15.63	0.07	(0.71)	(0.64)	(0.08)	(0.44)	(0.52)		$14.47
9/30/2014	$14.44	0.09	1.45	1.54	(0.09)	(0.26)	(0.35)		$15.63
Advisor Shares
3/31/2019(5)	$18.22	0.05	(0.74)	(0.69)	(0.17)	(0.80)	(0.97)		$16.56
9/30/2018	$17.86	0.21	0.54	0.75	(0.15)	(0.24)	(0.39)		$18.22
9/30/2017	$15.28	0.13	2.87	3.00	(0.12)	(0.30)	(0.42)		$17.86
9/30/2016	$14.48	0.13	1.57	1.70	(0.10)	(0.80)	(0.90)		$15.28
9/30/2015(10)	$15.60	0.05	(1.17)	(1.12)	—	—	—		$14.48
Institutional Shares
3/31/2019(5)	$18.27	0.06	(0.73)	(0.67)	(0.19)	(0.80)	(0.99)		$16.61
9/30/2018	$17.90	0.24	0.54	0.78	(0.17)	(0.24)	(0.41)		$18.27
9/30/2017	$15.32	0.14	2.87	3.01	(0.13)	(0.30)	(0.43)		$17.90
9/30/2016	$14.50	0.14	1.59	1.73	(0.11)	(0.80)	(0.91)		$15.32
9/30/2015	$15.67	0.11	(0.73)	(0.62)	(0.11)	(0.44)	(0.55)		$14.50
9/30/2014	$14.46	0.13	1.45	1.58	(0.11)	(0.26)	(0.37)		$15.67
HIGH INCOME FUND
Investor Shares
3/31/2019(5)	$9.87	0.30	(0.23)	0.07	(0.30)	(0.05)	(0.35)	—	$9.59
9/30/2018	$10.20	0.58	(0.13)	0.45	(0.58)	(0.20)	(0.78)	—	$9.87
9/30/2017	$9.85	0.59	0.37	0.96	(0.59)	(0.02)	(0.61)	—	$10.20
9/30/2016	$9.49	0.63	0.40	1.03	(0.63)	(0.04)	(0.67)	—	$9.85
9/30/2015	$9.97	0.61	(0.44)	0.17	(0.61)	(0.04)	(0.65)	—	$9.49
9/30/2014(11)	$10.00	0.27	(0.07)	0.20	(0.24)	—	(0.24)	0.01	$9.97
Advisor Shares
3/31/2019(5)	$9.87	0.31	(0.23)	0.08	(0.31)	(0.05)	(0.36)	—	$9.59
9/30/2018	$10.20	0.60	(0.13)	0.47	(0.60)	(0.20)	(0.80)	—	$9.87
9/30/2017	$9.85	0.60	0.38	0.98	(0.61)	(0.02)	(0.63)	—	$10.20
9/30/2016	$9.49	0.64	0.41	1.05	(0.65)	(0.04)	(0.69)	—	$9.85
9/30/2015	$9.97	0.63	(0.44)	0.19	(0.63)	(0.04)	(0.67)	—	$9.49
9/30/2014(11)	$10.00	0.28	(0.08)	0.20	(0.24)	—	(0.24)	0.01	$9.97
Institutional Shares
3/31/2019(5)	$9.87	0.31	(0.23)	0.08	(0.31)	(0.05)	(0.36)	—	$9.59
9/30/2018	$10.19	0.61	(0.12)	0.49	(0.61)	(0.20)	(0.81)	—	$9.87
9/30/2017(12)	$9.85	0.59	0.36	0.95	(0.59)	(0.02)	(0.61)	—	$10.19

Footnotes are presented on Pages 73-74.

The accompanying notes are an integral part of the financial statements.

62	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
GLOBAL VALUE FUND
Investor Shares
3/31/2019(5)	(3.53)%	$558,741	1.28%	n/a	0.48%	18.34%
9/30/2018	4.16%	$724,848	1.25%	n/a	1.00%	27.98%
9/30/2017	19.95%	$811,771	1.25%	n/a	0.59%	12.67%
9/30/2016	11.86%	$748,254	1.26%	n/a	0.70%	20.52%
9/30/2015	(4.32)%	$826,965	1.28%	n/a	0.46%	19.41%
9/30/2014	10.75%	$1,308,060	1.30%	n/a	0.59%	25.41%
Advisor Shares
3/31/2019(5)	(3.49)%	$624,377	1.13%	n/a	0.62%	18.34%
9/30/2018	4.27%	$851,738	1.10%	n/a	1.14%	27.98%
9/30/2017	20.16%	$796,869	1.10%	n/a	0.78%	12.67%
9/30/2016	12.00%	$403,036	1.14%	n/a	0.88%	20.52%
9/30/2015(10)	(7.18)%	$185,741	1.20%	1.23%	0.70%	19.41%
Institutional Shares
3/31/2019(5)	(3.38)%	$2,078,056	1.01%	n/a	0.76%	18.34%
9/30/2018	4.40%	$2,143,564	1.01%	n/a	1.31%	27.98%
9/30/2017	20.23%	$1,471,466	1.02%	n/a	0.84%	12.67%
9/30/2016	12.18%	$917,977	1.03%	n/a	0.97%	20.52%
9/30/2015	(4.16)%	$512,600	1.03%	n/a	0.73%	19.41%
9/30/2014	11.05%	$559,120	1.04%	n/a	0.82%	25.41%
HIGH INCOME FUND
Investor Shares
3/31/2019(5)	0.84%	$1,061,070	0.98%	n/a	6.32%	43.87%
9/30/2018	4.66%	$986,645	0.99%	n/a	5.88%	79.10%
9/30/2017	10.07%	$632,387	1.00%	n/a	5.88%	92.44%
9/30/2016	11.40%	$544,969	1.03%	n/a	6.66%	69.41%
9/30/2015	1.73%	$424,685	1.09%	n/a	6.20%	91.33%
9/30/2014(11)	2.08%	$278,360	1.11%	n/a	5.01%	56.46%
Advisor Shares
3/31/2019(5)	0.92%	$1,831,135	0.83%	n/a	6.47%	43.87%
9/30/2018	4.83%	$1,970,272	0.82%	n/a	6.03%	79.10%
9/30/2017	10.27%	$1,548,786	0.82%	n/a	6.04%	92.44%
9/30/2016	11.61%	$1,244,032	0.84%	n/a	6.81%	69.41%
9/30/2015	1.88%	$489,374	0.93%	n/a	6.38%	91.33%
9/30/2014(11)	2.12%	$227,631	0.99%	n/a	5.20%	56.46%
Institutional Shares
3/31/2019(5)	0.97%	$440,351	0.74%	n/a	6.57%	43.87%
9/30/2018	5.02%	$289,036	0.74%	n/a	6.13%	79.10%
9/30/2017(12)	9.94%	$262,369	0.78%	n/a	5.94%	92.44%

Footnotes are presented on Pages 73-74.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	63

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
INTERNATIONAL FUND
Investor Shares
3/31/2019(5)	$33.49	(0.02)	(0.89)	(0.91)	(0.37)	(2.27)	(2.64)	$29.94
9/30/2018	$32.28	0.35	1.08	1.43	(0.22)	—	(0.22)	$33.49
9/30/2017	$28.30	0.20	4.08	4.28	(0.30)	—	(0.30)	$32.28
9/30/2016	$26.97	0.27	1.19	1.46	(0.13)	—	(0.13)	$28.30
9/30/2015	$30.04	0.17	(3.01)	(2.84)	(0.23)	—	(0.23)	$26.97
9/30/2014	$28.66	0.26	1.41	1.67	(0.29)	—	(0.29)	$30.04
Advisor Shares
3/31/2019(5)	$33.45	— (6)	(0.89)	(0.89)	(0.43)	(2.27)	(2.70)	$29.86
9/30/2018	$32.25	0.43	1.05	1.48	(0.28)	—	(0.28)	$33.45
9/30/2017	$28.31	0.23	4.08	4.31	(0.37)	—	(0.37)	$32.25
9/30/2016	$27.00	0.34	1.17	1.51	(0.20)	—	(0.20)	$28.31
9/30/2015(10)	$31.25	0.07	(4.32)	(4.25)	—	—	—	$27.00
Institutional Shares
3/31/2019(5)	$33.71	0.02	(0.91)	(0.89)	(0.46)	(2.27)	(2.73)	$30.09
9/30/2018	$32.50	0.46	1.05	1.51	(0.30)	—	(0.30)	$33.71
9/30/2017	$28.51	0.30	4.08	4.38	(0.39)	—	(0.39)	$32.50
9/30/2016	$27.19	0.36	1.17	1.53	(0.21)	—	(0.21)	$28.51
9/30/2015	$30.27	0.21	(3.00)	(2.79)	(0.29)	—	(0.29)	$27.19
9/30/2014	$28.86	0.32	1.43	1.75	(0.34)	—	(0.34)	$30.27
INTERNATIONAL SMALL-MID FUND
Investor Shares
3/31/2019(5)	$23.47	(0.04)	(2.16)	(2.20)	—	(8.27)	(8.27)	$13.00
9/30/2018	$24.69	(0.10)	2.05	1.95	—	(3.17)	(3.17)	$23.47
9/30/2017	$23.17	(0.03)	2.75	2.72	—	(1.20)	(1.20)	$24.69
9/30/2016	$23.37	(0.02)	0.63	0.61	(0.03)	(0.78)	(0.81)	$23.17
9/30/2015	$24.30	0.03	0.42	0.45	—	(1.38)	(1.38)	$23.37
9/30/2014	$26.39	(0.01)	(0.35)	(0.36)	(0.12)	(1.61)	(1.73)	$24.30
Advisor Shares
3/31/2019(13)	$11.91	0.01	1.08	1.09	—	—	—	$13.00
Institutional Shares
3/31/2019(5)	$23.59	— (6)	(2.19)	(2.19)	—	(8.27)	(8.27)	$13.13
9/30/2018	$24.75	(0.04)	2.05	2.01	—	(3.17)	(3.17)	$23.59
9/30/2017	$23.18	0.06	2.71	2.77	—	(1.20)	(1.20)	$24.75
9/30/2016(14)	$22.54	0.04	0.60	0.64	—	—	—	$23.18

Footnotes are presented on Pages 73-74.

The accompanying notes are an integral part of the financial statements.

64	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
INTERNATIONAL FUND
Investor Shares
3/31/2019(5)	(2.14)%	$3,915,461	1.19%	n/a	(0.13)%	22.39%
9/30/2018	4.45%	$4,733,866	1.18%	n/a	1.06%	55.16%
9/30/2017	15.39%	$5,808,005	1.18%	n/a	0.70%	57.60%
9/30/2016	5.39%	$7,930,361	1.19%	n/a	0.98%	64.65%
9/30/2015	(9.55)%	$10,156,292	1.17%	n/a	0.54%	45.02%
9/30/2014	5.85%	$13,607,488	1.17%	n/a	0.85%	46.49%
Advisor Shares
3/31/2019(5)	(2.07)%	$2,040,653	1.05%	n/a	0.02%	22.39%
9/30/2018	4.58%	$2,367,026	1.04%	n/a	1.29%	55.16%
9/30/2017	15.56%	$2,357,528	1.04%	n/a	0.82%	57.60%
9/30/2016	5.58%	$2,782,189	1.01%	n/a	1.23%	64.65%
9/30/2015(10)	(13.60)%	$2,465,135	1.07%	1.07%	0.47%	45.02%
Institutional Shares
3/31/2019(5)	(2.04)%	$4,870,869	0.96%	n/a	0.10%	22.39%
9/30/2018	4.67%	$5,815,955	0.95%	n/a	1.36%	55.16%
9/30/2017	15.66%	$5,868,894	0.96%	n/a	1.05%	57.60%
9/30/2016	5.64%	$5,272,925	0.95%	n/a	1.27%	64.65%
9/30/2015	(9.34)%	$4,973,656	0.95%	n/a	0.70%	45.02%
9/30/2014	6.10%	$3,926,338	0.95%	n/a	1.05%	46.49%
INTERNATIONAL SMALL-MID FUND
Investor Shares
3/31/2019(5)	(5.80)%	$156,581	1.43%	n/a	(0.55)%	74.75%
9/30/2018	8.70%	$228,317	1.55%	n/a	(0.44)%	59.53%
9/30/2017	13.09%	$307,580	1.57%	n/a	(0.16)%	79.09%
9/30/2016	2.50%	$585,000	1.51%	n/a	(0.07)%	69.82%
9/30/2015	2.02%	$961,035	1.52%	n/a	0.13%	43.84%
9/30/2014	(1.66)%	$1,090,091	1.50%	n/a	(0.05)%	57.94%
Advisor Shares
3/31/2019(13)	9.15%	$165,759	1.26%	n/a	0.21%	74.75%
Institutional Shares
3/31/2019(5)	(5.70)%	$356,883	1.20%	n/a	(0.04)%	74.75%
9/30/2018	8.94%	$175,808	1.35%	n/a	(0.17)%	59.53%
9/30/2017	13.31%	$255,353	1.37%	n/a	0.29%	79.09%
9/30/2016(14)	2.84%	$209,536	1.37%	n/a	0.41%	69.82%

Footnotes are presented on Pages 73-74.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	65

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
INTERNATIONAL VALUE FUND
Investor Shares
3/31/2019(5)	$36.85	0.11	(1.23)	(1.12)	(0.36)	(1.30)	(1.66)	$34.07
9/30/2018	$39.08	0.42	(1.14)	(0.72)	(0.41)	(1.10)	(1.51)	$36.85
9/30/2017	$33.55	0.27	6.27	6.54	(0.26)	(0.75)	(1.01)	$39.08
9/30/2016	$32.62	0.32	2.57	2.89	(0.28)	(1.68)	(1.96)	$33.55
9/30/2015	$36.56	0.21	(1.79)	(1.58)	(0.55)	(1.81)	(2.36)	$32.62
9/30/2014	$37.01	0.32	2.01	2.33	(0.63)	(2.15)	(2.78)	$36.56
Advisor Shares
3/31/2019(5)	$36.85	0.13	(1.22)	(1.09)	(0.44)	(1.30)	(1.74)	$34.02
9/30/2018	$39.11	0.48	(1.16)	(0.68)	(0.48)	(1.10)	(1.58)	$36.85
9/30/2017	$33.57	0.33	6.27	6.60	(0.31)	(0.75)	(1.06)	$39.11
9/30/2016	$32.66	0.39	2.54	2.93	(0.34)	(1.68)	(2.02)	$33.57
9/30/2015(10)	$35.54	0.15	(3.03)	(2.88)	—	—	—	$32.66
Institutional Shares
3/31/2019(5)	$37.02	0.15	(1.23)	(1.08)	(0.47)	(1.30)	(1.77)	$34.17
9/30/2018	$39.28	0.53	(1.18)	(0.65)	(0.51)	(1.10)	(1.61)	$37.02
9/30/2017	$33.71	0.42	6.23	6.65	(0.33)	(0.75)	(1.08)	$39.28
9/30/2016	$32.77	0.40	2.57	2.97	(0.35)	(1.68)	(2.03)	$33.71
9/30/2015	$36.71	0.30	(1.81)	(1.51)	(0.62)	(1.81)	(2.43)	$32.77
9/30/2014	$37.12	0.41	2.00	2.41	(0.67)	(2.15)	(2.82)	$36.71
MID CAP FUND
Investor Shares
3/31/2019(5)	$44.83	(0.08)	(1.70)	(1.78)	—	(7.97)	(7.97)	$35.08
9/30/2018	$42.58	(0.26)	8.21	7.95	—	(5.70)	(5.70)	$44.83
9/30/2017	$41.34	(0.27)	4.85	4.58	—	(3.34)	(3.34)	$42.58
9/30/2016	$44.42	(0.30)	3.78	3.48	—	(6.56)	(6.56)	$41.34
9/30/2015	$47.67	(0.36)	1.99	1.63	—	(4.88)	(4.88)	$44.42
9/30/2014	$48.69	(0.36)	3.14	2.78	—	(3.80)	(3.80)	$47.67
Advisor Shares
3/31/2019(5)	$45.10	(0.06)	(1.71)	(1.77)	—	(7.97)	(7.97)	$35.36
9/30/2018	$42.75	(0.20)	8.25	8.05	—	(5.70)	(5.70)	$45.10
9/30/2017	$41.43	(0.22)	4.88	4.66	—	(3.34)	(3.34)	$42.75
9/30/2016	$44.46	(0.24)	3.77	3.53	—	(6.56)	(6.56)	$41.43
9/30/2015(10)	$46.88	(0.17)	(2.25)	(2.42)	—	—	—	$44.46
Institutional Shares
3/31/2019(5)	$48.89	(0.05)	(1.70)	(1.75)	—	(7.97)	(7.97)	$39.17
9/30/2018	$45.84	(0.18)	8.93	8.75	—	(5.70)	(5.70)	$48.89
9/30/2017	$44.15	(0.19)	5.22	5.03	—	(3.34)	(3.34)	$45.84
9/30/2016	$46.92	(0.22)	4.01	3.79	—	(6.56)	(6.56)	$44.15
9/30/2015	$49.98	(0.26)	2.08	1.82	—	(4.88)	(4.88)	$46.92
9/30/2014	$50.75	(0.24)	3.27	3.03	—	(3.80)	(3.80)	$49.98

Footnotes are presented on Pages 73-74.

The accompanying notes are an integral part of the financial statements.

66	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
INTERNATIONAL VALUE FUND
Investor Shares
3/31/2019(5)	(2.75)%	$3,008,288	1.18%	n/a	0.64%	14.64%
9/30/2018	(1.99)%	$3,371,735	1.18%	n/a	1.11%	21.55%
9/30/2017	20.19%	$4,350,119	1.19%	n/a	0.78%	11.67%
9/30/2016	9.02%	$5,500,119	1.18%	n/a	0.98%	17.79%
9/30/2015	(4.67)%	$5,229,869	1.17%	n/a	0.60%	23.74%
9/30/2014	6.50%	$8,953,691	1.16%	n/a	0.86%	20.45%
Advisor Shares
3/31/2019(5)	(2.68)%	$4,216,508	1.05%	n/a	0.77%	14.64%
9/30/2018	(1.87)%	$4,683,702	1.04%	n/a	1.27%	21.55%
9/30/2017	20.41%	$4,323,659	1.04%	n/a	0.93%	11.67%
9/30/2016	9.17%	$3,537,587	1.02%	n/a	1.21%	17.79%
9/30/2015(10)	(8.10)%	$2,782,652	1.06%	1.07%	0.87%	23.74%
Institutional Shares
3/31/2019(5)	(2.63)%	$6,765,104	0.95%	n/a	0.88%	14.64%
9/30/2018	(1.79)%	$7,295,259	0.95%	n/a	1.41%	21.55%
9/30/2017	20.48%	$6,282,134	0.97%	n/a	1.18%	11.67%
9/30/2016	9.27%	$3,038,159	0.96%	n/a	1.26%	17.79%
9/30/2015	(4.44)%	$2,606,468	0.96%	n/a	0.86%	23.74%
9/30/2014	6.73%	$2,456,145	0.96%	n/a	1.09%	20.45%
MID CAP FUND
Investor Shares
3/31/2019(5)	(0.77)%	$1,623,795	1.20%	n/a	(0.48)%	25.92%
9/30/2018	21.12%	$2,003,621	1.18%	n/a	(0.62)%	49.83%
9/30/2017	12.19%	$2,277,750	1.18%	n/a	(0.68)%	42.59%
9/30/2016	8.08%	$3,232,399	1.18%	n/a	(0.75)%	40.35%
9/30/2015	3.20%	$3,909,986	1.19%	n/a	(0.76)%	51.39%
9/30/2014	6.04%	$5,220,973	1.20%	n/a	(0.74)%	55.19%
Advisor Shares
3/31/2019(5)	(0.70)%	$511,646	1.08%	n/a	(0.36)%	25.92%
9/30/2018	21.26%	$644,777	1.04%	n/a	(0.48)%	49.83%
9/30/2017	12.36%	$583,658	1.05%	n/a	(0.54)%	42.59%
9/30/2016	8.19%	$445,648	1.05%	n/a	(0.62)%	40.35%
9/30/2015(10)	(5.16)%	$431,658	1.10%	1.12%	(0.73)%	51.39%
Institutional Shares
3/31/2019(5)	(0.60)%	$3,001,136	0.96%	n/a	(0.25)%	25.92%
9/30/2018	21.37%	$3,516,293	0.95%	n/a	(0.39)%	49.83%
9/30/2017	12.45%	$4,119,181	0.95%	n/a	(0.45)%	42.59%
9/30/2016	8.33%	$4,389,242	0.95%	n/a	(0.52)%	40.35%
9/30/2015	3.45%	$4,482,164	0.95%	n/a	(0.53)%	51.39%
9/30/2014	6.30%	$4,280,444	0.95%	n/a	(0.49)%	55.19%

Footnotes are presented on Pages 73-74.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	67

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
MID CAP VALUE FUND
Investor Shares
3/31/2019(5)	$23.56	0.07	(1.71)	(1.64)	(0.05)	(2.90)	(2.95)	$18.97
9/30/2018	$23.98	0.02	1.86	1.88	(0.02)	(2.28)	(2.30)	$23.56
9/30/2017	$21.41	0.06	3.11	3.17	(0.16)	(0.44)	(0.60)	$23.98
9/30/2016	$22.22	0.12	2.70	2.82	(0.09)	(3.54)	(3.63)	$21.41
9/30/2015	$27.00	0.20	(2.21)	(2.01)	(0.17)	(2.60)	(2.77)	$22.22
9/30/2014	$26.34	0.12	1.74	1.86	(0.11)	(1.09)	(1.20)	$27.00
Advisor Shares
3/31/2019(5)	$23.53	0.08	(1.71)	(1.63)	(0.09)	(2.90)	(2.99)	$18.91
9/30/2018	$23.94	0.05	1.85	1.90	(0.03)	(2.28)	(2.31)	$23.53
9/30/2017	$21.37	0.09	3.10	3.19	(0.18)	(0.44)	(0.62)	$23.94
9/30/2016	$22.23	0.14	2.70	2.84	(0.16)	(3.54)	(3.70)	$21.37
9/30/2015(10)	$25.12	0.12	(3.01)	(2.89)	—	—	—	$22.23
Institutional Shares
3/31/2019(5)	$23.56	0.09	(1.71)	(1.62)	(0.11)	(2.90)	(3.01)	$18.93
9/30/2018	$23.98	0.07	1.85	1.92	(0.06)	(2.28)	(2.34)	$23.56
9/30/2017	$21.40	0.11	3.11	3.22	(0.20)	(0.44)	(0.64)	$23.98
9/30/2016	$22.25	0.16	2.70	2.86	(0.17)	(3.54)	(3.71)	$21.40
9/30/2015	$27.05	0.26	(2.22)	(1.96)	(0.24)	(2.60)	(2.84)	$22.25
9/30/2014	$26.38	0.20	1.73	1.93	(0.17)	(1.09)	(1.26)	$27.05
SMALL CAP FUND
Investor Shares
3/31/2019(5)	$38.97	(0.14)	(1.34)	(1.48)	—	(5.43)	(5.43)	$32.06
9/30/2018	$33.61	(0.31)	10.64	10.33	—	(4.97)	(4.97)	$38.97
9/30/2017	$29.93	(0.29)	4.30	4.01	—	(0.33)	(0.33)	$33.61
9/30/2016	$28.55	(0.27)	4.36	4.09	—	(2.71)	(2.71)	$29.93
9/30/2015	$26.76	(0.30)	2.09	1.79	—	—	—	$28.55
9/30/2014	$27.65	(0.31)	(0.58)	(0.89)	—	—	—	$26.76
Advisor Shares
3/31/2019(5)	$39.05	(0.12)	(1.32)	(1.44)	—	(5.43)	(5.43)	$32.18
9/30/2018	$33.63	(0.26)	10.65	10.39	—	(4.97)	(4.97)	$39.05
9/30/2017(15)	$29.23	(0.18)	4.58	4.40	—	—	—	$33.63
Institutional Shares
3/31/2019(5)	$39.54	(0.11)	(1.33)	(1.44)	—	(5.43)	(5.43)	$32.67
9/30/2018	$33.98	(0.24)	10.77	10.53	—	(4.97)	(4.97)	$39.54
9/30/2017	$30.19	(0.23)	4.35	4.12	—	(0.33)	(0.33)	$33.98
9/30/2016	$28.72	(0.20)	4.38	4.18	—	(2.71)	(2.71)	$30.19
9/30/2015	$26.85	(0.24)	2.11	1.87	—	—	—	$28.72
9/30/2014	$27.70	(0.25)	(0.60)	(0.85)	—	—	—	$26.85
Footnotes are presented on Pages 73-74.

The accompanying notes are an integral part of the financial statements.

68	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
MID CAP VALUE FUND
Investor Shares
3/31/2019(5)	(6.63)%	$925,452	1.21%	n/a	0.71%	10.09%
9/30/2018	8.55%	$1,294,179	1.19%	n/a	0.07%	19.15%
9/30/2017	15.08%	$1,957,786	1.17%	n/a	0.25%	23.92%
9/30/2016	14.10%	$2,416,461	1.16%	1.16%	0.59%	26.62%
9/30/2015	(8.45)%	$4,345,131	1.19%	n/a	0.81%	31.18%
9/30/2014	7.18%	$9,305,582	1.19%	n/a	0.46%	25.67%
Advisor Shares
3/31/2019(5)	(6.57)%	$722,044	1.09%	n/a	0.84%	10.09%
9/30/2018	8.68%	$951,667	1.05%	n/a	0.24%	19.15%
9/30/2017	15.23%	$1,053,640	1.06%	n/a	0.40%	23.92%
9/30/2016	14.22%	$1,025,855	1.05%	1.06%	0.70%	26.62%
9/30/2015(10)	(11.50)%	$938,389	1.09%	1.11%	1.00%	31.18%
Institutional Shares
3/31/2019(5)	(6.52)%	$857,510	0.99%	n/a	0.93%	10.09%
9/30/2018	8.75%	$1,058,092	0.98%	n/a	0.30%	19.15%
9/30/2017	15.37%	$1,040,520	0.97%	n/a	0.48%	23.92%
9/30/2016	14.29%	$741,286	0.95%	0.95%	0.81%	26.62%
9/30/2015	(8.25)%	$1,236,240	0.96%	n/a	1.03%	31.18%
9/30/2014	7.44%	$1,702,469	0.95%	n/a	0.72%	25.67%
SMALL CAP FUND
Investor Shares
3/31/2019(5)	(1.39)%	$501,681	1.21%	n/a	(0.92)%	22.98%
9/30/2018	34.71%	$495,803	1.20%	n/a	(0.90)%	43.85%
9/30/2017	13.56%	$461,398	1.21%	n/a	(0.96)%	35.37%
9/30/2016	15.27%	$764,298	1.25%	n/a	(1.00)%	27.00%
9/30/2015	6.69%	$863,536	1.23%	n/a	(1.01)%	45.31%
9/30/2014	(3.22)%	$1,231,921	1.21%	n/a	(1.09)%	38.67%
Advisor Shares
3/31/2019(5)	(1.27)%	$622,566	1.05%	n/a	(0.75)%	22.98%
9/30/2018	34.89%	$495,650	1.06%	n/a	(0.75)%	43.85%
9/30/2017(15)	15.05%	$324,762	1.12%	n/a	(0.86)%	35.37%
Institutional Shares
3/31/2019(5)	(1.25)%	$703,156	1.00%	n/a	(0.71)%	22.98%
9/30/2018	34.94%	$814,426	1.01%	n/a	(0.70)%	43.85%
9/30/2017	13.81%	$497,931	1.01%	n/a	(0.75)%	35.37%
9/30/2016	15.51%	$518,224	1.01%	n/a	(0.76)%	27.00%
9/30/2015	6.96%	$389,724	1.02%	n/a	(0.79)%	45.31%
9/30/2014	(3.07)%	$227,772	1.00%	n/a	(0.88)%	38.67%

Footnotes are presented on Pages 73-74.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	69

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

						Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
SUSTAINABLE EMERGING MARKETS FUND
Investor Shares
3/31/2019(5)	$15.08	—	(6)	0.62	0.62	(0.14)	—	(0.14)	$15.56
9/30/2018	$15.58	0.15		(0.56)	(0.41)	(0.09)	—	(0.09)	$15.08
9/30/2017	$12.75	0.08		2.87	2.95	(0.12)	—	(0.12)	$15.58
9/30/2016(16)	$9.90	0.19		2.66	2.85	—	—	—	$12.75
9/30/2015	$12.54	0.02		(2.56)	(2.54)	(0.10)	—	(0.10)	$9.90
9/30/2014(17)	$12.32	0.08		0.20	0.28	(0.06)	—	(0.06)	$12.54
Institutional Shares
3/31/2019(5)	$15.03	0.01		0.62	0.63	(0.08)	—	(0.08)	$15.58
9/30/2018	$15.50	0.14		(0.53)	(0.39)	(0.08)	—	(0.08)	$15.03
9/30/2017	$12.65	0.08		2.86	2.94	(0.09)	—	(0.09)	$15.50
9/30/2016(16)	$9.83	0.03		2.79	2.82	—	—	—	$12.65
9/30/2015	$12.52	0.02		(2.53)	(2.51)	(0.18)	—	(0.18)	$9.83
9/30/2014	$12.32	0.12		0.20	0.32	(0.12)	—	(0.12)	$12.52
THEMATIC FUND
Investor Shares
3/31/2019(5)	$14.39	—	(6)	0.44	0.44	— (6)	(0.45)	(0.45)	$14.38
9/30/2018	$11.79	(0.04)		3.82	3.78	—	(1.18)	(1.18)	$14.39
9/30/2017(21)	$10.00	(0.02)		1.81	1.79	—	—	—	$11.79
Advisor Shares
3/31/2019(5)	$14.39	—	(6)	0.45	0.45	—	(0.45)	(0.45)	$14.39
9/30/2018(22)	$13.82	—	(6)	0.57	0.57	—	—	—	$14.39

Footnotes are presented on Pages 73-74.

The accompanying notes are an integral part of the financial statements.

70	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)		Ratio of Expenses to Average Net Assets Excluding Waivers(3)		Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
SUSTAINABLE EMERGING MARKETS FUND
Investor Shares
3/31/2019(5)	4.19%	$50,459	1.35%		1.87%		(0.02)%	18.16%
9/30/2018	(2.70)%	$49,562	1.41	%*	1.78%		0.89%	35.24%
9/30/2017	23.47%	$42,429	1.50%		2.19%		0.61%	26.22%
9/30/2016(16)	28.79%	$30,135	0.94%		1.85%		1.68%	45.79%
9/30/2015	(20.44)%	$22,842	1.50%		1.79%		0.16%	28.03%
9/30/2014(17)	2.29%	$67,065	1.50%		1.51%		0.64%	32.26%
Institutional Shares
3/31/2019(5)	4.24%	$6,662	1.20%		2.39%		0.11%	18.16%
9/30/2018	(2.57)%	$5,842	1.33	%*	2.00%		0.87%	35.24%
9/30/2017	23.47%	$8,709	1.50%		2.23%		0.57%	26.22%
9/30/2016(16)	28.69%	$6,555	1.26%		1.79%		0.29%	45.79%
9/30/2015	(20.43)%	$27,961	1.36%		n/a		0.16%	28.03%
9/30/2014	2.65%	$338,286	1.19%		n/a		0.96%	32.26%
THEMATIC FUND
Investor Shares
3/31/2019(5)	3.36%	$162,709	1.38%		n/a		0.01%	172.59	%(18)
9/30/2018	34.31%	$79,673	1.51	%(19)	1.70	%(19)	(0.27)%	355.37	%(20)
9/30/2017(21)	18.00%	$15,293	1.52	%(19)	2.70	%(19)	(0.49)%	170.19%
Advisor Shares
3/31/2019(5)	3.43%	$224,178	1.23%		n/a		0.06%	172.59	%(18)
9/30/2018(22)	4.12%	$38,135	1.40	%(19)	2.74	%(19)	0.16%	355.37	%(20)

Footnotes are presented on Pages 73-74.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	71

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
VALUE FUND
Investor Shares
3/31/2019(5)	$15.10	0.04	(1.18)	(1.14)	(0.10)	(1.67)	(1.77)	$12.19
9/30/2018	$15.25	0.11	1.19	1.30	(0.05)	(1.40)	(1.45)	$15.10
9/30/2017	$13.10	0.07	2.17	2.24	(0.09)	—	(0.09)	$15.25
9/30/2016	$11.56	0.09	2.61	2.70	(0.06)	(1.10)	(1.16)	$13.10
9/30/2015	$14.14	0.11	(1.66)	(1.55)	(0.11)	(0.92)	(1.03)	$11.56
9/30/2014	$13.38	0.15	1.35	1.50	(0.09)	(0.65)	(0.74)	$14.14
Advisor Shares
3/31/2019(5)	$15.04	0.06	(1.18)	(1.12)	(0.12)	(1.67)	(1.79)	$12.13
9/30/2018	$15.22	0.12	1.19	1.31	(0.09)	(1.40)	(1.49)	$15.04
9/30/2017	$13.05	0.10	2.15	2.25	(0.08)	—	(0.08)	$15.22
9/30/2016	$11.57	0.10	2.61	2.71	(0.13)	(1.10)	(1.23)	$13.05
9/30/2015(10)	$13.41	0.07	(1.91)	(1.84)	—	—	—	$11.57
Institutional Shares
3/31/2019(5)	$15.08	0.06	(1.18)	(1.12)	(0.13)	(1.67)	(1.80)	$12.16
9/30/2018	$15.26	0.14	1.19	1.33	(0.11)	(1.40)	(1.51)	$15.08
9/30/2017	$13.09	0.12	2.15	2.27	(0.10)	—	(0.10)	$15.26
9/30/2016	$11.60	0.11	2.61	2.72	(0.13)	(1.10)	(1.23)	$13.09
9/30/2015	$14.19	0.14	(1.66)	(1.52)	(0.15)	(0.92)	(1.07)	$11.60
9/30/2014	$13.42	0.18	1.35	1.53	(0.11)	(0.65)	(0.76)	$14.19

Footnotes are presented on Pages 73-74.

The accompanying notes are an integral part of the financial statements.

72	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
VALUE FUND
Investor Shares
3/31/2019(5)	(7.06)%	$140,268	1.06%	n/a	0.73%	18.19%
9/30/2018	9.32%	$184,869	1.01%	n/a	0.72%	24.53%
9/30/2017	17.16%	$216,981	1.01%	n/a	0.50%	44.17%
9/30/2016	24.64%	$457,969	0.96%	n/a	0.75%	52.05%
9/30/2015	(11.90)%	$341,852	1.00%	n/a	0.78%	74.07%
9/30/2014	11.52%	$1,172,529	0.98%	n/a	1.06%	53.36%
Advisor Shares
3/31/2019(5)	(6.96)%	$110,110	0.88%	0.94%	0.91%	18.19%
9/30/2018	9.43%	$130,949	0.88%	0.89%	0.83%	24.53%
9/30/2017	17.37%	$181,340	0.85%	n/a	0.71%	44.17%
9/30/2016	24.73%	$251,643	0.84%	n/a	0.89%	52.05%
9/30/2015(10)	(13.72)%	$466,702	0.86%	n/a	1.12%	74.07%
Institutional Shares
3/31/2019(5)	(6.92)%	$162,135	0.84%	n/a	0.95%	18.19%
9/30/2018	9.56%	$184,908	0.80%	n/a	0.94%	24.53%
9/30/2017	17.46%	$253,869	0.80%	n/a	0.82%	44.17%
9/30/2016	24.78%	$98,001	0.77%	n/a	0.95%	52.05%
9/30/2015	(11.69)%	$180,143	0.75%	n/a	1.07%	74.07%
9/30/2014	11.77%	$304,091	0.74%	n/a	1.31%	53.36%

^	Unless otherwise indicated, amount rounds to less than $0.01 per share, if applicable.
*	Expense limit from October 1, 2017 to February 20, 2018 was 1.50%. Expense limit was lowered effective February 21, 2018 to 1.35% for Investor Shares and 1.20% for Institutional Shares.
(1)	Computed based on average shares outstanding.
(2)	Periods less than twelve months (where applicable) are not annualized.
(3)	Periods less than twelve months (where applicable) are annualized.
(4)	Includes the effect of expenses waived or paid by the Adviser, if applicable.
(5)	Unaudited. For the six months ended March 31, 2019.
(6)	Amount is between $0.005 and $(0.005) per share.
(7)	For the period from commencement of operations (June 29, 2015) through September 30, 2015.
(8)	For the period from commencement of operations (August 21, 2017) through September 30, 2017.
(9)	For the period from commencement of operations (October 15, 2015) through September 30, 2016.
(10)	For the period from commencement of operations (April 1, 2015) through September 30, 2015.
(11)	For the period from commencement of operations (March 19, 2014) through September 30, 2014.
(12)	For the period from commencement of operations (October 3, 2016) through September 30, 2017.
(13)	Unaudited. For the period from commencement of operations (December 4, 2018) through March 31, 2019.
(14)	For the period from commencement of operations (April 12, 2016) through September 30, 2016.
(15)	For the period from commencement of operations (February 1, 2017) through September 30, 2017.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	73

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

(16)	In the year ended September 30, 2016, Sustainable Emerging Markets Fund recognized a non-recurring reimbursement from the Fund’s former custodian of approximately $172,000 in connection with certain out-of-pocket expenses the custodian charged the Fund between 1998 and 2015. The reimbursement represented 0.5% of the Fund’s net assets of September 30, 2016. The impact of the reimbursement is as follows for the September 30, 2016 Net Investment Income per share, Total Return, Ratio of Expenses to Average Net Assets, Ratio of Expenses to Average Net Assets Excluding Waivers and Ratio of Net Investment Income to Average Net Assets:

	Impact On Net Investment Income	Impact On Total Return	Impact On Ratio of Expenses to Average Net Assets	Impact On Ratio of Expenses to Average Net Assets Excluding Waivers	Impact On Ratio of Net Investment Income to Average Net Assets
Sustainable Emerging Markets Fund
Investor Shares	$0.07	0.61%	(0.56)%	(0.56)%	0.56%
Institutional Shares	$0.03	0.61%	(0.24)%	(0.25)%	0.24%

(17)	Effective February 14, 2014, the Sustainable Emerging Markets Fund’s Advisor Shares were redesignated as Investor Shares.
(18)	Portfolio Turnover Rate calculation excludes purchased options expiring within one year of purchase date. Had these transactions been included, the Portfolio Turnover Rate for the six months ended March 31, 2019 would have been 195.66%.
(19)	Includes interest expense and dividend payments for securities sold short. The ratios excluding such expenses are listed below.

	Ratio of Expenses to Average Net Assets@ (annualized)	Ratio of Expenses to Average Net Assets Excluding Waivers (annualized)
THEMATIC FUND
Investor Shares
9/30/2018	1.50%	1.69%
9/30/2017#	1.50%	2.69%
Advisor Shares
9/30/2018&	1.40%	2.74%

@	Includes the effect of expenses waived or paid by the Adviser, if applicable.
#	For the period from commencement of operations (April 24, 2017) through September 30, 2017.
&	For the period from commencement of operations (July 31, 2018) through September 30, 2018.
(20)	Portfolio Turnover Rate calculation excludes purchased options expiring within one year of purchase date. Had these transactions been included, the Portfolio Turnover Rate for the year ended September 30, 2018 would have been 390.18%.
(21)	For the period from commencement of operations (April 24, 2017) through September 30, 2017.
(22)	For the period from commencement of operations (July 31, 2018) through September 30, 2018.

The accompanying notes are an integral part of the financial statements.

74	Artisan Partners Funds

ARTISAN FUNDS

Notes to Financial Statements – March 31, 2019 (Unaudited)

(1)	Organization:

Artisan Partners Funds, Inc. (“Artisan Partners Funds”) was incorporated on January 5, 1995, as a Wisconsin corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2019, Artisan Partners Funds is a series company comprised of fifteen series and follows specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following funds (each a “Fund” and collectively the “Funds”) are included in this report:

Fund Name	Investor Shares Inception Date	Advisor Shares Inception Date	Institutional Shares Inception Date
Artisan Developing World Fund (“Developing World Fund”)	June 29, 2015	June 29, 2015	June 29, 2015
Artisan Global Discovery Fund (“Global Discovery Fund”)	August 21, 2017	N/A	N/A
Artisan Global Equity Fund (“Global Equity Fund”)	March 29, 2010	N/A	October 15, 2015
Artisan Global Opportunities Fund (“Global Opportunities Fund”)	September 22, 2008	April 1, 2015	July 26, 2011
Artisan Global Value Fund (“Global Value Fund”)	December 10, 2007	April 1, 2015	July 17, 2012
Artisan High Income Fund (“High Income Fund”)	March 19, 2014	March 19, 2014	October 3, 2016
Artisan International Fund (“International Fund”)	December 28, 1995	April 1, 2015	July 1, 1997
Artisan International Small-Mid Fund* (“International Small-Mid Fund”)	December 21, 2001	December 4, 2018	April 12, 2016
Artisan International Value Fund (“International Value Fund”)	September 23, 2002	April 1, 2015	October 1, 2006
Artisan Mid Cap Fund (“Mid Cap Fund”)	June 27, 1997	April 1, 2015	July 1, 2000
Artisan Mid Cap Value Fund (“Mid Cap Value Fund”)	March 28, 2001	April 1, 2015	February 1, 2012
Artisan Small Cap Fund (“Small Cap Fund”)	March 28, 1995	February 1, 2017	May 7, 2012
Artisan Sustainable Emerging Markets Fund** (“Sustainable Emerging Markets Fund”)	June 2, 2008	N/A	June 26, 2006
Artisan Thematic Fund (“Thematic Fund”)	April 24, 2017	July 31, 2018	N/A
Artisan Value Fund (“Value Fund”)	March 27, 2006	April 1, 2015	July 26, 2011

*	Effective December 4, 2018, Artisan International Small Cap Fund changed its name to Artisan International Small-Mid Fund.
**	Effective April 1, 2019, Artisan Emerging Markets Fund changed its name to Artisan Sustainable Emerging Markets Fund.

Each Fund is an open-end, diversified mutual fund except Thematic Fund, which is an open-end, non-diversified mutual fund. The investment objective of each Fund (except Developing World Fund, High Income Fund and Thematic Fund) is to seek maximum long- term capital growth. Developing World Fund’s investment objective is to seek long-term capital appreciation. High Income Fund’s investment objective is to seek to provide total return through a combination of current income and capital appreciation. Thematic Fund’s investment objective is to seek maximum long-term capital appreciation. Each Fund has offered shares of capital stock of the classes designated Investor Shares, Advisor Shares and Institutional Shares, as applicable, since the inception dates listed above. Advisor Shares of the Funds are generally available for investment only by employee benefit plans, clients of certain financial intermediaries that trade through omnibus accounts and other investors that meet the minimum investment requirements. Institutional Shares are designed for

Artisan Partners Funds	75

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

certain employee benefit plans, clients of certain financial intermediaries that trade through omnibus accounts and institutional and other investors who are able to meet the minimum investment requirements.

Each class of shares has equal rights with respect to portfolio assets and voting privileges with respect to the Fund in general. Each class of shares has exclusive voting rights with respect to any matters involving only that class. The classes of a Fund pay pro rata the costs of management of that Fund’s portfolio, including the management fee. Each class of a Fund bears the cost of its own transfer agency and shareholder servicing arrangements, and any other class-specific expenses, which will result in differing expenses by class. Because of the different expenses, the Advisor Shares or Institutional Shares of a Fund typically will have a lower expense ratio and correspondingly higher total return than the Investor Shares of the same Fund.

The investment adviser for each Fund is Artisan Partners Limited Partnership (the “Adviser” or “Artisan Partners”). The Adviser is managed by its general partner, Artisan Investments GP LLC, a Delaware limited liability company wholly owned by Artisan Partners Holdings LP (“Artisan Holdings”). Artisan Holdings is a limited partnership under the laws of Delaware whose sole general partner is Artisan Partners Asset Management Inc., a publicly traded Delaware corporation.

(2)	Summary of significant accounting policies:

The following is a summary of significant accounting policies of the Funds in effect during the period covered by the financial statements, which were in accordance with United States generally accepted accounting principles (“US GAAP”).

(a)

Valuation – The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. For financial reporting purposes, information available subsequent to the close of NYSE trading and up to the date of the financial statements was considered in determining a fair value for investments held in each Fund and the resulting NAV presented. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining each Fund’s NAV for financial reporting purposes, each equity security and exchange traded fund (“ETF”) traded on a securities exchange, including the Nasdaq Stock Market, or over-the-counter was valued at the closing price on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for an equity security from the principal exchange, the security was valued using (i) the closing price on another exchange on which the security traded (if such price was made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid was not available, from a

76	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

secondary exchange or in the over-the-counter market. Equity-linked securities, such as participation certificates, participation notes or access notes, are valued by referencing the underlying security. Exchange traded option contracts were valued at the mid price (average of the bid price and ask price) as provided by the pricing vendor at the close of trading on the contract’s principal exchange. Exchange traded futures contracts were valued at the settlement price as provided by the pricing vendor at the close of trading on the principal exchange. Shares of open-end investment companies were valued at the latest net asset value reported by the investment company.

Fixed income securities were valued at market value. Market values were generally evaluations based on the judgment of the Funds’ pricing vendors, which may consider, among other factors, the prices at which securities actually trade, broker-dealer quotations, pricing formulas, estimates of market values obtained from yield data relating to investments or securities with similar characteristics and/or discounted cash flow models that might be applicable.

Securities or other assets for which market quotations were not readily available were valued by the Funds’ valuation committee at a fair value determined in good faith under procedures established by and under the general supervision of the board of directors of the Funds. A market quotation was considered to be not readily available, and a Fund therefore used fair value pricing, if, among other things, there were no quotations, pricing data was not provided by an approved pricing vendor, the valuation committee believed that the quotation, price or market value resulting from the Funds’ valuation procedures did not reflect a fair value of the security or asset, or the value of the security or asset might have been materially affected by events occurring after the close of the market in which the security or asset was principally traded but before the time for determination of NAV (a “subsequent event”). A subsequent event could include a company-specific development, a development that might affect an entire market or region, a potentially global development or a significant change in values of market indices, ETFs or other financial instruments in the U.S. or other markets. The Funds monitored for subsequent events using several tools. In fair valuing non-U.S. equity securities and equity-linked securities, the Funds have used adjustment factors provided by a third party research service when there were subsequent events or expected or unexpected market closures. The third party research service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value.

When fair value pricing is employed, the value of a security or asset used by a Fund to calculate its NAV may differ from quoted or published prices for the same security or asset. Estimates of fair values utilized by the Funds as described above could differ in the future from the value realized on the sale of those securities or assets and the differences could be material to the NAV of the applicable Fund.

(b)

Taxes – No provision was made for federal income taxes or excise taxes since each Fund intends to (i) comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and (ii) distribute to its shareholders substantially all of its taxable income as well as net realized gains from the sale of investment securities. The Funds may utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction.

Artisan Partners Funds	77

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The Funds have analyzed the tax positions taken on federal income tax returns for all remaining open tax years (fiscal years 2015 through 2018) and have concluded that, as of March 31, 2019, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and Wisconsin Department of Revenue.

As of and during the period ended March 31, 2019, the Funds did not have any liabilities for unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended March 31, 2019, the Funds did not incur any material interest or penalties.

The Funds may be subject to taxes imposed on realized and unrealized gains on securities traded in certain foreign countries in which the Funds invest. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

(c)

Portfolio transactions – For financial reporting purposes, security transactions and shareholder transactions were recorded on trade date in accordance with US GAAP. Net realized gains and losses on securities were computed on specific security lot identification.

(d)

Restricted securities – The Funds may invest in securities that are subject to restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in the footnotes to each Fund’s Schedule of Investments.

(e)

Foreign currency translation – Values of foreign investments, open foreign currency forward contracts, payables for foreign taxes, payables and receivables for securities transactions, dividend and reclaim receivables, other receivables and payables, and cash denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into U.S. dollars using the current spot market rate of exchange on the date of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates was included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

The Funds may enter into foreign currency spot contracts and foreign currency forward contracts. Foreign currency spot contracts are typically used to facilitate the purchase and sale of non-U.S. securities and generally settle within three business days. Foreign currency forward contracts are typically used to hedge against foreign

78	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

currency exchange rate risks, which the Funds may face as a result of direct or indirect exposure to particular currencies (including through U.S. dollar denominated depositary receipts and equity-linked securities). The Funds could be exposed to loss if the counterparties fail to perform under these contracts. Open foreign currency spot contracts and foreign currency forward contracts, if any, were recorded at market value and unrealized gains and losses on foreign currency forward contracts are presented separately on the Statements of Assets and Liabilities. Realized and unrealized gains and losses were reported as foreign currency related transactions and are recorded in the Statements of Operations. For tax purposes, these foreign exchange gains and losses were treated as ordinary income or loss.

As of March 31, 2019, Global Value Fund, International Value Fund and Thematic Fund had outstanding foreign currency forward contracts, as shown on the Schedules of Investments. Foreign currency spot contracts are not separately disclosed on the Schedules of Investments but are included in other assets less liabilities.

Other foreign currency related transaction gains and losses may result from currency gains and losses realized on the difference between the amounts of dividends and foreign taxes accrued on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. The net increase (decrease) in unrealized appreciation or depreciation on foreign currency related transactions arose from changes in the values of assets and liabilities, other than investments in securities, resulting from changes in foreign exchange rates.

(f)

Depositary receipts – Each Fund may invest in depositary receipts. Depositary receipts are typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security issued by an issuer and deposited with the depositary.

(g)

Equity-linked securities – Developing World Fund, Global Discovery Fund, Global Equity Fund, Global Opportunities Fund, Global Value Fund, International Fund, International Small-Mid Fund, International Value Fund, Sustainable Emerging Markets Fund, Thematic Fund and Value Fund may invest in equity-linked securities. Equity-linked securities are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked security typically entitles the holder to a return equal to the market return of the underlying security or securities. There is no off-balance sheet risk associated with equity-linked securities and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction.

(h)

Use of estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(i)

Indemnifications – The Funds indemnify its officers and directors for certain liabilities that may arise from the performance of their duties to Artisan Partners Funds. In the normal course of business, the Funds may also enter into contracts in which the Funds agree to indemnify the other party or parties against various potential costs or liabilities. A Fund’s maximum exposure under such arrangements is unknown. As of March 31, 2019, no claim has been made for indemnification pursuant to any such agreement of the Funds.

Artisan Partners Funds	79

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(j)

When-Issued/Delayed Delivery Securities – Each Fund may purchase or sell when- issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When a Fund enters into a purchase transaction on a when-issued or delayed delivery basis, the Fund will segregate liquid investments in an amount at least equal in value to the Fund’s commitments to purchase such securities. Purchasing securities on a when issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price.

(k)

Unfunded Commitments – Pursuant to the terms of certain term loan agreements, High Income Fund is obligated to fund term loan commitments at the borrower’s discretion. High Income Fund reserves against such contingent obligations by segregating liquid assets. Unfunded commitments were recorded at market value and unrealized gains and losses are presented separately on the Statement of Assets and Liabilities.

(l)

Redemption Fees – Artisan High Income Fund generally imposes a 2% redemption fee on shares owned for 90 days or less. Redemption fees were recorded as a reduction in the cost of shares redeemed and had the primary effect of increasing paid-in capital. The Fund reserved the right to waive or reduce the 2% redemption fee on shares held 90 days or less at its discretion when the Fund believed such waiver was in the best interests of the Fund, including, but not limited to, when it determined that imposition of the redemption fee was not necessary to protect the Fund from the effects of short- term trading. The Fund also waived the redemption fee for shares held by certain authorized agents or other Fund intermediaries and otherwise in accordance with the Fund’s prospectus.

(m)

Securities Sold Short – The Funds may sell securities short or maintain a short position in anticipation of the decline in the market value of a particular security (a short sale), including securities that the Funds do not own. To complete a short sale, the Funds must borrow the security to make delivery to the buyer. The Funds are required to pay the lender any dividends or interest on the security, which accrues during the period of the loan.

In order to terminate the short sale the Funds are obligated to return the security borrowed by purchasing it at market price at the time of termination. The price of the security at termination may differ from the price at which the security was sold. The Funds will incur a loss, as a result of the short sale, if the price of the security increases between the date of the short sale and when the Funds terminate the short sale. This loss may be unlimited. The Funds will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Funds may be required to pay in connection with a short sale.

The Funds may reinvest short sale proceeds. Because the Funds may invest the proceeds of a short sale, the effect of short selling is similar to the effect of leverage. The Funds generally must segregate cash or other liquid assets for the benefit of its

80	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

counterparty to secure the Funds’ obligation to purchase the security, so that the total of the amounts segregated is equal to the market value of the securities sold short.

Artisan Partners Funds had an agreement with JPMorgan Chase Bank N.A, the Fund’s custodian, in order to execute short sales. The Funds incur expenses as a result of executing short sales.

During the period ended March 31, 2019, no Funds engaged in short sales. As of March 31, 2019, there were no open short sale positions for any of the Funds.

(n)

Other – Dividend income less foreign taxes accrued or withheld, if any, was generally recorded on the ex-dividend date. In some cases, the information was not available to the Funds on the ex-dividend date. In such cases, which may have included private placements and foreign securities, dividends were recorded as soon after the ex-dividend date as reliable information became available to the Funds. Non-cash dividends included in dividend income, if any, were generally recorded at the fair market value of securities received. Interest income was recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Distributions to shareholders were recorded on the ex-dividend date. Expenses attributable to the Funds were generally allocated to each Fund based on net assets. However, other expense allocation methodologies were also used, depending on the nature of the expense item. Income and expenses not specific to a particular class and realized and unrealized gains and losses were allocated daily to each class of shares based upon the relative net asset value of outstanding shares. Expenses attributable to a particular Fund or class were allocated directly to that Fund or class, respectively.

The character of income and net realized gains and losses may differ in some instances for financial statement and tax purposes and may result in reclassification of permanent differences among certain capital accounts to more appropriately conform financial accounting to tax characterizations of dividend and capital gain distributions.

(3)	Risks:

Markets may perform poorly and the returns from the securities in which a Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and equity-linked securities) and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

Artisan Partners Funds	81

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The risks of foreign securities typically are greater in emerging and less developed markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. These securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

The values of debt securities change in response to various factors, including, for example, market related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. In general, the values of debt securities fall in response to increases in interest rates. The value of a security with a longer duration will generally be more sensitive to changes in interest rates than a similar security with a shorter duration. As a result, changes in interest rates in the U.S. and outside the U.S. may affect the Fund’s debt investments unfavorably. Given the low interest rate environment, risks associated with rising rates are heightened. If interest rates rise, repayments of principal on certain debt securities, including loans, may occur at a slower rate than expected and the expected length of repayment of those securities could increase as a result.

An issuer or counterparty may fail to pay its obligations to a Fund when they are due. Financial strength and solvency (or the perceived financial strength or solvency) of an issuer are the primary factors influencing credit risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument of an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower quality debt, including loans, tend to be particularly sensitive to these changes.

Debt securities in which a Fund invests may be rated below investment grade by the major rating agencies, or may be unrated securities that are determined by the Adviser to be of comparable quality. Debt securities of below investment grade quality are high yield, high risk bonds, commonly known as “junk bonds.” These bonds are predominantly speculative. They are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These bonds have a higher degree of default risk and may be less liquid than higher-rated bonds. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest

82	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

rate sensitivity, negative perceptions of junk bonds generally, and less secondary market liquidity. This potential lack of liquidity may make it more difficult for the Fund to accurately value these securities.

Investments in loans are generally subject to the same risks as investments in other types of debt obligations, including, among others, the credit risk of nonpayment of principal and interest. In addition, in many cases loans are subject to the risks associated with below investment grade securities. High Income Fund may invest in loans made in connection with highly leveraged transactions, which are subject to greater credit and liquidity risks than other types of loans. Although the loans in which High Income Fund invests may be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of nonpayment of scheduled interest or principal, or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, High Income Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan or could recover nothing of what it is owed on the loan. Uncollateralized (i.e., non-secured) loans are subject to greater risk of loss (i.e., nonpayment) in the event of default than secured loans since they do not afford the Fund recourse to collateral. Investments in loans may be difficult to value and may be illiquid, including due to legal or contractual restrictions on resale. Transactions in many loans settle on a delayed basis, and High Income Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments until a substantial period after the sale of the loans. It is unclear whether the protections of the securities laws against fraud and misrepresentation extend to certain loans and other forms of direct indebtedness.

As a non-diversified fund, Thematic Fund may invest a larger portion of its assets in securities of a smaller number of issues than a diversified fund, which means a single issuer’s performance may affect Fund performance more than if the Fund were invested in a larger number of issuers.

See the Funds’ prospectus and statement of additional information regarding the risks of investing in shares of the Funds.

(4)	Fair value measurements:

Under US GAAP for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of

Artisan Partners Funds	83

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•

Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the U.S. where the applicable trading market was closed or factors were applied to prices as a result of significant market movements following the close of local trading)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. A description of the valuation techniques for the Funds’ major classes of assets are found in Note 2(a). A description of the fair value leveling techniques are described below:

Equity securities, ETFs, investment companies, exchange traded options contracts and exchange traded futures contracts are generally categorized as Level 1. Bank loans, corporate bonds, equity-linked securities, foreign currency forward contracts and foreign equity securities in which the closing price or bid quotation are adjusted for significant events, or local market holidays or other unscheduled market closures, are generally categorized as Level 2. Securities fair valued in good faith by the valuation committee are generally categorized as Level 2 or 3, depending on the observability of the inputs utilized.

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of March 31, 2019 (in thousands):

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Developing World
Common Stocks(1)
Developed Markets	$483,810	$-	$-	$483,810
Emerging Asia	1,005,247	43,588	-	1,048,835
Europe, Middle East & Africa	104,185	-	-	104,185
Latin America	332,099	-	-	332,099
Investments Companies	115,447	-	-	115,447
Total Investments	$2,040,788	$43,588	$-	$2,084,376

84	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Global Discovery
Common Stocks(1)
Americas	$49,069	$-	$-	$49,069
Emerging Markets	4,171	-	-	4,171
Europe	19,712	-	-	19,712
Pacific Basin	5,247	-	-	5,247
Investments Companies	6,623	-	-	6,623
Total Investments	$84,822	$-	$-	$84,822
Global Equity
Common Stocks(1)
Americas	$111,976	$-	$-	$111,976
Emerging Markets	13,536	-	-	13,536
Europe	94,723	752	-	95,475
Pacific Basin	11,170	-	-	11,170
Investments Companies	10,597	-	-	10,597
Total Investments	$242,002	$752	$-	$242,754
Global Opportunities
Common Stocks(1)
Americas	$1,697,550	$-	$-	$1,697,550
Emerging Markets	245,298	-	-	245,298
Europe	819,012	-	-	819,012
Pacific Basin	267,730	-	-	267,730
Investments Companies	119,821	-	-	119,821
Total Investments	$3,149,411	$-	$-	$3,149,411
Global Value
Common Stocks(1)
Americas	$1,600,079	$-	$-	$1,600,079
Emerging Markets	428,199	-	-	428,199
Europe	997,221	-	-	997,221
Pacific Basin	19,039	-	-	19,039
Investments Companies	199,030	-	-	199,030
Total Investments	3,243,568	-	-	3,243,568
Foreign Currency Forward Contracts(2)	-	(2,428)	-	(2,428)
Total	$3,243,568	$(2,428)	$-	$3,241,140

Artisan Partners Funds	85

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
High Income
Corporate Bonds(1)	$-	$2,399,239	$-		$2,399,239
Bank Loans(1)	-	744,852	-		744,852
Preferred Stocks(1)	-	1,142	1,598		2,740
Common Stock(1)	-	541	-		541
Corporate Bond Escrows(1)	-	-	-	(4)	-
Investments Companies	258,299	-	-		258,299
Total Investments	258,299	3,145,774	1,598		3,405,671
Futures(2)	(2,946)	-	-		(2,946)
Total	$255,353	$3,145,774	$1,598		$3,402,725
International
Common Stocks(1)
Americas	$1,715,314	$-	$-		$1,715,314
Emerging Markets	1,074,218	-	-		1,074,218
Europe	6,784,488	208,167	-		6,992,655
Middle East	12,612	-	-		12,612
Pacific Basin	800,560	-	-		800,560
Investments Companies	226,992	-	-		226,992
Total Investments	$10,614,184	$208,167	$-		$10,822,351
International Small-Mid
Common Stocks(1)
Americas	$99,750	$-	$-		$99,750
Emerging Markets	27,560	-	-		27,560
Europe	360,766	-	-		360,766
Middle East	31,600	-	-		31,600
Pacific Basin	142,333	-	-		142,333
Investments Companies	15,110	-	-		15,110
Total Investments	$677,119	$-	$-		$677,119
International Value
Common Stocks(1)
Americas	$1,666,130	$-	$-		$1,666,130
Emerging Markets	2,759,892	-	-		2,759,892
Europe	8,079,283	-	-		8,079,283
Pacific Basin	157,135	-	-		157,135
Investments Companies	1,255,063	-	-		1,255,063
Total Investments	13,917,503	-	-		13,917,503
Foreign Currency Forward Contracts(2)	-	(10,364)	-		(10,364)
Total	$13,917,503	$(10,364)	$-		$13,907,139

86	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Mid Cap
Common Stocks(1)	$5,035,709	$-	$-		$5,035,709
Investment Companies	106,835	-	-		106,835
Total Investments	$5,142,544	$-	$-		$5,142,544
Mid Cap Value
Common Stocks(1)	$2,344,259	$-	$-		$2,344,259
Investment Companies	155,337	-	-		155,337
Total Investments	$2,499,596	$-	$-		$2,499,596
Small Cap
Common Stocks(1)	$1,794,620	$-	$-		$1,794,620
Investment Companies	43,387	-	-		43,387
Total Investments	$1,838,007	$-	$-		$1,838,007
Sustainable Emerging Markets
Common Stocks(1)
Developed Markets	$2,447	$-	$-		$2,447
Emerging Asia	33,023	-	-	(3)	33,023
Europe, Middle East & Africa	10,769	-	-		10,769
Latin America	9,447	-	-		9,447
Investments Companies	1,699	-	-		1,699
Total Investments	$57,385	$-	$-		$57,385
Thematic
Common Stocks(1)	$359,010	$-	$-		$359,010
Purchased Option Contracts	4,377	-	-		4,377
Investment Companies	37,707	-	-		37,707
Total Investments	401,094	-	-		401,094
Foreign Currency Forward Contracts(2)	-	542	-		542
Written Option Contracts	(87)	-	-		(87)
Total	$401,007	$542	$-		$401,549
Value
Common Stocks(1)	$382,325	$-	$-		$382,325
Investment Companies	29,315	-	-		29,315
Total Investments	$411,640	$-	$-		$411,640

(1)See the Fund’s Schedule of Investments for industry or country classifications.

(2)Foreign currency forward contracts and futures contracts are valued at unrealized appreciation (depreciation).

(3)Common stock, valued at $0.

(4)Corporate bond escrows, valued at $0.

Artisan Partners Funds	87

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Information about Level 3 fair value measurements (dollar values in thousands):

Assets	Fair Value at March 31, 2019		Unobservable Input(s)	Impact to Fair Value from an Increase in Input
High Income Fund
Corporate Bond Escrows	$-	(1)	Last quote in inactive market less 100% discount	N/A
Preferred Stock	$1,598	(2)	Enterprise Value/ Earnings before interest, taxes, depreciation and amortization multiple of 10.12x determined from comparable companies less 25% discount	Valuation decrease as discount increased
Sustainable Emerging Markets Fund
Common Stock	$-	(1)	Last quote in inactive market less 100% discount	N/A

(1)Includes one or more securities valued at $0.

(2)The inputs used by management in estimating the fair value include pro-forma EBITDA amounts and EBITDA multiples for comparable companies. Increases or decreases in these inputs would impact the estimated value directly. In certain instances, management has also adjusted the value to reflect illiquidity or non-transferability of assets. Increases in those discounts would reduce the value of the investments.

As of March 31, 2019, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is as follows (in thousands):

	High Income Fund		Sustainable Emerging Markets Fund		Thematic Fund
Balance as of September 30, 2018	$4,308	(1)	$-	(1)	$639
Transfers into Level 3	-		-		-
Net change in unrealized appreciation (depreciation)	(2,710)		-		-
Purchases	-		-		-
Sales	-		-		(639)
Realized Gain/Loss	-		-		-
Transfers out of Level 3	-		-		-

Balance as of March 31, 2019	$1,598	(1)	$-	(1)	$-

Net change in unrealized appreciation (depreciation) for investments held as of March 31, 2019	$(2,710)		$-		$-

(1)Includes one or more securities valued at $0.

(5)	Transfer agent and authorized agent fees:

Each Fund paid fees to, and reimbursed certain expenses of, the Funds’ transfer agent during the period. In addition, the Funds have authorized certain financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively “authorized agents”) to accept purchase, exchange and redemption orders on the Funds’ behalf. For Investor Shares

88	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

and Advisor Shares of the Funds, some authorized agents charge a fee for accounting and shareholder services that the agent provided to Fund shareholders on the Fund’s behalf. Those services typically included recordkeeping, transaction processing for shareholders’ accounts and other services. Generally, the fee was either a per account charge based on the number of accounts to which the authorized agent provided such services, or was a percentage of the average value of Fund shares held in such accounts. Each Fund paid a portion of such fees, which are intended to compensate the authorized agent for its provision of services of the type that would be provided by the Funds’ transfer agent or other service providers if the shares were registered on the books of the Funds’ transfer agent. The balance of the fees incurred during the period was paid by the Adviser at its own expense. Institutional Shares of the Funds do not pay fees to intermediaries in connection with recordkeeping, transaction processing for shareholders’ accounts or any other services that an intermediary may provide to its clients. The Funds’ expenses incurred for services provided by authorized agents are included in “Transfer agent fees” in the Statements of Operations. The table below shows the fees and expenses to the Funds’ transfer agent and the fees to authorized agents incurred by each class of each Fund during the period ended March 31, 2019 (in thousands):

	Six Months Ended 3/31/2019
Fund	Fees and Expenses to Transfer Agent	Fees to Authorized Agents	Total
Artisan Developing World Fund - Investor Shares	$22	$560	$582
Artisan Developing World Fund - Advisor Shares	19	412	431
Artisan Developing World Fund - Institutional Shares	19	-	19
Artisan Global Discovery Fund - Investor Shares	17	41	58
Artisan Global Equity Fund - Investor Shares	21	113	134
Artisan Global Equity Fund - Institutional Shares	16	-	16
Artisan Global Opportunities Fund - Investor Shares	37	1,194	1,231
Artisan Global Opportunities Fund - Advisor Shares	19	239	258
Artisan Global Opportunities Fund - Institutional Shares	19	-	19
Artisan Global Value Fund - Investor Shares	34	753	787
Artisan Global Value Fund - Advisor Shares	19	364	383
Artisan Global Value Fund - Institutional Shares	20	-	20
Artisan High Income Fund - Investor Shares	23	1,172	1,195
Artisan High Income Fund - Advisor Shares	25	914	939
Artisan High Income Fund - Institutional Shares	18	-	18
Artisan International Fund - Investor Shares	140	4,556	4,696
Artisan International Fund - Advisor Shares	29	879	908
Artisan International Fund - Institutional Shares	34	-	34
Artisan International Small-Mid Fund - Investor Shares	28	173	201
Artisan International Small-Mid Fund - Advisor Shares(1)	4	16	20
Artisan International Small-Mid Fund - Institutional Shares	16	-	16
Artisan International Value Fund - Investor Shares	59	3,315	3,374

Artisan Partners Funds	89

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Six Months Ended 3/31/2019
Fund	Fees and Expenses to Transfer Agent	Fees to Authorized Agents	Total
Artisan International Value Fund - Advisor Shares	$31	$1,841	$1,872
Artisan International Value Fund - Institutional Shares	30	-	30
Artisan Mid Cap Fund - Investor Shares	65	1,848	1,913
Artisan Mid Cap Fund - Advisor Shares	19	281	300
Artisan Mid Cap Fund - Institutional Shares	27	-	27
Artisan Mid Cap Value Fund - Investor Shares	68	1,109	1,177
Artisan Mid Cap Value Fund - Advisor Shares	23	321	344
Artisan Mid Cap Value Fund - Institutional Shares	19	-	19
Artisan Small Cap Fund - Investor Shares	53	462	515
Artisan Small Cap Fund - Advisor Shares	17	104	121
Artisan Small Cap Fund - Institutional Shares	18	-	18
Artisan Sustainable Emerging Markets Fund - Investor Shares	18	65	83
Artisan Sustainable Emerging Markets Fund - Institutional Shares	16	-	16
Artisan Thematic Fund - Investor Shares	18	164	182
Artisan Thematic Fund - Advisor Shares	14	43	57
Artisan Value Fund - Investor Shares	28	163	191
Artisan Value Fund - Advisor Shares	18	45	63
Artisan Value Fund - Institutional Shares	17	-	17

(1)For the period from commencement of operations (December 4, 2018) through March 31, 2019.

(6)	Commission recapture:

Effective March 1, 2019, the board of directors of Artisan Partners Funds terminated the commission recapture program. Prior to March 1, 2019, each Fund except High Income Fund had the ability to direct transactions in equity securities to various brokers that have agreed to rebate a portion of the commissions generated. During the period, such cash rebates were made directly to the applicable Fund and were included in net realized gain or loss on investments in the Statements of Operations for the period ended March 31, 2019 as follows (in thousands):

Developing World	$41
Global Equity	-	(1)
Global Opportunities	2
Mid Cap	10
Mid Cap Value	25
Small Cap	4
Sustainable Emerging Markets	1
Value	3

(1)Amount rounds to less than $1

90	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(7)	Derivative Transactions:

A Fund may invest in derivatives for any purpose consistent with its investment objective and guidelines, as set forth in its then-current prospectus and statement of additional information including, without limitation, to improve expected risk-adjusted returns, to reduce exposure to certain risks, for hedging purposes and to obtain economic exposure to certain issuers.

Foreign Currency Forward Contracts

Foreign currency forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and at a price set at the time of the contract. Forward contracts usually are entered into with banks and broker-dealers and are not exchange traded.

Forward currency transactions may involve currencies of the different countries to which a Fund may have exposure and serve as hedges against possible variations in the exchange rate between these currencies. Currency transactions may be used for transaction hedging and portfolio hedging involving either specific transactions or portfolio positions (including positions obtained through, among other instruments, participation certificates and depositary receipts that may be denominated in U.S. dollar or foreign currencies). A Fund may not engage in speculative currency exchange transactions. During the period ended March 31, 2019, there were no foreign currency forward contracts used by the Funds except Global Value Fund, International Value Fund and Thematic Fund each used them for hedging currency exposure.

At the maturity of a forward contract to deliver a particular currency, a Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency. The Fund will earmark or segregate liquid assets to cover any unrealized losses.

Futures Transactions

A Fund may invest in futures contracts for hedging, risk management or portfolio management purposes, including to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. During the period ended March 31, 2019, there were no futures transactions used by the Funds except High Income Fund used them to manage its duration exposure.

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or money at a specified time and price. To the extent it uses futures contracts, a Fund will be required to deposit margin and other assets with its futures clearing brokers, shown as due from broker in the Statements of Assets and Liabilities.

There are risks associated with a Fund’s transactions in futures contracts, including that the success of an investment strategy may depend on the ability of the Fund’s portfolio managers to predict movements in the prices of individual securities, fluctuations in markets and movement in interest rates.

When a Fund invests in futures contracts, it will cover its position by earmarking or segregating an amount of liquid assets equal to the market value of the futures positions held less margin deposits, and that amount will be marked-to-market on a daily basis.

Artisan Partners Funds	91

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Options Transactions

A Fund may purchase and write (sell) put options and call options on securities or indexes.

An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from or sell to the seller of the option the security underlying the option at a specified exercise price at any time during the term of the option. Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments in securities, at value and written options, at value, respectively, in the Statements of Assets and Liabilities. When a Fund writes options, it will cover its obligation by earmarking or segregating liquid assets.

If a written option expires, a Fund realizes a gain equal to the premium received at the time the option was written. If an option purchased expires, the Fund realizes a loss equal to the premium paid. A Fund will realize a gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or if it is more, the Fund will realize a loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a gain, or if it is less, the Fund will realize a loss. Realized gain or loss on options purchased and options written are included in net realized gain (loss) on investments and net realized gain (loss) on written options, respectively, in the Statements of Operations.

There are risks associated with a Fund investing in options contracts including significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. During the period ended March 31, 2019, there were no options transactions used by the Funds except Thematic Fund used options transactions to magnify alpha and minimize downside.

The fair value of derivative instruments as reported in the Statements of Assets and Liabilities as of March 31, 2019 was as follows (in thousands):

Fund	Risk Exposure Category	Derivative Instrument	Statements of Assets and Liabilities Location	Value
Global Value	Foreign currency	Foreign currency forward contracts	Unrealized gain on foreign currency forward contracts	$373
	Foreign currency	Foreign currency forward contracts	Unrealized loss on foreign currency forward contracts	$(2,801)
High Income	Interest rate	Futures contracts	Total distributable earnings (loss)	$(2,946)
International Value	Foreign currency	Foreign currency forward contracts	Unrealized gain on foreign currency forward contracts	$2,741
	Foreign currency	Foreign currency forward contracts	Unrealized loss on foreign currency forward contracts	$(13,105)
Thematic	Foreign currency	Foreign currency forward contracts	Unrealized gain on foreign currency forward contracts	$572
	Foreign currency	Foreign currency forward contracts	Unrealized loss on foreign currency forward contracts	$(30)
	Equity	Purchased options contracts	Investments, at value	$4,377
	Equity	Written options contracts	Written options, at value	$(87)

92	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The effect of derivative instruments in the amount of realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on the Statements of Operations for the period ended March 31, 2019 was as follows (in thousands):

Fund	Risk Exposure Category	Derivative Instrument	Statements of Operations Location	Net Realized Gain (Loss)	Statements of Operations Location	Unrealized Appreciation (Depreciation)
Global Value	Foreign currency	Foreign currency forward contracts	Net realized loss on foreign currency forward contracts	$168	Net increase (decrease) in unrealized appreciation or depreciation on foreign currency forward contracts	$(2,290)
High Income	Interest rate	Futures contracts	Net realized gain on futures contracts	$(2,430)	Net increase (decrease) in unrealized appreciation or depreciation on futures contracts	$(3,363)
International Value	Foreign currency	Foreign currency forward contracts	Net realized loss on foreign currency forward contracts	$(2,502)	Net increase (decrease) in unrealized appreciation or depreciation on foreign currency forward contracts	$(10,986)
Thematic	Foreign currency	Foreign currency forward contracts	Net realized gain on foreign currency forward contracts	$206	Net increase (decrease) in unrealized appreciation or depreciation on foreign currency forward contracts	$467
	Equity	Purchased options contracts	Net realized gain on investments, from unaffiliated issuers	$(1,176)	Net increase (decrease) in unrealized appreciation or depreciation on investments, from unaffiliated issuers	$108
	Equity	Written options contracts	Net realized gain loss on written options	$(1,266)	Net increase (decrease) in unrealized appreciation or depreciation on written options	$(7)

The average monthly amount outstanding for each derivative for the period ended March 31, 2019 was as follows (dollar value in thousands):

Fund	Derivative Type	Average Monthly Principal Amount
Global Value	Foreign currency forward contracts	$678,273
International Value	Foreign currency forward contracts	$566,005
Thematic	Foreign currency forward contracts	$44,644

Fund	Derivative Type	Average Monthly Notional Amount
High Income	Futures contracts	$103,088

Fund	Derivative Type	Average Monthly Notional Amount
Thematic	Purchased options contracts	$6,373
	Written options contracts	$288

Artisan Partners Funds	93

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Master Netting Agreements

Each Fund is a party to various master netting agreements. While the terms and conditions of these agreements may vary, all transactions under any such agreement constitute a single contractual relationship. Each party’s obligation to make any payments, deliveries or other transfers in respect of any transaction under such an agreement may be netted against the other party’s obligations under such agreement. A default by a party in performance with respect to one transaction under such an agreement would give the other party the right to terminate all transactions under such agreement and calculate one net amount owed from one party to the other.

The following tables present information about the offsetting of derivative instruments and collateral amounts (in thousands) for foreign currency forward contracts:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Counterparty	Gross Asset Amounts Presented in Statements of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount (Not Less Than $0)
Global Value	JPMorgan Chase Bank N.A.	$373	$(373)	$-	$-
International Value	JPMorgan Chase Bank N.A.	2,741	(2,741)	-	-
Thematic	JPMorgan Chase Bank N.A.	572	(30)	-	542

	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Counterparty	Gross Asset Amounts Presented in Statements of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount (Not Less Than $0)
Global Value	JPMorgan Chase Bank N.A.	$(2,801)	$373	$-	$(2,428)
International Value	JPMorgan Chase Bank N.A.	(13,105)	2,741	-	(10,364)
Thematic	JPMorgan Chase Bank N.A.	(30)	30	-	-

(8)	Related Party Transactions:

(a)

Investment Advisory Agreement – The Adviser, with which the officers and a director of the Funds are affiliated, provided investment advisory and administrative services to the Funds during the period ended March 31, 2019. In exchange for those services, each Fund paid a monthly management fee to the Adviser as follows:

Developing World Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.050%
$1 billion to $2 billion	1.025
$2 billion to $3.5 billion	1.000
$3.5 billion to $5 billion	0.975
Greater than $5 billion	0.950

94	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Global Discovery Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.975%
$1 billion to $2 billion	0.950
$2 billion to $3.5 billion	0.925
$3.5 billion to $5 billion	0.900
Greater than $5 billion	0.875

Global Equity Fund and Global Value Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.000%
$1 billion to $4 billion	0.975
$4 billion to $8 billion	0.950
$8 billion to $12 billion	0.925
Greater than $12 billion	0.900

Global Opportunities Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.900%
$1 billion to $4 billion	0.875
$4 billion to $8 billion	0.850
$8 billion to $12 billion	0.825
Greater than $12 billion	0.800

High Income Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.725%
$1 billion to $2 billion	0.700
$2 billion to $3.5 billion	0.675
$3.5 billion to $10 billion	0.650
Greater than $10 billion	0.625

International Fund

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
$1 billion to $12 billion	0.925
Greater than $12 billion	0.900

International Small-Mid Fund – (Prior to December 1, 2018):

Average Daily Net Assets	Annual Rate
All	1.250%

Artisan Partners Funds	95

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

International Small-Mid Fund – (Effective December 1, 2018):

Average Daily Net Assets	Annual Rate
Less than $2 billion	1.050%
$2 billion to $3 billion	1.025
$3 billion to $4 billion	1.000
$4 billion to $5 billion	0.975
Greater than $5 billion	0.950

International Value Fund, Mid Cap Fund, Mid Cap Value Fund, and Small Cap Fund

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
Greater than $1 billion	0.925
Sustainable Emerging Markets Fund and Thematic Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.000%
$1 billion to $2 billion	0.975
$2 billion to $3.5 billion	0.950
$3.5 billion to $5 billion	0.925
Greater than $5 billion	0.900

Value Fund

Average Daily Net Assets	Annual Rate
Less than $50 million	0.800%
$50 million to $100 million	0.760
$100 million to $500 million	0.720
$500 million to $7.5 billion	0.680
Greater than $7.5 billion	0.640

(b)

Expense Waivers and Reimbursements – The Adviser has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause total annual fund operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, acquired fund fees and expenses, borrowing costs such as dividends on securities sold short, and extraordinary charges such as litigation costs, but including management fees paid to the Adviser) not to exceed the percentages of average daily net assets indicated below. This contract continues through the date shown on the table below at which time Artisan Partners will determine whether to renew, revise or discontinue it. The table below shows the current expense limit as a percent of average daily net assets and amounts waived by the Adviser during the period ended March 31, 2019 (dollar values in thousands):

For the period ended March 31, 2019, no operating expenses were reimbursed by the Adviser. The Funds had no material receivables from or payables to the Adviser as of March 31, 2019.

96	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Fund	Expense Limit as a % of Average Daily Net Assets	Management Fees Waived	Continues Through
Artisan Global Discovery Fund - Investor Shares	1.50%	$-	January 31, 2020
Artisan International Small-Mid Fund - Investor Shares(1)	1.50%	-	January 31, 2020
Artisan International Small-Mid Fund - Advisor Shares(1)	1.40%	-	January 31, 2020
Artisan International Small-Mid Fund - Institutional Shares(1)	1.35%	-	January 31, 2020
Artisan Sustainable Emerging Markets Fund - Investor Shares	1.35%	125	January 31, 2020
Artisan Sustainable Emerging Markets Fund - Institutional Shares	1.20%	36	January 31, 2020
Artisan Thematic Fund - Investor Shares	1.50%	-	January 31, 2020
Artisan Thematic Fund - Advisor Shares	1.40%	-	January 31, 2020
Artisan Value Fund - Advisor Shares	0.88%	33	January 31, 2020

(1)Effective December 1, 2018.
(c)

Officers and Directors – The officers and directors of the Funds who are affiliated with the Adviser receive no compensation from the Funds. For the period ended March 31, 2019, directors of the Funds who are not affiliated persons of the Adviser (“independent directors”) received compensation for their services based on an annual fee of $275,000, subject to an additional increase of $10,000 upon commencement of operations of any new series of Artisan Partners Funds and a decrease of $10,000 for any terminated series of Artisan Partners Funds.

In addition, the independent chair and each committee chair receives an annual supplemental retainer as follows:

	Amount
Independent board chair	$85,000	*
Audit committee chair	$45,000
Governance and nominating committee chair	$30,000
Education committee chair	$30,000

* Prior to January 1, 2019, Independent board chair received an annual supplemental retainer of $60,000.

If more than seven in-person meetings or four telephonic meetings are held in a calendar year, each director is paid an additional meeting attendance fee of $5,000 for each such in-person meeting and $1,000 for each such telephonic meeting. These fees were generally allocated to each of the Funds based on net assets, subject to a minimum allocation of $1,500 to each Fund per quarter. Additionally, each director is entitled to reimbursement of expenses related to his or her duties as a director of the Funds.

Artisan Partners Funds has adopted a deferred compensation plan for directors who are not affiliated persons of the Adviser that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Funds. For purposes of determining the amount owed to the directors under the plan, deferred amounts were invested in shares of the Funds as selected by the individual directors. Each Fund purchased shares of the Funds selected for deferral by the directors in amounts equal to their investment, resulting in a Fund asset equal to the

Artisan Partners Funds	97

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

deferred compensation liability. Such assets were included as a component of “Other assets” on the Statements of Assets and Liabilities. Deferral of directors’ fees under the plan did not affect the net assets of the Funds, and did not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the plan.

(d)

Distribution – Shares of the Funds are offered for sale by Artisan Partners Distributors LLC (“Distributors”). Distributors is wholly owned by Artisan Holdings. All distribution expenses relating to the Funds are paid by the Adviser.

(9)	Line of credit arrangement:

Artisan Partners Funds is party to a line of credit agreement with a syndicate of lenders, led by JPMorgan Chase Bank N.A., as lender and administrative agent that expires on June 12, 2019. Under the line of credit, each Fund can borrow an amount that would not exceed the lesser of (a) 33 1/3% of its adjusted net assets, with adjusted net assets being total assets less total liabilities (excluding indebtedness for borrowed money) after giving effect to the borrowing, and (b) the maximum amount the Fund is permitted to borrow pursuant to applicable law, pursuant to the Fund’s prospectus limitations on indebtedness, pursuant to any vote of the shareholders of the Fund, or pursuant to any limitation on borrowings in any applicable agreement with any governmental authority or regulator or any other applicable agreement or document to which such Fund was a party; provided that the aggregate borrowings by all the Funds may not exceed $200 million. The Funds paid a commitment fee at the annual rate of 0.15% on the unused portion of the line of credit and interest was charged on any borrowings at the highest of (i) the Eurodollar Rate for a one-month interest period commencing two business days after such day (but, in any event, not less than 0.00%) plus 1.00%, (ii) the federal funds effective rate in effect on such day (but, in any event, not less than 0.00%) plus 1.00% or (iii) the overnight bank funding rate in effect on such day (but, in any event, not less than 0.00%) plus 1.00%. The Funds also paid an agent’s fee and arrangement fee to JPMorgan Chase Bank N.A. and the Funds’ and administrative agent legal expenses in connection with the line of credit, each as incurred. The fees are allocated to each Fund based on average net assets. The use of the line of credit was generally restricted to temporary borrowing for extraordinary or emergency purposes. During the period ended March 31, 2019, there were no borrowings under the line of credit for any of the Funds, except for the Global Equity Fund and Sustainable Emerging Markets Fund which had average borrowings of $6,100,000 and $1,410,000 respectively. Average borrowing rates of 3.52% and 3.52% respectively. All fees and interest expense, related to the line of credit are included in other operating expenses in the Statements of Operations. There were no borrowings outstanding at March 31, 2019.

98	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(10)	Investment transactions:

The cost of securities purchased and the proceeds from the sale of securities (excluding securities sold short, derivatives and short-term securities) for the period ended March 31, 2019 were as follows (in thousands):

Fund	Security Purchases		Security Sales
Developing World	$1,619,345		$2,079,470
Global Discovery	22,966		17,697
Global Equity	127,342		194,838
Global Opportunities	710,842		863,983
Global Value	572,191		778,288
High Income	1,438,067		1,293,966
International	2,448,339		3,758,679
International Small-Mid	604,878		320,691
International Value	1,892,810		2,049,438
Mid Cap	1,300,026		2,092,594
Mid Cap Value	261,076		772,421
Small Cap	421,087		372,526
Sustainable Emerging Markets	9,651		10,222
Thematic	610,782	(1)	373,536	(1)
Value	75,065		123,865

(1)	Investment transactions excludes purchased options expiring within one year of purchase date. Had these transactions been included, security purchases and security sales would have been $676,161 and $435,951, respectively.

(11)	Transactions in securities of affiliates:

The table below shows information about securities of Fund “affiliates” (as defined below) that were held by a Fund, purchased or sold by a Fund, or from which dividends were received by a Fund during the period ended March 31, 2019 (shares and dollar values in thousands). Each Fund identifies a company as an affiliate for the purpose of this report if the Fund owned voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the 1940 Act) during the period ended March 31, 2019.

Artisan Partners Funds	99

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

		As of 9/30/2018				Net Realized Gain/(Loss)	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)		As of 3/31/2019
Fund	Security	Share Balance	Value	Purchases Cost	Sales Proceeds			Dividend Income@	Share Balance	Value
International Small-Mid Fund
	SyntheticMR AB†	299	$13,242	$-	$(9,545)	$(1,952)	$(1,745)	$-	-	$-
	Total#		$13,242	$-	$(9,545)	$(1,952)	$(1,745)	$-	-	$-
International Value
	Arch Capital Group Ltd.†*	20,447	$609,528	$1,467	$(22,722)	$(2,373)	$51,129	$-	19,710	$637,029
	Panalpina Welttransport Holding AG	2,295	334,457		(56,055)	10,710	34,250	-	1,942	323,362
	Total#		$943,985	$1,467	$(78,777)	$8,337	$85,379	$-		$323,362

@	Net of foreign taxes withheld, if any.
†	Issuer was not an affiliate as of March 31, 2019.
#	Total value as of March 31, 2019 is presented only for those issuers that were affiliates as of March 31, 2019.
*	Non-income producing security.

(12)	Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) on investments as of March 31, 2019 was as follows (in thousands):

Fund	Cost of Investments		Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation on Investments
Developing World	$1,555,732		$532,882	$(4,238)	$528,644
Global Discovery	76,542		10,266	(1,986)	8,280
Global Equity	194,651		51,387	(3,284)	48,103
Global Opportunities	2,435,821		748,079	(34,489)	713,590
Global Value	2,815,846		550,746	(125,452)	425,294
High Income	3,459,302		70,162	(126,739)	(56,577)
International	8,516,753		2,474,903	(169,305)	2,305,598
International Small-Mid	612,499		76,046	(11,426)	64,620
International Value	12,228,795		2,581,387	(903,043)	1,678,344
Mid Cap	3,563,749		1,639,954	(61,159)	1,578,795
Mid Cap Value	1,836,193		748,430	(85,027)	663,403
Small Cap	1,221,523		642,921	(26,437)	616,484
Sustainable Emerging Markets	49,438		17,176	(9,229)	7,947
Thematic	369,833	(1)	32,467	(751)	31,716
Value	327,158		96,676	(12,194)	84,482

(1)	Net of premiums received on written options contracts.

100	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The Funds’ tax-basis capital gains and losses are determined only at the end of each fiscal year. Accordingly, the table above does not include tax adjustments and reflects the aggregate book cost as of March 31, 2019.

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

The tax characterization of ordinary income dividends and long-term capital gain distributions paid during the period ended March 31, 2019 and the year ended September 30, 2018 were as follows (in thousands):

	Six Months Ended 3/31/2019		Year Ended 9/30/2018
Fund	Ordinary Income Dividends	Long-Term Capital Gain Distributions	Ordinary Income Dividends	Long-Term Capital Gain Distributions
Developing World	$884	$-	$50,440	$19,327
Global Discovery	-	-	90	-
Global Equity	884	40,421	865	1,215
Global Opportunities	164	193,323	2,036	113,026
Global Value	36,058	162,702	45,330	22,690
High Income	98,931	17,747	204,540	8,692
International	155,282	840,199	113,694	-
International Small-Mid	-	104,828	577	62,120
International Value	178,113	532,018	215,160	390,454
Mid Cap	-	1,008,615	-	868,734
Mid Cap Value	10,477	385,884	29,409	350,487
Small Cap	-	244,953	-	187,338
Sustainable Emerging Markets	483	-	282	-
Thematic	7	6,481	1,606	-
Value	3,716	54,296	14,966	46,256

Ordinary income dividends and long-term capital gain distributions were determined in accordance with income tax regulations that impose treatment that is different from the treatment that would result from the application of US GAAP for such items as net short-term gains, wash sale loss deferrals, passive foreign investment company transactions, foreign currency transactions, net investment losses and qualified late year ordinary losses.

Gains on redemptions in-kind for International Fund and Mid Cap Fund of approximately $12,658,000 and $4,956,000, respectively, were included in net realized gain on investments in the Statements of Operations for the period ended March 31, 2019, and were not recognized for Federal income tax purposes. These net realized gains represent permanent book/tax differences and will be reclassified to “Fund shares issued and outstanding” on the accompanying Statements of Assets and Liabilities at the end of the Funds’ fiscal year.

Artisan Partners Funds	101

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

In addition, the Funds may periodically record reclassifications among certain capital accounts to reflect differences between financial reporting and income tax basis distributions. The reclassifications were recorded in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and US GAAP. The reclassifications generally relate to net operating losses, Section 988 currency gains and losses, PFIC gains and losses, and utilization of earnings and profits distributed to shareholders on redemption of Fund shares. These reclassifications have no impact on the net asset values of the Funds.

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31 and net investment income earned during a twelve-month period ending December 31. In connection with these requirements, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year capital losses are any net capital losses incurred between November 1 and the end of the Funds’ fiscal year, September 30, 2018. Qualified late year ordinary losses are specified losses generally incurred between January 1 and the end of the Funds’ fiscal year, September 30, 2018.

Additional tax information as of and for the year ended September 30, 2018 follows (in thousands):

Fund	Undistributed Ordinary Income	Undistributed Long-Term Gain	Qualified Late Year Capital Losses	Qualified Late Year Ordinary Losses	Other Deferred Gains (Losses)(1)
Developing World	$-	$-	$60,644	$1,808	$(32)
Global Discovery	-	-	-	142	(2)
Global Equity	19,424	21,574	-	-	(8)
Global Opportunities	160	193,312	-	-	(56)
Global Value	57,226	135,283	-	-	(67)
High Income	8,580	9,107	-	-	(2,952)
International	155,265	753,567	-	-	(403)
International Small-Mid	24,198	51,953	-	-	(18)
International Value	192,080	517,993	-	-	(339)
Mid Cap	49,923	938,853	-	-	(199)
Mid Cap Value	3,366	363,883	-	-	(137)
Small Cap	3,057	241,894	-	-	(36)
Sustainable Emerging Markets	483	-	-	-	(5)
Thematic	6,485	-	-	-	(27)
Value	6,168	48,039	-	-	(20)

(1)	Other deferred gains and losses relate to (a) distribution payable at year end and (b) other items.

102	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

As of September 30, 2018, the Funds had capital loss carryovers shown in the table below (in thousands). To the extent the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

Fund	Unexpiring – ST		Unexpiring – LT
International	$-		$-
Sustainable Emerging Markets	5,939	(1)	126,422	(1)

(1)	Due to an equity shift in the ordinary course of business, the utilization of certain capital loss carryovers is subject to annual limitations of $1,323, pursuant to IRC Section 382-383.

(13)	Fund share activities:

Capital share transactions for the Funds were as follows (dollar values in thousands):

	DEVELOPING WORLD
	Six Months Ended 3/31/2019		Year Ended 9/30/2018
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	4,168,058	$46,891	10,059,119	$125,081
Advisor Shares	20,593,231	233,190	46,099,312	578,570
Institutional Shares	5,090,586	59,856	18,120,657	230,737
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	4,176	45	1,377,040	17,447
Advisor Shares	54,828	587	2,095,611	26,615
Institutional Shares	15,022	161	1,263,067	16,066
Cost of shares redeemed
Investor Shares	(31,361,896)	(375,258)	(9,211,887)	(112,853)
Advisor Shares	(19,421,778)	(215,211)	(15,546,970)	(189,227)
Institutional Shares	(16,877,405)	(184,651)	(11,837,626)	(144,233)
Net increase (decrease) from fund share transactions
Investor Shares	(27,189,662)	(328,322)	2,224,272	29,675
Advisor Shares	1,226,281	18,566	32,647,953	415,958
Institutional Shares	(11,771,797)	(124,634)	7,546,098	102,570

	GLOBAL DISCOVERY
	Six Months Ended 3/31/2019		Year Ended 9/30/2018
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	1,007,328	$11,793	4,921,088	$57,769
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	-	-	8,470	90
Cost of shares redeemed
Investor Shares	(181,407)	(1,951)	(130,889)	(1,507)
Net increase from fund share transactions
Investor Shares	825,921	9,842	4,798,669	56,352

Footnotes are presented on Page 110.

Artisan Partners Funds	103

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	GLOBAL EQUITY
	Six Months Ended 3/31/2019		Year Ended 9/30/2018
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	374,747	$6,749	894,923	$19,211
Institutional Shares	28,205	485	2,446,487	52,725
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	941,420	16,381	43,999	905
Institutional Shares	1,202,762	21,000	43,773	904
Cost of shares redeemed
Investor Shares	(807,815)	(14,597)	(2,227,243)	(47,781)
Institutional Shares	(3,161,822)	(56,425)	(1,972,458)	(43,262)
Net increase (decrease) from fund share transactions
Investor Shares	508,352	8,533	(1,288,321)	(27,665)
Institutional Shares	(1,930,855)	(34,940)	517,802	10,367

	GLOBAL OPPORTUNITIES
	Six Months Ended 3/31/2019		Year Ended 9/30/2018
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	6,645,722	$159,132	13,726,994	$367,897
Advisor Shares	5,503,650	129,115	8,769,136	236,035
Institutional Shares	3,378,272	81,599	15,967,423	430,512
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	2,997,356	66,661	1,584,555	40,295
Advisor Shares	1,201,182	26,822	568,901	14,501
Institutional Shares	3,965,498	89,343	2,083,657	53,509
Cost of shares redeemed
Investor Shares	(9,629,363)	(227,125)	(10,703,492)	(285,816)
Advisor Shares	(8,354,138)	(194,689)	(3,796,036)	(101,634)
Institutional Shares	(4,238,771)	(101,202)	(10,606,879)	(281,810)
Net increase (decrease) from fund share transactions
Investor Shares	13,715	(1,332)	4,608,057	122,376
Advisor Shares	(1,649,306)	(38,752)	5,542,001	148,902
Institutional Shares	3,104,999	69,740	7,444,201	202,211

Footnotes are presented on Page 110.

104	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	GLOBAL VALUE
	Six Months Ended 3/31/2019		Year Ended 9/30/2018
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	3,306,798	$53,384	8,171,141	$148,960
Advisor Shares	9,540,637	153,737	16,504,741	299,868
Institutional Shares	10,488,248	175,951	47,575,164	874,432
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	2,203,257	34,745	862,022	15,430
Advisor Shares	2,494,520	39,239	878,354	15,687
Institutional Shares	7,205,226	113,554	1,801,378	32,227
Cost of shares redeemed
Investor Shares	(11,585,993)	(187,875)	(14,714,980)	(267,531)
Advisor Shares	(21,088,618)	(333,068)	(15,263,386)	(277,204)
Institutional Shares	(9,876,563)	(162,259)	(14,264,894)	(258,824)
Net increase (decrease) from fund share transactions
Investor Shares	(6,075,938)	(99,746)	(5,681,817)	(103,141)
Advisor Shares	(9,053,461)	(140,092)	2,119,709	38,351
Institutional Shares	7,816,911	127,246	35,111,648	647,835

	HIGH INCOME
	Six Months Ended 3/31/2019		Year Ended 9/30/2018
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	25,230,573	$240,683	52,982,023	$525,563
Advisor Shares	37,780,733	359,675	90,626,264	894,455
Institutional Shares	21,634,783	205,261	14,181,878	140,330
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	3,665,172	34,767	6,054,891	59,913
Advisor Shares	5,750,397	54,502	10,210,062	101,122
Institutional Shares	916,288	8,686	1,479,716	14,633
Cost of shares redeemed(1)
Investor Shares	(18,274,349)	(173,293)	(21,064,786)	(208,470)
Advisor Shares	(52,293,811)	(494,986)	(53,046,958)	(525,731)
Institutional Shares	(5,931,892)	(55,752)	(12,099,222)	(119,827)
Net increase (decrease) from fund share transactions
Investor Shares	10,621,396	102,157	37,972,128	377,006
Advisor Shares	(8,762,681)	(80,809)	47,789,368	469,846
Institutional Shares	16,619,179	158,195	3,562,372	35,136
Redemption Fees
Investor Shares		107		66
Advisor Shares		37		135
Institutional Shares		30		22

Footnotes are presented on Page 110.

Artisan Partners Funds	105

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	INTERNATIONAL
	Six Months Ended 3/31/2019		Year Ended 9/30/2018
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	7,426,209	$212,881	12,231,661	$410,685
Advisor Shares	10,209,837	295,071	19,209,481	645,784
Institutional Shares	15,943,002	469,360	42,106,834	1,418,636
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	11,600,621	323,778	1,064,716	35,370
Advisor Shares	5,691,388	158,391	488,021	16,173
Institutional Shares	14,686,471	411,662	1,481,697	49,444
Cost of shares redeemed
Investor Shares	(29,581,348)	(857,007)	(51,871,032)	(1,741,579)
Advisor Shares	(18,312,425)	(530,543)	(22,045,534)	(739,129)
Institutional Shares	(41,260,984)	(1,213,174)	(51,674,141)	(1,749,027)
Net decrease from fund share transactions
Investor Shares	(10,554,518)	(320,348)	(38,574,655)	(1,295,524)
Advisor Shares	(2,411,200)	(77,081)	(2,348,032)	(77,172)
Institutional Shares	(10,631,511)	(332,152)	(8,085,610)	(280,947)

	INTERNATIONAL SMALL-MID
	Six Months Ended 3/31/2019		Year Ended 9/30/2018
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	14,411,047	$189,440	537,522	$12,628
Advisor Shares(2)	13,691,608	166,496
Institutional Shares	23,681,197	285,935	2,344,430	56,281
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	6,042,101	71,297	1,564,424	34,589
Institutional Shares	2,321,129	27,645	1,019,667	22,627
Cost of shares redeemed
Investor Shares	(18,139,434)	(247,473)	(4,833,359)	(114,365)
Advisor Shares(2)	(943,664)	(11,754)
Institutional Shares	(6,277,227)	(115,338)	(6,227,618)	(149,278)
Net increase (decrease) from fund share transactions
Investor Shares	2,313,714	13,264	(2,731,413)	(67,148)
Advisor Shares(2)	12,747,944	154,742
Institutional Shares	19,725,099	198,242	(2,863,521)	(70,370)

Footnotes are presented on Page 110.

106	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	INTERNATIONAL VALUE
	Six Months Ended 3/31/2019		Year Ended 9/30/2018
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	12,592,489	$407,956	16,174,770	$615,911
Advisor Shares	34,368,718	1,138,692	46,636,344	1,755,719
Institutional Shares	26,565,447	888,408	50,015,872	1,924,457
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	4,015,409	128,814	3,852,996	146,915
Advisor Shares	5,998,928	192,086	4,179,121	159,141
Institutional Shares	10,054,628	323,256	6,596,633	252,189
Cost of shares redeemed
Investor Shares	(19,821,359)	(646,735)	(39,825,069)	(1,504,667)
Advisor Shares	(43,544,633)	(1,435,218)	(34,270,041)	(1,307,775)
Institutional Shares	(35,719,305)	(1,183,523)	(19,495,925)	(738,718)
Net increase (decrease) from fund share transactions
Investor Shares	(3,213,461)	(109,965)	(19,797,303)	(741,841)
Advisor Shares	(3,176,987)	(104,440)	16,545,424	607,085
Institutional Shares	900,770	28,141	37,116,580	1,437,928

	MID CAP
	Six Months Ended 3/31/2019		Year Ended 9/30/2018
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	3,779,867	$123,345	9,266,909	$385,999
Advisor Shares	2,801,542	90,329	4,935,883	202,980
Institutional Shares	9,181,833	343,476	12,754,032	567,882
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	10,474,763	310,996	7,652,678	290,725
Advisor Shares	3,462,860	103,539	1,953,425	74,562
Institutional Shares	13,653,184	452,057	9,741,704	402,820
Cost of shares redeemed
Investor Shares	(12,658,975)	(407,466)	(25,721,010)	(1,058,185)
Advisor Shares	(6,090,462)	(202,476)	(6,245,937)	(256,861)
Institutional Shares	(18,138,750)	(655,098)	(40,436,435)	(1,798,026)
Net increase (decrease) from fund share transactions
Investor Shares	1,595,655	26,875	(8,801,423)	(381,461)
Advisor Shares	173,940	(8,608)	643,371	20,681
Institutional Shares	4,696,267	140,435	(17,940,699)	(827,324)

Footnotes are presented on Page 110.

Artisan Partners Funds	107

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	MID CAP VALUE
	Six Months Ended 3/31/2019		Year Ended 9/30/2018
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	2,721,082	$51,506	6,708,755	$154,486
Advisor Shares	3,884,515	72,208	12,606,232	291,525
Institutional Shares	3,501,535	63,256	11,481,376	267,039
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	6,988,947	128,806	7,240,181	158,850
Advisor Shares	6,302,400	115,775	4,486,111	98,201
Institutional Shares	6,423,116	118,057	4,163,714	91,185
Cost of shares redeemed
Investor Shares	(15,856,575)	(304,325)	(40,643,257)	(938,576)
Advisor Shares	(12,451,619)	(230,258)	(20,657,441)	(479,704)
Institutional Shares	(9,534,401)	(180,717)	(14,128,650)	(324,314)
Net increase (decrease) from fund share transactions
Investor Shares	(6,146,546)	(124,013)	(26,694,321)	(625,240)
Advisor Shares	(2,264,704)	(42,275)	(3,565,098)	(89,978)
Institutional Shares	390,250	596	1,516,440	33,910

	SMALL CAP
	Six Months Ended 3/31/2019		Year Ended 9/30/2018
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	2,945,701	$79,590	1,412,985	$48,605
Advisor Shares	6,656,404	213,612	3,692,268	126,758
Institutional Shares	2,090,157	63,472	7,818,442	266,957
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	2,430,870	66,436	2,026,759	62,201
Advisor Shares	2,463,339	67,520	1,554,204	47,745
Institutional Shares	2,991,395	83,221	1,925,549	59,885
Cost of shares redeemed
Investor Shares	(2,454,145)	(71,893)	(4,443,679)	(148,652)
Advisor Shares	(2,464,282)	(73,817)	(2,211,217)	(76,903)
Institutional Shares	(4,153,012)	(128,891)	(3,802,704)	(129,628)
Net increase (decrease) from fund share transactions
Investor Shares	2,922,426	74,133	(1,003,935)	(37,846)
Advisor Shares	6,655,461	207,315	3,035,255	97,600
Institutional Shares	928,540	17,802	5,941,287	197,214

Footnotes are presented on Page 110.

108	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	SUSTAINABLE EMERGING MARKETS
	Six Months Ended 3/31/2019		Year Ended 9/30/2018
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	460,170	$6,724	1,266,888	$20,884
Institutional Shares	172,333	2,467	97,462	1,556
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	31,799	448	14,393	236
Institutional Shares	2,423	34	2,697	44
Cost of shares redeemed
Investor Shares	(535,027)	(7,670)	(718,712)	(11,786)
Institutional Shares	(135,800)	(1,986)	(273,245)	(4,376)
Net increase (decrease) from fund share transactions
Investor Shares	(43,058)	(498)	562,569	9,334
Institutional Shares	38,956	515	(173,086)	(2,776)

	THEMATIC
	Six Months Ended 3/31/2019		Year Ended 9/30/2018
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	10,356,765	$139,980	7,383,091	$98,926
Advisor Shares(3)	14,085,752	189,607	2,705,885	38,552
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	330,654	4,341	137,916	1,605
Advisor Shares(3)	154,349	2,027	-	-
Cost of shares redeemed
Investor Shares	(4,910,231)	(66,053)	(3,281,368)	(45,978)
Advisor Shares(3)	(1,308,856)	(17,135)	(56,489)	(809)
Net increase from fund share transactions
Investor Shares	5,777,188	78,268	4,239,639	54,553
Advisor Shares(3)	12,931,245	174,499	2,649,396	37,743

Footnotes are presented on Page 110.

Artisan Partners Funds	109

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	VALUE
	Six Months Ended 3/31/2019		Year Ended 9/30/2018
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	493,934	$5,969	924,217	$13,504
Advisor Shares	1,043,894	12,495	1,850,689	26,816
Institutional Shares	1,212,870	13,945	1,600,865	23,342
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	1,770,989	20,721	1,403,230	19,631
Advisor Shares	1,301,934	15,155	1,258,181	17,514
Institutional Shares	1,764,071	20,569	1,608,478	22,438
Cost of shares redeemed
Investor Shares	(3,008,077)	(36,067)	(4,310,747)	(63,167)
Advisor Shares	(1,977,893)	(23,474)	(6,318,388)	(93,599)
Institutional Shares	(1,908,264)	(22,795)	(7,579,995)	(111,924)
Net increase (decrease) from fund share transactions
Investor Shares	(743,154)	(9,377)	(1,983,300)	(30,032)
Advisor Shares	367,935	4,176	(3,209,518)	(49,269)
Institutional Shares	1,068,677	11,719	(4,370,652)	(66,144)

(1)	Net of redemption fees.
(2)	For the period from commencement of operations (December 4, 2018) through March 31, 2019.
(3)	For the period from commencement of operations (July 31, 2018) through September 30, 2018.

(14)	Subsequent Events:

The Funds have evaluated subsequent events through the date of issuance of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.

110	Artisan Partners Funds

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of Artisan Partners Funds, you may incur transaction costs, including redemption fees, and you will incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2018 to March 31, 2019.

Actual Expenses

The first line under the name of each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the name of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund’s name in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio for the six months ended March 31, 2019 and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2018	Ending Account Value 3/31/2019	Expenses Paid During Period 10/1/2018-3/31/2019(1)	Expense Ratio(2)(3)
Artisan Developing World Fund
Investor Shares
Actual	$1,000.00	$1,181.90	$7.62	1.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	$7.04	1.40%
Advisor Shares
Actual	$1,000.00	$1,183.60	$6.32	1.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.15	$5.84	1.16%
Institutional Shares
Actual	$1,000.00	$1,183.90	$5.88	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.44	1.08%

Artisan Partners Funds	111

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 10/1/2018	Ending Account Value 3/31/2019	Expenses Paid During Period 10/1/2018-3/31/2019(1)	Expense Ratio(2)(3)
Artisan Global Discovery Fund
Investor Shares
Actual	$1,000.00	$991.10	$7.10	1.43%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.80	$7.19	1.43%
Artisan Global Equity Fund
Investor Shares
Actual	$1,000.00	$989.00	$6.79	1.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$6.89	1.37%
Institutional Shares
Actual	$1,000.00	$989.80	$5.71	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79	1.15%
Artisan Global Opportunities Fund
Investor Shares
Actual	$1,000.00	$984.60	$5.74	1.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.15	$5.84	1.16%
Advisor Shares
Actual	$1,000.00	$985.40	$5.05	1.02%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.85	$5.14	1.02%
Institutional Shares
Actual	$1,000.00	$986.00	$4.51	0.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.39	$4.58	0.91%
Artisan Global Value Fund
Investor Shares
Actual	$1,000.00	$964.70	$6.27	1.28%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.55	$6.44	1.28%
Advisor Shares
Actual	$1,000.00	$965.10	$5.54	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.69	1.13%
Institutional Shares
Actual	$1,000.00	$966.20	$4.95	1.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.09	1.01%
Artisan High Income Fund
Investor Shares
Actual	$1,000.00	$1,008.40	$4.91	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.04	$4.94	0.98%
Advisor Shares
Actual	$1,000.00	$1,009.20	$4.16	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.79	$4.18	0.83%
Institutional Shares
Actual	$1,000.00	$1,009.70	$3.71	0.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.24	$3.73	0.74%

112	Artisan Partners Funds

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 10/1/2018	Ending Account Value 3/31/2019	Expenses Paid During Period 10/1/2018-3/31/2019(1)	Expense Ratio(2)(3)
Artisan International Fund
Investor Shares
Actual	$1,000.00	$978.60	$5.87	1.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.99	1.19%
Advisor Shares
Actual	$1,000.00	$979.30	$5.18	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.29	1.05%
Institutional Shares
Actual	$1,000.00	$979.60	$4.74	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.14	$4.84	0.96%
Artisan International Small-Mid Fund
Investor Shares
Actual	$1,000.00	$942.00	$6.92	1.43%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.80	$7.19	1.43%
Advisor Shares
Actual(4)	$1,000.00	$1,091.50	$4.19	1.26%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.34	1.26%
Institutional Shares
Actual	$1,000.00	$943.00	$5.81	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.04	1.20%
Artisan International Value Fund
Investor Shares
Actual	$1,000.00	$972.50	$5.80	1.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$5.94	1.18%
Advisor Shares
Actual	$1,000.00	$973.20	$5.17	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.29	1.05%
Institutional Shares
Actual	$1,000.00	$973.70	$4.67	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.78	0.95%
Artisan Mid Cap Fund
Investor Shares
Actual	$1,000.00	$992.30	$5.96	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.04	1.20%
Advisor Shares
Actual	$1,000.00	$993.00	$5.37	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.44	1.08%
Institutional Shares
Actual	$1,000.00	$994.00	$4.77	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.14	$4.84	0.96%

Artisan Partners Funds	113

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 10/1/2018	Ending Account Value 3/31/2019	Expenses Paid During Period 10/1/2018-3/31/2019(1)	Expense Ratio(2)(3)
Artisan Mid Cap Value Fund
Investor Shares
Actual	$1,000.00	$933.70	$5.83	1.21%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.09	1.21%
Advisor Shares
Actual	$1,000.00	$934.30	$5.26	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.49	1.09%
Institutional Shares
Actual	$1,000.00	$934.80	$4.78	0.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$4.99	0.99%
Artisan Small Cap Fund
Investor Shares
Actual	$1,000.00	$986.10	$5.99	1.21%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.09	1.21%
Advisor Shares
Actual	$1,000.00	$987.30	$5.20	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.29	1.05%
Institutional Shares
Actual	$1,000.00	$987.50	$4.96	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.04	1.00%
Artisan Sustainable Emerging Markets Fund
Investor Shares
Actual	$1,000.00	$1,041.90	$6.87	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.20	$6.79	1.35%
Institutional Shares
Actual	$1,000.00	$1,042.40	$6.11	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.04	1.20%
Artisan Thematic Fund
Investor Shares
Actual	$1,000.00	$1,033.60	$7.00	1.38%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.05	$6.94	1.38%
Advisor Shares
Actual	$1,000.00	$1,034.30	$6.24	1.23%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.19	1.23%

114	Artisan Partners Funds

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 10/1/2018	Ending Account Value 3/31/2019	Expenses Paid During Period 10/1/2018-3/31/2019(1)	Expense Ratio(2)(3)
Artisan Value Fund
Investor Shares
Actual	$1,000.00	$929.40	$5.10	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.65	$5.34	1.06%
Advisor Shares
Actual	$1,000.00	$930.40	$4.24	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.54	$4.43	0.88%
Institutional Shares
Actual	$1,000.00	$930.80	$4.04	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.74	$4.23	0.84%

(1)	Expenses are equal to the Fund’s ratio of expenses to average net assets for the six month period ended March 31, 2019, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(2)	Annualized ratio of expenses to average net assets for the six-month period ended March 31, 2019.
(3)	Expense ratio includes the effect of expenses waived or paid by the Adviser, if applicable.
(4)	The actual account value and expenses paid for Artisan International Small-Mid Fund – Advisor Shares have been presented for the period from commencement of operations (December 4, 2018) through March 31, 2019.

Artisan Partners Funds	115

FACTORS CONSIDERED IN APPROVING ARTISAN INTERNATIONAL  SMALL-MID FUND’S ADVISORY AGREEMENT

At their regular quarterly meeting held on November 13, 2018 (the “Meeting”), the board of directors of Artisan Partners Funds, including the independent directors, considered and unanimously approved an amendment (for purposes of this discussion, the “Amendment”) to the investment advisory agreement between Artisan Partners Funds, on behalf of Artisan International Small-Mid Fund (for purposes of this discussion, the “Fund”), and Artisan Partners, dated May 12, 2015 (for purposes of this discussion, the “Advisory Agreement”). The purpose of the Amendment was to reduce the Fund’s management fee from 1.25% annually of the Fund’s average daily net assets to 1.050% of average daily net assets up to $2 billion, 1.025% of average daily net assets of $2 billion up to $3 billion, 1.000% of average daily net assets of $3 billion up to $4 billion, 0.975% of average daily net assets of $4 billion up to $5 billion and 0.950% of average daily net assets of over $5 billion. The proposed reduction in management fee was being made in connection with proposed changes to the Fund’s investment strategies, including, among other changes, providing the Fund greater flexibility to invest in small- and mid-capitalization companies. The independent directors were assisted in their evaluation of the Amendment and the factors that they deemed to be material, including those factors described below, by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Artisan Partners in connection with the Meeting.

Prior to the Meeting, independent counsel to the independent directors sent Artisan Partners a request for information to be provided to the directors in connection with their consideration of the approval of the Amendment. Artisan Partners provided materials to the directors in response to that request as well as other information Artisan Partners believed was useful in evaluating the approval of the Amendment, including the rationale for proposing the management fee reduction and investment strategy changes, and a report prepared by Broadridge, an independent source of investment company data, which included information relating to the Fund’s proposed management fees and projected expenses compared to the management fees and expenses of a peer group of other mutual funds determined by Broadridge to be comparable to the Fund. The directors also received and reviewed a memorandum from independent counsel regarding the directors’ responsibilities in evaluating the Amendment. In evaluating the Amendment, the directors also reviewed information previously provided to the board in response to requests for information in connection with the board’s annual consideration of the continuation of the Advisory Agreement in May 2018 (the “2018 Contract Renewal”).

The directors considered the nature, extent and quality of the advisory and other services provided by Artisan Partners to the Fund, the anticipated overall expense ratio of the Fund following the management fee reduction, the prospect for achievement of economies of scale if the Fund grows to substantial size and other benefits (in addition to advisory fee revenues) that Artisan Partners derives from its relationship with the Fund. The directors also considered that Artisan Partners had contractually agreed to limit operating expenses, including its management fee, to no more than 1.50%, 1.40% and 1.35% annually of average daily net assets of Investor Shares, Advisor Shares and Institutional Shares of the Fund, respectively. The directors further considered that, with the exception of the revised management fee schedule, the terms of and scope of services provided under the Advisory Agreement would remain the same.

116	Artisan Partners Funds

FACTORS CONSIDERED IN APPROVING ARTISAN INTERNATIONAL SMALL-MID  FUND’S ADVISORY AGREEMENT

At the Meeting, after discussion and consideration of the information presented, the independent directors met in executive session with their independent counsel to discuss the materials. The independent directors and their independent counsel reviewed with the full board the information discussed at the Meeting and during the executive session. Based on all of the information provided, the board concluded that the revised management fee schedule was reasonable and appropriate in light of the nature, quality and extent of services provided by Artisan Partners and that the conclusions the board had reached in connection with the 2018 Contract Renewal had not changed. The board approved the Amendment by the unanimous vote of all directors and also by the unanimous vote of all the independent directors.

Artisan Partners Funds	117

NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

For the purposes of assigning portfolio securities to a particular country in this report, the Adviser considers an issuer to be from a particular country as designated by its securities information vendors. However, the Adviser in its own judgment may consider an issuer to be from a country other than the country designated by the securities information vendors. A vendor’s criteria may include the identity of the jurisdiction of the issuer’s incorporation, the main equity trading market for the issuer’s securities, the geographical distribution of the issuer’s operations and the location of the issuer’s headquarters. The Adviser may also consider other criteria such as the source of a company’s revenues. Over time, country designations may change.

For the purposes of assigning portfolio securities to a particular sector and industry in this report, the Adviser assigns equity securities in accordance with the sector and industry classifications of the Global Industry Classification Standard (GICS®) developed by MSCI Inc. and Standard & Poor’s (to the extent available) as primary sources and FactSet (to the extent available) as a secondary source for this information. The Adviser assigns debt securities in accordance with the classifications developed by Bloomberg Finance L.P. In the event the Adviser’s securities information vendors do not classify a security to a particular sector or industry, or if the Adviser determines that a different classification is more appropriate, the Adviser classifies the security according to its own judgment, using other securities information vendors, the company description and/or other publicly available information. Sector and industry classifications may change over time.

The names of portfolio securities reflected in this report are as reported by the Funds’ data providers, may not represent the legal name of the entity and, in some cases, are translations of non-English names.

Trademarks

Trademarks and copyrights relating to the indices and products of portfolio companies mentioned in this report, if any, are owned by their respective owners. Except as otherwise indicated, the trademarks, including names, logos, slogans and service marks appearing in this report are the property of the Adviser and may not be copied, reproduced, published or in any way used without written permission.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by the Adviser. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indices or financial products. This report is not approved or produced by MSCI.

118	Artisan Partners Funds

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of Artisan Partners Funds’ proxy voting policies and procedures, without charge, upon request by calling 800.344.1770. That information also is included in Artisan Partners Funds’ statement of additional information, which is available without charge, on Artisan Partners Funds’ website at www.artisanpartners.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the twelve-month period ended June 30 is available without charge, on Artisan Partners Funds’ website at www.artisanpartners.com and on the Securities and Exchange Commission’s website at www.sec.gov.

INFORMATION ABOUT PORTFOLIO SECURITIES

Prior to March 31, 2019, Artisan Partners Funds filed a complete schedule of portfolio holdings with the Securities and Exchange Commission for the quarters ending December 31 and June 30 (the first and third quarters of the Funds’ fiscal year) on Form N-Q. Disclosure of the Funds’ complete holdings going forward will be made on Form N-PORT beginning with the month ending March 31, 2019, with every third month made available to the public by the SEC 60 days after the end of the Funds’ fiscal quarter. Artisan Partners first public filing will be for the month ending June 30, 2019. You can find SEC filings on the SEC’s website, https://www.sec.gov.

Artisan Partners Funds	119

ARTISAN PARTNERS FUNDS

P.O. BOX 219322

KANSAS CITY, MO 64121-9322

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.  Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of March 31, 2019 are included as part of the semiannual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.Submission of Matters to a Vote of Security Holders.

No material changes to report.

Item 11.Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), that the Disclosure Controls are effectively designed to provide reasonable assurance that the information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1)	Not applicable for semiannual reports.

	(2)	Certifications of Eric R. Colson, Principal Executive Officer and Gregory K. Ramirez, Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii)

(b)		Certification of Eric R. Colson, Principal Executive Officer and Gregory K. Ramirez, Principal Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Partners Funds, Inc.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	June 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	June 7, 2019

By:	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Principal Financial Officer

Date:	June 7, 2019